UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K

Class F

October 31, 2010

1.809076.106

BCF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.2%
Lear Corp. (a)	73,300	$ 6,480
TRW Automotive Holdings Corp. (a)	323,000	14,758
		21,238
Automobiles - 1.6%
Bajaj Auto Ltd.	615,228	20,972
Bayerische Motoren Werke AG (BMW)	616,358	44,177
Ford Motor Co. (a)	7,427,900	104,956
Hyundai Motor Co.	95,676	14,464
Maruti Suzuki India Ltd.	394,906	13,895
		198,464
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(d)	693,594	39,937
Everonn Education Ltd.	325,512	4,853
		44,790
Hotels, Restaurants & Leisure - 4.1%
Bravo Brio Restaurant Group, Inc.	72,300	1,301
Chipotle Mexican Grill, Inc. (a)	125,500	26,381
Country Style Cooking Restaurant Chain Co. Ltd. ADR	248,000	7,331
Genting International PLC (a)	7,982,000	13,382
International Game Technology	505,000	7,873
Las Vegas Sands Corp. (a)(d)	3,570,900	163,833
McDonald's Corp.	1,147,730	89,259
Starbucks Corp.	3,348,600	95,368
Starwood Hotels & Resorts Worldwide, Inc.	765,500	41,444
WMS Industries, Inc. (a)	750,800	32,757
Wyndham Worldwide Corp.	1,326,685	38,142
		517,071
Household Durables - 0.6%
Beazer Homes USA, Inc. (a)(d)	3,151,700	12,796
Furniture Brands International, Inc. (a)	1,577,549	7,904
Stanley Black & Decker, Inc.	641,500	39,754
Tempur-Pedic International, Inc. (a)	575,900	19,869
		80,323
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	1,970,700	325,441
Expedia, Inc.	970,700	28,102
Mecox Lane Ltd. ADR	20,100	328
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	167,200	$ 29,009
Priceline.com, Inc. (a)	126,700	47,742
		430,622
Media - 0.8%
DIRECTV (a)	2,082,219	90,493
ReachLocal, Inc. (d)	650,000	11,109
		101,602
Multiline Retail - 3.2%
Kohl's Corp. (a)	1,112,500	56,960
Macy's, Inc.	5,528,200	130,687
Nordstrom, Inc.	399,900	15,400
Target Corp.	4,035,700	209,614
		412,661
Specialty Retail - 1.1%
Foot Locker, Inc.	2,881,300	45,899
Home Depot, Inc.	1,067,300	32,958
Lowe's Companies, Inc.	2,263,000	48,270
Office Depot, Inc. (a)	1,264,000	5,675
Select Comfort Corp. (a)	200,000	1,662
		134,464
Textiles, Apparel & Luxury Goods - 0.8%
Evergreen International Holdings Ltd. (a)	340,000	202
Gitanjali Gems Ltd.	1,894,483	12,670
NIKE, Inc. Class B	240,300	19,570
Pandora A/S	325,500	15,792
Polo Ralph Lauren Corp. Class A	224,600	21,759
Provogue (India) Ltd.	2,358,723	3,983
Steven Madden Ltd. (a)	124,400	5,262
Titan Industries Ltd.	54,934	4,402
Vera Bradley, Inc. (a)	684,636	18,725
		102,365
TOTAL CONSUMER DISCRETIONARY		2,043,600
CONSUMER STAPLES - 7.1%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	798,981	50,067
Coca-Cola Enterprises, Inc.	509,100	12,223
Dr Pepper Snapple Group, Inc.	2,540,400	92,852
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.	3,252,500	$ 199,443
United Spirits Ltd.	135,108	4,557
		359,142
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	2,321,500	69,924
Drogasil SA	310,100	7,844
United Natural Foods, Inc. (a)	100,700	3,601
Walgreen Co.	2,549,900	86,391
Whole Foods Market, Inc. (a)	1,360,000	54,060
		221,820
Food Products - 0.5%
Diamond Foods, Inc. (d)	374,000	16,531
Green Mountain Coffee Roasters, Inc. (a)(d)	1,114,200	36,757
Mead Johnson Nutrition Co. Class A	103,400	6,082
Ruchi Soya Industries Ltd.	826,357	2,463
		61,833
Personal Products - 0.2%
Avon Products, Inc.	736,500	22,426
Emami Ltd.	631,338	6,506
		28,932
Tobacco - 1.8%
Philip Morris International, Inc.	3,831,800	224,160
TOTAL CONSUMER STAPLES		895,887
ENERGY - 8.7%
Energy Equipment & Services - 2.1%
Dresser-Rand Group, Inc. (a)	310,500	10,625
Halliburton Co.	972,500	30,984
National Oilwell Varco, Inc.	1,314,800	70,684
Schlumberger Ltd.	1,251,200	87,446
Transocean Ltd. (a)	1,078,400	68,327
		268,066
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	1,081,800	48,865
Anadarko Petroleum Corp.	940,100	57,882
Chevron Corp.	607,100	50,153
ConocoPhillips	233,500	13,870
EOG Resources, Inc.	662,200	63,386
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	4,796,200	$ 318,803
Massey Energy Co.	3,617,453	152,186
Occidental Petroleum Corp.	984,200	77,388
Sunoco, Inc.	1,143,600	42,851
Whiting Petroleum Corp. (a)	100,800	10,124
		835,508
TOTAL ENERGY		1,103,574
FINANCIALS - 7.0%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	187,100	30,114
Money Matters Financial Services Ltd.	1,654,400	25,190
Morgan Stanley	3,962,100	98,537
		153,841
Commercial Banks - 1.3%
Axis Bank Ltd.	311,281	10,331
Bank of Baroda	349,162	8,284
HDFC Bank Ltd.	116,781	6,020
ICICI Bank Ltd.	507,614	13,395
M&T Bank Corp. rights 11/30/10 (a)	234,700	17,516
Punjab National Bank	485,518	15,814
Regions Financial Corp.	5,247,300	33,058
State Bank of India	165,559	11,768
SunTrust Banks, Inc.	1,382,600	34,593
Yes Bank Ltd.	1,166,413	9,460
		160,239
Consumer Finance - 0.4%
Discover Financial Services	1,400,200	24,714
Mahindra & Mahindra Financial Services Ltd.	164,079	2,734
Netspend Holdings, Inc.	54,300	745
Shriram Transport Finance Co. Ltd.	1,223,702	24,333
Sundaram Finance Ltd.	87,063	1,348
		53,874
Diversified Financial Services - 2.5%
Citigroup, Inc. (a)	31,761,000	132,443
CME Group, Inc.	235,700	68,271
Indiabulls Financial Services Ltd.	1,677,982	8,351
Infrastructure Development Finance Co. Ltd.	1,406,622	6,348
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc. (a)	174,600	$ 20,056
JPMorgan Chase & Co.	1,377,500	51,835
NBH Holdings Corp. Class A (a)(f)	347,410	6,774
Rural Electrification Corp. Ltd.	2,424,474	20,274
		314,352
Insurance - 0.6%
Assured Guaranty Ltd.	2,289,800	43,621
Genworth Financial, Inc. Class A (a)	3,172,300	35,974
		79,595
Real Estate Investment Trusts - 0.1%
ProLogis Trust	789,800	10,781
Real Estate Management & Development - 0.8%
Ackruti City Ltd.	1,900,000	20,200
CB Richard Ellis Group, Inc. Class A (a)	1,328,700	24,382
Emami Infrastructure Ltd. (a)	105,223	112
Indiabulls Real Estate Ltd. (a)	5,411,272	23,366
Oberoi Realty Ltd.	48,953	308
Parsvnath Developers Ltd. (a)(e)	21,771,340	32,811
		101,179
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	253,875	3,939
LIC Housing Finance Ltd.	431,960	13,064
		17,003
TOTAL FINANCIALS		890,864
HEALTH CARE - 6.4%
Biotechnology - 2.6%
Alkermes, Inc. (a)	917,100	10,611
Amgen, Inc. (a)	640,800	36,647
Amylin Pharmaceuticals, Inc. (a)	1,832,100	23,872
Dendreon Corp. (a)	1,529,781	55,837
Genzyme Corp. (a)	372,700	26,883
Gilead Sciences, Inc. (a)	1,233,800	48,945
Human Genome Sciences, Inc. (a)	1,012,500	27,216
Micromet, Inc. (a)	1,322,420	9,905
SIGA Technologies, Inc. (a)	718,000	9,514
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	208,800	$ 4,255
Vertex Pharmaceuticals, Inc. (a)	1,774,100	68,001
		321,686
Health Care Equipment & Supplies - 0.3%
Cooper Companies, Inc.	137,500	6,784
Edwards Lifesciences Corp. (a)	199,200	12,731
Elekta AB (B Shares)	135,000	5,108
Opto Circuits India Ltd.	1,026,246	6,658
William Demant Holding AS (a)	126,000	9,445
		40,726
Health Care Providers & Services - 2.3%
DaVita, Inc. (a)	87,300	6,264
Emergency Medical Services Corp. Class A (a)	238,500	12,970
Express Scripts, Inc. (a)	2,861,180	138,824
McKesson Corp.	1,024,800	67,616
Medco Health Solutions, Inc. (a)	1,342,300	70,511
		296,185
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	597,100	11,399
Cerner Corp. (a)	664,300	58,345
Quality Systems, Inc.	95,900	6,163
		75,907
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	391,000	21,235
Pharmaceuticals - 0.4%
Allergan, Inc.	374,400	27,110
Auxilium Pharmaceuticals, Inc. (a)	207,200	5,128
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	111,500	4,218
GlaxoSmithKline PLC sponsored ADR	89,100	3,478
Lupin Ltd.	127,566	1,261
Ranbaxy Laboratories Ltd. (a)	560,099	7,326
		48,521
TOTAL HEALTH CARE		804,260
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	773,900	36,458
Precision Castparts Corp.	983,600	134,340
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	975,100	$ 68,881
United Technologies Corp.	2,131,700	159,387
		399,066
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	212,900	10,509
United Parcel Service, Inc. Class B	1,028,400	69,252
		79,761
Airlines - 1.5%
Delta Air Lines, Inc. (a)	2,734,000	37,975
United Continental Holdings, Inc. (a)	5,109,155	148,370
		186,345
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	602,600	25,159
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	344,300	10,264
Construction & Engineering - 0.9%
Fluor Corp.	1,484,100	71,519
Jacobs Engineering Group, Inc. (a)	1,085,571	41,914
KBR, Inc.	97,800	2,484
Voltas Ltd.	439,996	2,434
		118,351
Electrical Equipment - 0.1%
Crompton Greaves Ltd.	351,628	2,522
Regal-Beloit Corp.	108,300	6,250
		8,772
Industrial Conglomerates - 0.1%
Textron, Inc.	572,000	11,909
Machinery - 4.5%
Beml Ltd.	504,883	12,799
Bucyrus International, Inc. Class A	1,341,000	91,403
Caterpillar, Inc.	1,044,100	82,066
Cummins, Inc.	995,000	87,660
Danaher Corp.	1,368,400	59,334
Dover Corp.	465,400	24,713
Ingersoll-Rand Co. Ltd.	2,243,000	88,172
Joy Global, Inc.	207,037	14,689
Manitowoc Co., Inc.	1,135,200	12,646
PACCAR, Inc.	1,259,400	64,557
Pall Corp.	319,900	13,650
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	168,600	$ 12,906
Tata Motors Ltd.	141,240	3,708
Thermax Ltd.	344,875	6,706
		575,009
Professional Services - 0.2%
Manpower, Inc.	416,400	22,790
Road & Rail - 1.1%
CSX Corp.	711,200	43,703
Union Pacific Corp.	1,095,500	96,053
		139,756
Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd.	571,688	9,086
Mills Estruturas e Servicos de Engenharia SA (a)	304,400	3,673
		12,759
TOTAL INDUSTRIALS		1,589,941
INFORMATION TECHNOLOGY - 37.2%
Communications Equipment - 5.1%
Acme Packet, Inc. (a)	652,000	25,787
Blue Coat Systems, Inc. (a)	150,000	4,046
Brocade Communications Systems, Inc. (a)	2,116,600	13,377
Cisco Systems, Inc. (a)	2,884,600	65,855
HTC Corp.	1,832,000	41,363
Juniper Networks, Inc. (a)	1,751,900	56,744
Motorola, Inc. (a)	3,010,000	24,532
QUALCOMM, Inc.	6,574,500	296,707
Research In Motion Ltd. (a)	1,436,500	81,809
Sterlite Optical Technologies Ltd.	1,664,340	3,103
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,433,700	26,746
ZTE Corp. (H Shares)	411,200	1,528
		641,597
Computers & Peripherals - 11.2%
Apple, Inc. (a)	2,942,200	885,219
EMC Corp. (a)	3,055,200	64,190
Hewlett-Packard Co.	3,569,800	150,146
Imagination Technologies Group PLC (a)	641,000	4,459
Isilon Systems, Inc. (a)	512,300	14,585
NetApp, Inc. (a)	2,117,600	112,762
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	1,172,400	$ 44,059
Seagate Technology (a)	5,159,400	75,585
Western Digital Corp. (a)	2,233,400	71,513
		1,422,518
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,496,455	52,077
Jabil Circuit, Inc.	2,416,400	37,068
Power-One, Inc. (a)(d)	799,500	8,323
		97,468
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	2,605,100	134,606
Alibaba.com Ltd. (a)	5,180,000	10,118
Baidu.com, Inc. sponsored ADR (a)	668,800	73,575
eBay, Inc. (a)	873,300	26,033
Google, Inc. Class A (a)	839,400	514,544
INFO Edge India Ltd.	293,110	4,499
IntraLinks Holdings, Inc.	50,000	1,094
OpenTable, Inc. (a)	337,051	20,678
Rackspace Hosting, Inc. (a)	1,551,400	38,723
SciQuest, Inc.	619,800	6,998
Sohu.com, Inc. (a)	105,600	7,867
SouFun Holdings Ltd. ADR (d)	184,600	13,568
TPK Holdings Co.	16,000	264
VistaPrint Ltd. (a)	200,000	8,414
		860,981
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	1,180,100	76,931
iGate Corp.	471,430	9,636
MasterCard, Inc. Class A	564,700	135,562
VeriFone Holdings, Inc. (a)	362,700	12,270
Visa, Inc. Class A	2,126,300	166,213
		400,612
Office Electronics - 0.6%
Xerox Corp.	6,111,600	71,506
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)	3,874,800	28,402
ARM Holdings PLC sponsored ADR	785,800	13,893
Atmel Corp. (a)	3,135,800	27,783
Avago Technologies Ltd. (a)	911,500	22,496
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	2,918,000	$ 118,879
Lam Research Corp. (a)	1,552,800	71,103
Marvell Technology Group Ltd. (a)	7,473,100	144,306
MIPS Technologies, Inc. (a)	1,450,100	21,316
NVIDIA Corp. (a)	8,121,000	97,696
NXP Semiconductors NV	2,591,700	34,185
Silicon Laboratories, Inc. (a)	394,100	15,725
Trina Solar Ltd. ADR (a)(d)	1,092,400	29,233
TriQuint Semiconductor, Inc. (a)	1,956,500	20,152
Varian Semiconductor Equipment Associates, Inc. (a)	83,000	2,712
		647,881
Software - 4.5%
BMC Software, Inc. (a)	239,200	10,874
Check Point Software Technologies Ltd. (a)	1,419,400	60,679
Citrix Systems, Inc. (a)	800,900	51,314
Informatica Corp. (a)	1,193,700	48,572
Intuit, Inc. (a)	852,200	40,906
Microsoft Corp.	54,500	1,452
Oracle Corp.	3,779,600	111,120
QLIK Technologies, Inc. (d)	757,763	18,921
Radiant Systems, Inc. (a)	335,000	6,536
RealPage, Inc. (d)	1,043,985	24,095
Red Hat, Inc. (a)	2,331,600	98,533
Salesforce.com, Inc. (a)	465,868	54,073
SuccessFactors, Inc. (a)	199,100	5,400
VMware, Inc. Class A (a)	591,000	45,188
		577,663
TOTAL INFORMATION TECHNOLOGY		4,720,226
MATERIALS - 3.3%
Chemicals - 1.6%
Asian Paints India Ltd.	44,645	2,707
CF Industries Holdings, Inc.	609,500	74,682
Grasim Industries Ltd.	19,141	1,006
LyondellBasell Industries NV Class A (a)	2,145,500	57,628
Solar Industries India Ltd.	185,542	2,212
The Mosaic Co.	866,900	63,422
		201,657
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Ball Corp.	220,500	$ 14,191
Metals & Mining - 1.6%
Alcoa, Inc.	6,997,200	91,873
Carpenter Technology Corp.	301,025	10,735
Freeport-McMoRan Copper & Gold, Inc.	729,900	69,107
Walter Energy, Inc.	350,200	30,804
		202,519
TOTAL MATERIALS		418,367
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	460,200	19,241
SOFTBANK CORP.	714,900	22,959
Sprint Nextel Corp. (a)	9,435,006	38,872
		81,072
UTILITIES - 0.1%
Gas Utilities - 0.0%
Indraprastha Gas Ltd.	808,458	5,998
Independent Power Producers & Energy Traders - 0.1%
Adani Power Ltd. (a)	2,274,925	6,618
TOTAL UTILITIES		12,616
TOTAL COMMON STOCKS (Cost $9,517,582)		12,560,407
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	445,700	22,832
Volkswagen AG	435,800	65,491
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $73,637)		88,323
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	21,581,636	$ 21,582
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	201,317,425	201,317
TOTAL MONEY MARKET FUNDS (Cost $222,899)		222,899
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $9,814,118)		12,871,629
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(188,506)
NET ASSETS - 100%		$ 12,683,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,774,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	109
Total	$ 116
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 16,160	$ -	$ 7,061	$ -	$ -
Parsvnath Developers Ltd.	18,023	14,168	-	-	32,811
Total	$ 34,183	$ 14,168	$ 7,061	$ -	$ 32,811
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,131,923	$ 2,117,826	$ 14,097	$ -
Consumer Staples	895,887	895,887	-	-
Energy	1,103,574	1,103,574	-	-
Financials	890,864	823,061	61,029	6,774
Health Care	804,260	804,260	-	-
Industrials	1,589,941	1,586,233	3,708	-
Information Technology	4,720,226	4,720,226	-	-
Materials	418,367	417,361	1,006	-
Telecommunication Services	81,072	58,113	22,959	-
Utilities	12,616	12,616	-	-
Money Market Funds	222,899	222,899	-	-
Total Investments in Securities:	$ 12,871,629	$ 12,762,056	$ 102,799	$ 6,774
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,774
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,774
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $9,882,415,000. Net unrealized appreciation aggregated $2,989,214,000, of which $3,092,893,000 related to appreciated investment securities and $103,679,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

October 31, 2010

1.809087.106

BCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Johnson Controls, Inc.	43,200	$ 1,517,184
Household Durables - 2.0%
KB Home (d)	285,400	2,999,554
PulteGroup, Inc. (a)	188,902	1,482,881
Stanley Black & Decker, Inc.	30,600	1,896,282
		6,378,717
Media - 1.8%
Time Warner Cable, Inc.	57,567	3,331,402
Time Warner, Inc.	75,500	2,454,505
		5,785,907
Specialty Retail - 1.2%
Best Buy Co., Inc.	21,900	941,262
Lowe's Companies, Inc.	87,065	1,857,096
Staples, Inc.	49,500	1,013,265
		3,811,623
TOTAL CONSUMER DISCRETIONARY		17,493,431
CONSUMER STAPLES - 6.1%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	21,368	1,339,003
Grupo Modelo SAB de CV Series C	156,500	876,365
The Coca-Cola Co.	76,400	4,684,848
		6,900,216
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	100,800	3,036,096
Kroger Co.	47,600	1,047,200
Walgreen Co.	35,000	1,185,800
		5,269,096
Food Products - 0.7%
Nestle SA	43,534	2,383,789
Personal Products - 0.4%
Avon Products, Inc.	41,300	1,257,585
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	20,400	$ 1,555,092
Philip Morris International, Inc.	31,300	1,831,050
		3,386,142
TOTAL CONSUMER STAPLES		19,196,828
ENERGY - 14.8%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	60,687	2,811,629
Ensco International Ltd. ADR	31,950	1,480,563
Halliburton Co.	105,615	3,364,894
Noble Corp.	36,500	1,260,345
Transocean Ltd. (a)	18,800	1,191,168
Weatherford International Ltd. (a)	151,500	2,546,715
		12,655,314
Oil, Gas & Consumable Fuels - 10.8%
Alpha Natural Resources, Inc. (a)	32,300	1,458,991
Apache Corp.	5,400	545,508
BP PLC sponsored ADR	38,800	1,584,204
Chevron Corp.	128,500	10,615,385
Cimarex Energy Co.	13,600	1,043,800
Exxon Mobil Corp.	73,150	4,862,281
Marathon Oil Corp.	123,800	4,403,566
Massey Energy Co.	32,100	1,350,447
Occidental Petroleum Corp.	48,816	3,838,402
Petrohawk Energy Corp. (a)	84,200	1,432,242
Royal Dutch Shell PLC Class B ADR	24,500	1,575,840
Southwestern Energy Co. (a)	42,525	1,439,471
		34,150,137
TOTAL ENERGY		46,805,451
FINANCIALS - 27.9%
Capital Markets - 2.6%
Franklin Resources, Inc.	12,800	1,468,160
Morgan Stanley	184,500	4,588,515
State Street Corp.	52,270	2,182,795
		8,239,470
Commercial Banks - 8.7%
BB&T Corp.	95,000	2,223,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	157,400	$ 892,458
PNC Financial Services Group, Inc.	54,022	2,911,786
Regions Financial Corp.	229,640	1,446,732
SunTrust Banks, Inc.	25,800	645,516
SVB Financial Group (a)	23,000	996,820
U.S. Bancorp, Delaware	160,354	3,877,360
Wells Fargo & Co.	555,877	14,497,272
		27,491,894
Consumer Finance - 0.4%
Capital One Financial Corp.	35,800	1,334,266
Diversified Financial Services - 10.4%
Bank of America Corp.	807,402	9,236,679
Citigroup, Inc. (a)	1,651,400	6,886,338
JPMorgan Chase & Co.	392,252	14,760,441
KKR Financial Holdings LLC	126,500	1,111,935
Moody's Corp.	38,500	1,041,810
		33,037,203
Insurance - 3.5%
Allstate Corp.	65,200	1,987,948
Everest Re Group Ltd.	7,500	632,100
Genworth Financial, Inc. Class A (a)	198,827	2,254,698
Lincoln National Corp.	44,800	1,096,704
MetLife, Inc.	44,900	1,810,817
Old Republic International Corp.	57,900	764,280
Unum Group	47,200	1,058,224
XL Capital Ltd. Class A	70,132	1,483,292
		11,088,063
Real Estate Investment Trusts - 1.4%
ProLogis Trust	41,900	571,935
Public Storage	13,400	1,329,548
SL Green Realty Corp.	21,200	1,393,264
Weyerhaeuser Co.	65,964	1,069,936
		4,364,683
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	111,110	2,038,869
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	94,000	713,460
TOTAL FINANCIALS		88,307,908
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.2%
Biotechnology - 2.2%
Amgen, Inc. (a)	68,300	$ 3,906,077
Biogen Idec, Inc. (a)	33,600	2,107,056
Gilead Sciences, Inc. (a)	22,800	904,476
		6,917,609
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	14,600	1,213,552
Covidien PLC	62,185	2,479,316
Stryker Corp.	15,900	786,891
		4,479,759
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	69,500	1,305,210
CIGNA Corp.	44,400	1,562,436
Humana, Inc. (a)	48,400	2,821,236
		5,688,882
Pharmaceuticals - 9.8%
Johnson & Johnson	148,137	9,431,883
Merck & Co., Inc.	261,700	9,494,476
Pfizer, Inc.	642,419	11,178,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,800	871,920
		30,976,370
TOTAL HEALTH CARE		48,062,620
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.2%
Goodrich Corp.	17,100	1,403,397
Honeywell International, Inc.	31,660	1,491,503
Precision Castparts Corp.	7,000	956,060
United Technologies Corp.	41,700	3,117,909
		6,968,869
Building Products - 1.1%
Masco Corp.	209,300	2,231,138
Owens Corning (a)	42,300	1,143,792
		3,374,930
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	25,100	912,385
Republic Services, Inc.	43,330	1,291,667
		2,204,052
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.8%
Fluor Corp.	34,700	$ 1,672,193
Jacobs Engineering Group, Inc. (a)	27,150	1,048,262
		2,720,455
Electrical Equipment - 0.3%
Regal-Beloit Corp.	14,591	842,047
Industrial Conglomerates - 1.9%
General Electric Co.	255,300	4,089,906
Textron, Inc.	97,600	2,032,032
		6,121,938
Machinery - 2.6%
Caterpillar, Inc.	20,500	1,611,300
Cummins, Inc.	8,701	766,558
Dover Corp.	12,000	637,200
Ingersoll-Rand Co. Ltd.	105,600	4,151,136
Navistar International Corp. (a)	20,000	963,600
		8,129,794
Road & Rail - 2.5%
CSX Corp.	52,100	3,201,545
Union Pacific Corp.	52,926	4,640,552
		7,842,097
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	15,800	676,556
TOTAL INDUSTRIALS		38,880,738
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	117,300	2,677,959
Juniper Networks, Inc. (a)	33,200	1,075,348
		3,753,307
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	83,000	3,490,980
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc. (a)	34,250	1,191,900
Avnet, Inc. (a)	78,346	2,333,144
Flextronics International Ltd. (a)	144,100	1,031,756
Tyco Electronics Ltd.	60,085	1,903,493
		6,460,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
eBay, Inc. (a)	85,400	$ 2,545,774
IT Services - 0.3%
International Business Machines Corp.	7,200	1,033,920
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	87,800	1,085,208
KLA-Tencor Corp.	80,800	2,886,176
Lam Research Corp. (a)	63,600	2,912,244
		6,883,628
TOTAL INFORMATION TECHNOLOGY		24,167,902
MATERIALS - 2.6%
Chemicals - 1.4%
Celanese Corp. Class A	27,700	987,505
Dow Chemical Co.	111,600	3,440,628
		4,428,133
Construction Materials - 0.4%
HeidelbergCement AG	23,592	1,233,806
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	37,600	1,053,928
Metals & Mining - 0.5%
Alcoa, Inc.	55,600	730,028
Newcrest Mining Ltd.	17,738	694,386
		1,424,414
TOTAL MATERIALS		8,140,281
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.3%
Qwest Communications International, Inc.	130,200	859,320
Verizon Communications, Inc.	198,118	6,432,891
		7,292,211
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	537,745	2,215,509
TOTAL TELECOMMUNICATION SERVICES		9,507,720
Common Stocks - continued
	Shares	Value
UTILITIES - 4.6%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	57,900	$ 2,167,776
Edison International	27,327	1,008,366
Entergy Corp.	22,600	1,684,378
FirstEnergy Corp.	49,500	1,797,840
NextEra Energy, Inc.	50,473	2,778,034
PPL Corp.	75,900	2,041,710
		11,478,104
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	58,800	702,072
Multi-Utilities - 0.8%
CMS Energy Corp.	93,300	1,714,854
PG&E Corp.	17,300	827,286
		2,542,140
TOTAL UTILITIES		14,722,316
TOTAL COMMON STOCKS (Cost $322,575,009)		315,285,195
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.23% (b)	1,527,214	1,527,214
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	3,137,200	3,137,200
TOTAL MONEY MARKET FUNDS (Cost $4,664,414)		4,664,414
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $327,239,423)		319,949,609
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,505,046)
NET ASSETS - 100%		$ 316,444,563
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 241
Fidelity Securities Lending Cash Central Fund	1,555
Total	$ 1,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $338,147,844. Net unrealized depreciation aggregated $18,198,235, of which $33,832,996 related to appreciated investment securities and $52,031,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund -
Dividend Growth
Class K

October 31, 2010

1.809095.106

DGF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Minth Group Ltd.	56,000	$ 105
Modine Manufacturing Co. (a)	454,646	6,147
Stoneridge, Inc. (a)	854,670	9,401
Tenneco, Inc. (a)	289,220	9,434
Tower International, Inc.	312,000	4,009
TRW Automotive Holdings Corp. (a)	215,864	9,863
		38,959
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	138,068	9,896
Fiat SpA	166,800	2,822
Mazda Motor Corp.	2,500,000	6,354
Thor Industries, Inc.	476,975	15,020
Winnebago Industries, Inc. (a)(f)	1,556,036	15,560
		49,652
Diversified Consumer Services - 0.4%
H&R Block, Inc.	405,700	4,783
Service Corp. International	1,072,000	8,876
Stewart Enterprises, Inc. Class A (e)	2,404,447	13,369
Universal Technical Institute, Inc.	264,359	5,115
		32,143
Hotels, Restaurants & Leisure - 2.3%
Accor SA	390,692	16,018
Ameristar Casinos, Inc.	531,118	9,496
Bally Technologies, Inc. (a)	187,384	6,761
Bravo Brio Restaurant Group, Inc.	525,449	9,458
Brinker International, Inc.	978,807	18,147
DineEquity, Inc. (a)(e)	700,249	31,126
InterContinental Hotel Group PLC	834,200	16,109
International Game Technology	530,812	8,275
NH Hoteles SA (a)	2,196,373	11,506
O'Charleys, Inc. (a)(f)	1,379,425	10,346
Sol Melia SA (e)	812,867	8,087
Vail Resorts, Inc. (a)	292,421	11,861
WMS Industries, Inc. (a)	803,361	35,051
Wyndham Worldwide Corp.	616,809	17,733
		209,974
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	155,200	2,354
Garmin Ltd.	274,800	9,024
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc. (a)	315,800	$ 2,454
Libbey, Inc. (a)	253,947	3,375
Newell Rubbermaid, Inc.	367,400	6,485
PulteGroup, Inc. (a)	1,018,282	7,994
Stanley Black & Decker, Inc.	437,501	27,112
Techtronic Industries Co. Ltd.	4,062,000	4,114
Tempur-Pedic International, Inc. (a)	297,100	10,250
		73,162
Internet & Catalog Retail - 0.2%
Expedia, Inc.	497,345	14,398
Liberty Media Corp. Interactive Series A (a)	271,488	4,007
Rakuten, Inc.	406	313
		18,718
Media - 2.4%
Aegis Group PLC	2,188,410	4,407
CC Media Holdings, Inc. Class A (a)	1,200,000	7,980
Comcast Corp.:
Class A	51,870	1,067
Class A (special) (non-vtg.)	2,083,643	40,277
Informa PLC	1,452,543	10,147
Lamar Advertising Co. Class A (a)	102,154	3,472
Liberty Media Corp. Starz Series A (a)	128,492	8,419
McGraw-Hill Companies, Inc.	460,900	17,353
MDC Partners, Inc. Class A (sub. vtg.)	1,398,539	19,440
The Walt Disney Co.	1,171,945	42,319
Time Warner Cable, Inc.	723,626	41,876
United Business Media Ltd.	868,911	9,160
Wolters Kluwer NV (Certificaten Van Aandelen)	422,400	9,607
		215,524
Multiline Retail - 0.6%
Maoye International Holdings Ltd.	9,689,000	4,175
Target Corp.	902,856	46,894
		51,069
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	485,400	31,541
AnnTaylor Stores Corp. (a)	388,077	9,042
Asbury Automotive Group, Inc. (a)	479,969	6,921
Best Buy Co., Inc.	416,942	17,920
Big 5 Sporting Goods Corp.	510,000	6,895
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC	1,419,949	$ 6,927
Casual Male Retail Group, Inc. (a)	2,353,500	10,379
Collective Brands, Inc. (a)	328,350	5,034
Foot Locker, Inc.	692,827	11,037
Hengdeli Holdings Ltd.	25,940,000	14,390
Home Depot, Inc.	382,368	11,808
I.T Ltd.	5,780,000	4,877
Lowe's Companies, Inc.	1,882,954	40,163
Lumber Liquidators Holdings, Inc. (a)(e)	198,297	4,775
MarineMax, Inc. (a)	622,300	4,655
OfficeMax, Inc. (a)	919,756	16,280
Staples, Inc.	928,907	19,015
Urban Outfitters, Inc. (a)	334,200	10,283
West Marine, Inc. (a)	125,603	1,232
		233,174
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	1,976,000	999
Evergreen International Holdings Ltd. (a)	248,000	147
G-III Apparel Group Ltd. (a)	304,000	8,026
Peak Sport Products Co. Ltd. (e)	2,432,000	1,939
Phillips-Van Heusen Corp.	284,124	17,428
		28,539
TOTAL CONSUMER DISCRETIONARY		950,914
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	310,832	19,478
Britvic PLC	40,700	315
Carlsberg AS Series B	136,900	14,970
Dr Pepper Snapple Group, Inc.	504,687	18,446
Silver Base Group Holdings Ltd.	6,591,000	4,813
The Coca-Cola Co.	1,667,329	102,241
		160,263
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	1,050,497	31,641
Drogasil SA	235,900	5,967
Global Dairy Holdings Ltd.	12,405,000	6,161
Kroger Co.	2,575,240	56,655
PriceSmart, Inc.	291,566	8,552
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	352,290	$ 10,378
Wal-Mart Stores, Inc.	1,083,563	58,697
Walgreen Co.	1,011,818	34,280
Winn-Dixie Stores, Inc. (a)	1,456,296	9,757
		222,088
Food Products - 1.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (e)	10,916,000	5,028
Calavo Growers, Inc.	562,070	12,326
Chiquita Brands International, Inc. (a)	398,078	5,282
Diamond Foods, Inc.	96,700	4,274
Flowers Foods, Inc. (e)	478,854	12,201
Kellogg Co.	156,191	7,850
M. Dias Branco SA	12,100	306
Marine Harvest ASA (e)	44,263,691	43,967
Nestle SA	501,077	27,437
Seneca Foods Corp. Class A (a)	113,852	2,630
Shenguan Holdings Group Ltd.	1,414,000	1,842
Smithfield Foods, Inc. (a)	1,232,810	20,650
TreeHouse Foods, Inc. (a)	33,900	1,583
		145,376
Household Products - 1.0%
Kimberly-Clark Corp.	349,777	22,155
Procter & Gamble Co.	1,068,153	67,902
Youyuan International Holdings Ltd.	8,394,000	3,758
		93,815
Personal Products - 0.6%
Avon Products, Inc.	707,028	21,529
BaWang International (Group) Holding Ltd. (e)	19,600,000	8,243
Estee Lauder Companies, Inc. Class A	137,835	9,810
Hengan International Group Co. Ltd.	901,500	8,490
Herbalife Ltd.	12,200	779
USANA Health Sciences, Inc. (a)	44,799	1,968
		50,819
Tobacco - 1.0%
Imperial Tobacco Group PLC	247,779	7,936
Japan Tobacco, Inc.	162	503
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	121,525	$ 10,371
Philip Morris International, Inc.	1,168,526	68,359
		87,169
TOTAL CONSUMER STAPLES		759,530
ENERGY - 10.8%
Energy Equipment & Services - 3.5%
Aker Solutions ASA	1,203,779	18,326
Baker Hughes, Inc.	338,310	15,674
Global Industries Ltd. (a)	793,076	4,592
Halliburton Co.	1,180,175	37,600
Helix Energy Solutions Group, Inc. (a)	570,796	7,243
ION Geophysical Corp. (a)(e)	1,940,076	9,487
National Oilwell Varco, Inc.	1,200,770	64,553
Noble Corp.	384,508	13,277
Saipem SpA	170,910	7,593
Schlumberger Ltd.	932,179	65,150
Superior Energy Services, Inc. (a)	85,400	2,359
Transocean Ltd. (a)	242,676	15,376
Union Drilling, Inc. (a)	57,012	261
Vantage Drilling Co. (a)	5,358,600	9,217
Weatherford International Ltd. (a)	2,414,311	40,585
		311,293
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	475,417	29,271
Apache Corp.	412,629	41,684
Arch Coal, Inc.	324,605	7,982
Berry Petroleum Co. Class A	748,200	25,596
BP PLC sponsored ADR	650,359	26,554
Chesapeake Energy Corp.	470,694	10,214
Chevron Corp.	506,312	41,826
Cimarex Energy Co.	97,347	7,471
Compton Petroleum Corp. (a)	2,112,000	1,025
Concho Resources, Inc. (a)	129,231	8,874
Concho Resources, Inc. (a)(h)	230,820	14,265
CVR Energy, Inc. (a)	427,000	4,065
Daylight Energy Ltd.	113,600	1,106
Denbury Resources, Inc. (a)	1,049,299	17,859
EOG Resources, Inc.	278,600	26,668
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc.	522,938	$ 7,755
Exxon Mobil Corp.	217,912	14,485
Gran Tierra Energy, Inc. (a)	325,300	2,424
Holly Corp.	535,415	17,524
International Coal Group, Inc. (a)(e)	1,687,270	9,482
InterOil Corp. (a)(e)	202,419	14,408
Kodiak Oil & Gas Corp. (a)	183,069	754
Marathon Oil Corp.	566,106	20,136
Massey Energy Co.	659,279	27,736
Niko Resources Ltd.	64,700	6,172
Noble Energy, Inc.	72,925	5,942
Northern Oil & Gas, Inc. (a)	2,047,595	40,297
Occidental Petroleum Corp.	269,247	21,171
OPTI Canada, Inc. (a)	10,357,800	7,109
OPTI Canada, Inc. (a)(g)	2,661,400	1,827
Pan Orient Energy Corp. (a)	938,500	6,791
PetroBakken Energy Ltd. Class A (e)	281,726	6,221
Petrohawk Energy Corp. (a)	2,382,650	40,529
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	389,100	12,136
Petroplus Holdings AG	511,750	6,046
Plains Exploration & Production Co. (a)	1,467,275	40,893
Rodinia Oil Corp.	773,300	1,327
Royal Dutch Shell PLC Class B ADR	8,100	521
Southwestern Energy Co. (a)	527,416	17,853
Suncor Energy, Inc.	382,600	12,259
Sunoco, Inc.	235,517	8,825
Talisman Energy, Inc.	627,900	11,383
Valero Energy Corp.	855,461	15,356
Voyager Oil & Gas, Inc. (a)	100	0*
Whiting Petroleum Corp. (a)	167,685	16,842
		658,664
TOTAL ENERGY		969,957
FINANCIALS - 15.4%
Capital Markets - 2.1%
AllianceBernstein Holding LP	139,400	3,401
Bank of New York Mellon Corp.	856,352	21,460
Bank Sarasin & Co. Ltd. Series B (Reg.)	200,299	7,325
Evercore Partners, Inc. Class A	42,900	1,302
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
GCA Savvian Group Corp. (a)	1,437	$ 1,363
Goldman Sachs Group, Inc.	362,429	58,333
GP Investments, Ltd. unit (a)	774,679	3,279
Invesco Ltd.	427,087	9,823
Janus Capital Group, Inc.	643,400	6,794
Morgan Stanley	2,013,524	50,076
State Street Corp.	540,841	22,586
TD Ameritrade Holding Corp.	182,517	3,119
		188,861
Commercial Banks - 4.3%
Associated Banc-Corp.	1,373,043	17,396
Banco do Brasil SA	592,500	11,528
CapitalSource, Inc.	5,651,145	34,528
CIT Group, Inc. (a)	162,663	7,048
Commercial Bank of Qatar GDR (Reg. S)	706,706	3,238
Huntington Bancshares, Inc.	3,094,100	17,544
Itau Unibanco Banco Multiplo SA ADR (a)(g)	253,800	6,233
KeyCorp	1,402,975	11,490
PNC Financial Services Group, Inc.	1,138,542	61,367
Regions Financial Corp.	1,203,949	7,585
SunTrust Banks, Inc.	886,716	22,186
Susquehanna Bancshares, Inc., Pennsylvania	854,525	6,751
SVB Financial Group (a)	422,500	18,311
U.S. Bancorp, Delaware	101,398	2,452
Wells Fargo & Co.	5,667,141	147,799
Wilmington Trust Corp., Delaware (e)	1,245,858	8,858
		384,314
Consumer Finance - 0.7%
American Express Co.	640,357	26,549
Capital One Financial Corp.	262,914	9,799
Discover Financial Services	890,327	15,714
SLM Corp. (a)	787,260	9,368
		61,430
Diversified Financial Services - 4.0%
Bank of America Corp.	4,947,858	56,603
Citigroup, Inc. (a)	22,493,585	93,798
CME Group, Inc.	57,227	16,576
Deutsche Boerse AG	128,642	9,050
Infrastructure Development Finance Co. Ltd.	40,688	184
JPMorgan Chase & Co.	3,634,799	136,777
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	352,633	$ 9,542
PICO Holdings, Inc. (a)(f)	1,228,064	37,751
		360,281
Insurance - 1.6%
AEGON NV (a)	1,214,627	7,696
Allstate Corp.	28,400	866
American Equity Investment Life Holding Co.	101,300	1,099
Assured Guaranty Ltd.	1,686,351	32,125
Delphi Financial Group, Inc. Class A	328,935	8,904
Endurance Specialty Holdings Ltd.	226,900	9,394
Genworth Financial, Inc. Class A (a)	2,711,525	30,749
Lincoln National Corp.	685,850	16,790
MBIA, Inc. (a)(e)	848,325	9,510
MetLife, Inc.	189,700	7,651
Old Republic International Corp.	356,169	4,701
Platinum Underwriters Holdings Ltd.	127,000	5,467
Protective Life Corp.	492,400	11,803
		146,755
Real Estate Investment Trusts - 1.5%
Boston Properties, Inc.	56,991	4,912
CBL & Associates Properties, Inc.	633,200	9,929
Education Realty Trust, Inc.	423,700	3,178
Franklin Street Properties Corp.	606,400	8,095
ProLogis Trust	1,593,800	21,755
Public Storage	133,419	13,238
Segro PLC	1,035,273	4,916
SL Green Realty Corp.	291,200	19,138
The Macerich Co.	125,654	5,605
U-Store-It Trust	568,200	4,892
Vornado Realty Trust	138,038	12,063
Westfield Group unit	168,768	2,047
Weyerhaeuser Co.	1,362,323	22,097
		131,865
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	3,720,572	68,272
Coresite Realty Corp.	277,900	4,185
Iguatemi Empresa de Shopping Centers SA	444,800	10,380
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	206,580	$ 16,126
Kenedix, Inc. (a)(e)	44,866	9,049
		108,012
Thrifts & Mortgage Finance - 0.0%
Bank Mutual Corp.	268,535	1,294
TOTAL FINANCIALS		1,382,812
HEALTH CARE - 9.9%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	126,500	8,640
Allos Therapeutics, Inc. (a)	408,025	1,624
Amgen, Inc. (a)	745,159	42,616
Amylin Pharmaceuticals, Inc. (a)	598,370	7,797
ARIAD Pharmaceuticals, Inc. (a)	2,189,679	8,058
ArQule, Inc. (a)	429,200	2,369
AVEO Pharmaceuticals, Inc.	773,000	11,750
AVEO Pharmaceuticals, Inc. (h)	290,609	3,973
Biogen Idec, Inc. (a)	296,922	18,620
Cephalon, Inc. (a)	145,400	9,660
China Biologic Products, Inc. (a)(e)	102,319	1,002
Clinical Data, Inc. (a)(e)	780,409	14,820
Gilead Sciences, Inc. (a)	191,000	7,577
Human Genome Sciences, Inc. (a)	555,400	14,929
ImmunoGen, Inc. (a)	376,900	3,098
InterMune, Inc. (a)	218,906	2,876
Micromet, Inc. (a)(e)	963,800	7,219
NPS Pharmaceuticals, Inc. (a)	562,210	3,503
OREXIGEN Therapeutics, Inc. (a)(e)	2,029,357	10,735
PDL BioPharma, Inc.	1,012,800	5,297
Protalix BioTherapeutics, Inc. (a)(e)	433,381	4,186
SIGA Technologies, Inc. (a)(e)	1,460,424	19,351
Theravance, Inc. (a)	1,321,161	26,925
United Therapeutics Corp. (a)	225,400	13,524
Vertex Pharmaceuticals, Inc. (a)	93,315	3,577
ZIOPHARM Oncology, Inc. (a)	983,452	4,239
		257,965
Health Care Equipment & Supplies - 1.7%
American Medical Systems Holdings, Inc. (a)	524,016	10,585
C. R. Bard, Inc.	300,130	24,947
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	513,027	$ 20,454
Hill-Rom Holdings, Inc.	341,100	13,218
Hologic, Inc. (a)	329,762	5,283
Kinetic Concepts, Inc. (a)	227,325	8,645
NuVasive, Inc. (a)	325,500	8,528
Orthofix International NV (a)	326,188	9,137
Orthovita, Inc. (a)	1,411,500	3,077
Stryker Corp.	284,500	14,080
Symmetry Medical, Inc. (a)	951,051	8,417
William Demant Holding AS (a)	115,354	8,647
Wright Medical Group, Inc. (a)	712,491	9,505
Zimmer Holdings, Inc. (a)	101,500	4,815
		149,338
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (a)	1,149,700	21,591
Catalyst Health Solutions, Inc. (a)	241,229	9,131
CIGNA Corp.	1,014,900	35,714
Corvel Corp. (a)	8,100	363
DaVita, Inc. (a)	142,081	10,194
Emeritus Corp. (a)	296,381	5,528
Express Scripts, Inc. (a)	825,900	40,073
Fresenius Medical Care AG & Co. KGaA	211,623	13,478
LHC Group, Inc. (a)	142,200	3,825
McKesson Corp.	260,606	17,195
Medco Health Solutions, Inc. (a)	535,808	28,146
Quest Diagnostics, Inc.	316,647	15,560
RehabCare Group, Inc. (a)	322,778	7,175
Sun Healthcare Group, Inc. (a)	1,040,300	9,893
		217,866
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	722,300	13,789
Computer Programs & Systems, Inc.	88,700	4,051
		17,840
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	179,300	8,997
Lonza Group AG	145,913	12,770
PerkinElmer, Inc.	219,300	5,143
		26,910
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.4%
Ardea Biosciences, Inc. (a)	684,100	$ 14,585
Cadence Pharmaceuticals, Inc. (a)(e)	1,627,895	14,456
GlaxoSmithKline PLC	553,600	10,809
GlaxoSmithKline PLC sponsored ADR	538,929	21,040
Merck & Co., Inc.	2,549,124	92,482
Novartis AG sponsored ADR (e)	161,240	9,344
Novo Nordisk AS Series B	194,299	20,398
Pronova BioPharma ASA (a)	3,341,774	5,589
Teva Pharmaceutical Industries Ltd. sponsored ADR	344,390	17,874
Valeant Pharmaceuticals International, Inc.	363,800	10,066
		216,643
TOTAL HEALTH CARE		886,562
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	284,600	10,462
DigitalGlobe, Inc. (a)	272,321	8,891
Esterline Technologies Corp. (a)	162,221	9,805
GeoEye, Inc. (a)	581,150	25,728
Goodrich Corp.	258,977	21,254
HEICO Corp. Class A	427,878	15,891
Honeywell International, Inc.	597,830	28,164
Precision Castparts Corp.	252,272	34,455
Raytheon Co.	422,398	19,464
United Technologies Corp.	854,502	63,891
		238,005
Airlines - 0.3%
Delta Air Lines, Inc. (a)	347,865	4,832
Southwest Airlines Co.	1,261,534	17,359
United Continental Holdings, Inc. (a)	150,172	4,361
		26,552
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	93,500	3,904
Masco Corp.	1,590,623	16,956
Owens Corning (a)	519,607	14,050
		34,910
Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	300,471	10,922
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	599,459	$ 2,955
Corrections Corp. of America (a)	190,865	4,900
Edenred (a)	91,000	1,906
Interface, Inc. Class A	1,358,393	19,547
Iron Mountain, Inc.	150,618	3,282
Knoll, Inc.	695,566	10,552
Pitney Bowes, Inc.	218,912	4,803
Quad/Graphics, Inc. (a)	141,849	6,342
R.R. Donnelley & Sons Co.	812,064	14,983
Republic Services, Inc.	487,995	14,547
Steelcase, Inc. Class A	399,146	3,357
The Brink's Co.	114,005	2,691
The Geo Group, Inc. (a)	684,833	17,566
		118,353
Construction & Engineering - 0.8%
Aveng Ltd.	890,100	5,591
Fluor Corp.	522,427	25,176
Foster Wheeler AG (a)	504,550	11,817
Granite Construction, Inc.	318,097	7,692
Great Lakes Dredge & Dock Corp.	1,177,436	7,288
Jacobs Engineering Group, Inc. (a)	221,200	8,541
KBR, Inc.	85,435	2,170
MasTec, Inc. (a)	345,300	4,213
		72,488
Electrical Equipment - 1.0%
Alstom SA	162,332	8,190
AMETEK, Inc.	195,455	10,564
Cooper Industries PLC Class A	365,312	19,150
Emerson Electric Co.	187,172	10,276
Prysmian SpA	461,300	8,941
Regal-Beloit Corp.	154,074	8,892
Schneider Electric SA	95,607	13,569
Zumtobel AG	450,805	9,224
		88,806
Industrial Conglomerates - 2.3%
Cookson Group PLC (a)	547,877	4,521
General Electric Co.	7,789,526	124,788
Koninklijke Philips Electronics NV	518,400	15,808
Rheinmetall AG	228,900	16,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR	109,860	$ 12,558
Textron, Inc.	1,463,229	30,464
		204,625
Machinery - 2.5%
Actuant Corp. Class A	589,902	13,255
ArvinMeritor, Inc. (a)	548,873	9,100
Blount International, Inc. (a)	467,654	7,015
Briggs & Stratton Corp.	153,156	2,696
Bucyrus International, Inc. Class A	177,418	12,093
Caterpillar, Inc.	297,611	23,392
Commercial Vehicle Group, Inc. (a)	557,400	7,486
Cummins, Inc.	290,394	25,584
Dover Corp.	113,971	6,052
Hardinge, Inc.	300,507	2,398
Ingersoll-Rand Co. Ltd.	559,024	21,975
Navistar International Corp. (a)	910,600	43,873
NSK Ltd.	1,098,000	8,301
Pall Corp.	259,928	11,091
Schindler Holding AG (participation certificate)	82,199	8,810
Timken Co.	246,304	10,202
Trinity Industries, Inc.	357,547	8,127
WABCO Holdings, Inc. (a)	154,000	7,149
		228,599
Professional Services - 0.5%
IHS, Inc. Class A (a)	8,100	585
Kforce, Inc. (a)	801,622	12,032
Robert Half International, Inc.	525,300	14,241
Towers Watson & Co.	331,202	17,030
		43,888
Road & Rail - 1.8%
Arkansas Best Corp.	307,497	7,789
Con-way, Inc.	423,386	13,976
CSX Corp.	702,900	43,193
Norfolk Southern Corp.	209,366	12,874
Saia, Inc. (a)(f)	865,075	12,526
Union Pacific Corp.	727,700	63,805
Universal Truckload Services, Inc. (a)	539,097	7,736
		161,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Finning International, Inc.	202,700	$ 4,766
Kaman Corp.	356,900	9,618
		14,384
TOTAL INDUSTRIALS		1,232,509
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.5%
Calix Networks, Inc. (a)(e)	817,373	10,332
Cisco Systems, Inc. (a)	4,493,725	102,592
Comverse Technology, Inc. (a)	1,650,800	13,206
HTC Corp.	100,850	2,277
Infinera Corp. (a)	972,768	7,967
Juniper Networks, Inc. (a)	1,354,912	43,886
Motorola, Inc. (a)	2,952,007	24,059
QUALCOMM, Inc.	471,400	21,274
		225,593
Computers & Peripherals - 3.5%
Apple, Inc. (a)	754,451	226,993
Gemalto NV	56,813	2,587
Hewlett-Packard Co.	1,878,000	78,989
Western Digital Corp. (a)	113,926	3,648
		312,217
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	1,338,222	46,570
Avnet, Inc. (a)	967,388	28,809
Corning, Inc.	1,535,697	28,073
Funtalk China Holdings Ltd. (a)	1,020,600	6,736
HLS Systems International Ltd. (a)	52,000	657
Keyence Corp.	55,000	13,636
Molex, Inc. (e)	442,752	8,988
Tyco Electronics Ltd.	582,256	18,446
		151,915
Internet Software & Services - 1.3%
DealerTrack Holdings, Inc. (a)	214,299	4,140
eAccess Ltd.	19,288	14,070
eBay, Inc. (a)	965,442	28,780
Google, Inc. Class A (a)	74,125	45,438
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Monster Worldwide, Inc. (a)(e)	687,000	$ 12,407
Open Text Corp. (a)	220,400	9,750
		114,585
IT Services - 1.1%
Acxiom Corp. (a)	569,628	9,997
Alliance Data Systems Corp. (a)	280,093	17,007
Atos Origin SA (a)	205,101	9,482
Fidelity National Information Services, Inc.	208,763	5,657
iGate Corp.	117,985	2,412
MasterCard, Inc. Class A	80,416	19,305
Unisys Corp. (a)	28,500	657
Virtusa Corp. (a)	121,114	1,727
Visa, Inc. Class A	442,600	34,598
		100,842
Office Electronics - 0.3%
Xerox Corp.	2,214,438	25,909
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	935,653	6,858
Analog Devices, Inc.	664,500	22,374
ASML Holding NV	637,100	21,145
Atmel Corp. (a)	4,865,085	43,105
Avago Technologies Ltd. (a)	1,506,500	37,180
Cymer, Inc. (a)	658,739	24,340
Fairchild Semiconductor International, Inc. (a)	2,144,417	24,168
First Solar, Inc. (a)(e)	41,600	5,727
Himax Technologies, Inc. sponsored ADR	2,168,436	5,052
Intersil Corp. Class A	615,993	8,063
Kulicke & Soffa Industries, Inc. (a)	1,535,900	9,553
Lam Research Corp. (a)	2,000,093	91,584
Linear Technology Corp.	56,844	1,832
LTX-Credence Corp. (a)(f)	3,235,037	20,542
Mattson Technology, Inc. (a)(e)	1,194,133	3,045
Maxim Integrated Products, Inc.	789,957	17,110
Microchip Technology, Inc. (e)	162,479	5,229
Micron Technology, Inc. (a)	4,028,352	33,314
National Semiconductor Corp.	730,327	10,005
NVIDIA Corp. (a)	649,696	7,816
NXP Semiconductors NV	1,247,100	16,449
ON Semiconductor Corp. (a)	3,139,702	24,082
Standard Microsystems Corp. (a)	398,292	9,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	448,058	$ 5,036
TriQuint Semiconductor, Inc. (a)	839,100	8,643
		461,867
Software - 2.2%
BMC Software, Inc. (a)	486,590	22,120
CA, Inc.	782,622	18,165
Citrix Systems, Inc. (a)	244,740	15,680
DemandTec, Inc. (a)	810,662	8,577
Informatica Corp. (a)	580,650	23,627
JDA Software Group, Inc. (a)	211,652	5,355
Micro Focus International PLC	1,735,629	10,617
Oracle Corp.	2,969,276	87,297
Sage Group PLC	1,057,600	4,565
Ultimate Software Group, Inc. (a)	60,882	2,519
		198,522
TOTAL INFORMATION TECHNOLOGY		1,591,450
MATERIALS - 6.7%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	170,053	14,449
Celanese Corp. Class A	611,740	21,809
CF Industries Holdings, Inc.	114,335	14,009
Clariant AG (Reg.) (a)	1,135,000	19,187
Dow Chemical Co.	1,226,636	37,817
Huabao International Holdings Ltd.	8,223,000	12,391
LyondellBasell Industries NV Class A (a)	392,600	10,545
Monsanto Co.	274,463	16,309
Solutia, Inc. (a)	1,299,300	23,530
Spartech Corp. (a)(f)	1,840,701	15,572
Syngenta AG (Switzerland)	11,800	3,266
The Mosaic Co.	145,381	10,636
Valspar Corp.	183,140	5,879
W.R. Grace & Co. (a)	1,358,225	43,545
Yara International ASA	297,600	15,644
		264,588
Construction Materials - 0.2%
HeidelbergCement AG	357,344	18,688
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	644,776	18,073
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.4%
Agnico-Eagle Mines Ltd. (Canada)	155,700	$ 12,076
Alcoa, Inc.	904,276	11,873
Anglo American PLC (United Kingdom)	225,500	10,506
Camino Minerals Corp. (a)	60,400	26
Commercial Metals Co.	1,114,400	15,468
Eldorado Gold Corp.	1,546,678	26,190
Freeport-McMoRan Copper & Gold, Inc.	279,087	26,424
Goldcorp, Inc.	8,100	362
Grande Cache Coal Corp. (a)	738,500	5,069
Gulf Resources, Inc. (a)(e)	582,180	4,890
Gulf Resources, Inc. (h)	1,894,460	15,913
Ivanhoe Mines Ltd. (a)	1,686,600	40,383
Kinross Gold Corp.	891,845	16,046
Kinross Gold Corp. warrants 9/17/14 (a)	55,176	227
Mongolian Mining Corp.	1,890,000	2,046
Newcrest Mining Ltd.	913,315	35,753
Orko Silver Corp. (a)	227,800	442
Pan American Silver Corp.	297,400	9,493
Randgold Resources Ltd. sponsored ADR	357,123	33,541
Seabridge Gold, Inc. (a)	97,900	2,676
Silver Standard Resources, Inc. (a)	445,900	10,826
Silver Wheaton Corp. (a)	398,900	11,468
Thompson Creek Metals Co., Inc. (a)	8,100	98
United States Steel Corp.	16,300	697
Vedanta Resources PLC	248,200	8,251
Walter Energy, Inc.	20,276	1,783
		302,527
TOTAL MATERIALS		603,876
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
China Unicom (Hong Kong) Ltd.	5,954,000	8,374
Frontier Communications Corp.	792,569	6,959
Iliad Group SA	129,004	14,522
Koninklijke KPN NV	28,484	476
Qwest Communications International, Inc.	4,635,100	30,592
Telefonica SA sponsored ADR	105,320	8,546
		69,469
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)	381,900	$ 2,708
NII Holdings, Inc. (a)	251,000	10,494
SOFTBANK CORP.	215,500	6,921
Sprint Nextel Corp. (a)	8,541,315	35,190
		55,313
TOTAL TELECOMMUNICATION SERVICES		124,782
UTILITIES - 2.6%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	257,779	9,651
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (e)	502,200	8,211
FirstEnergy Corp.	221,753	8,054
NextEra Energy, Inc.	361,224	19,882
PPL Corp.	637,653	17,153
		62,951
Gas Utilities - 0.2%
China Gas Holdings Ltd.	9,504,000	5,432
Enn Energy Holdings Ltd.	3,280,000	9,860
		15,292
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	6,036,156	72,072
Multi-Utilities - 0.9%
Alliant Energy Corp.	138,905	5,074
CMS Energy Corp.	1,460,987	26,853
National Grid PLC	974,100	9,210
PG&E Corp.	300,057	14,349
Public Service Enterprise Group, Inc.	423,114	13,688
Sempra Energy	207,722	11,109
		80,283
TOTAL UTILITIES		230,598
TOTAL COMMON STOCKS (Cost $7,892,054)		8,732,990
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50%	65,100	$ 6,733
Whiting Petroleum Corp. 6.25%	1,247	295
		7,028
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	19,420
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	187,100	10,523
TOTAL CONVERTIBLE PREFERRED STOCKS		36,971
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	85,200	12,804
TOTAL PREFERRED STOCKS (Cost $40,883)		49,775
Investment Companies - 0.2%

Ares Capital Corp. (Cost $14,571)	1,151,180	19,271
Corporate Bonds - 0.8%
	Principal Amount (000s)
Convertible Bonds - 0.7%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 6,170	7,952
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	18,163	18,980
TOTAL FINANCIALS		26,932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Incyte Corp. 4.75% 10/1/15	$ 5,630	$ 11,858
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	8,010	10,974
TOTAL HEALTH CARE		22,832
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	1,820	3,394
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	4,010	10,163
TOTAL CONVERTIBLE BONDS		63,321
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	5,385	4,039
8.25% 12/15/14	5,330	3,998
		8,037
TOTAL CORPORATE BONDS (Cost $42,230)		71,358
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	53,856,752	$ 53,857
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	118,821,958	118,822
TOTAL MONEY MARKET FUNDS (Cost $172,679)		172,679
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,162,417)		9,046,073
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(93,711)
NET ASSETS - 100%		$ 8,952,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,040,000 or 0.3% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,151,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 3,923
Concho Resources, Inc.	7/20/10	$ 10,456
Gulf Resources, Inc.	12/11/09	$ 16,103
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	616
Total	$ 643
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTX-Credence Corp.	$ 24,000	$ 2,434	$ -	$ -	$ 20,542
O'Charleys, Inc.	9,141	409	-	-	10,346
PICO Holdings, Inc.	38,871	687	978	-	37,751
Saia, Inc.	11,583	1,315	-	-	12,526
Spartech Corp.	15,775	2,357	-	-	15,572
Winnebago Industries, Inc.	16,261	-	-	-	15,560
Total	$ 115,631	$ 7,202	$ 978	$ -	$ 112,297
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 963,718	$ 941,108	$ 22,610	$ -
Consumer Staples	759,530	759,027	503	-
Energy	976,985	955,987	20,998	-
Financials	1,402,232	1,375,116	27,116	-
Health Care	886,562	837,904	48,658	-
Industrials	1,232,509	1,208,400	24,109	-
Information Technology	1,591,450	1,591,450	-	-
Materials	603,876	600,610	3,266	-
Telecommunication Services	124,782	109,487	15,295	-
Utilities	241,121	221,388	19,733	-
Investment Companies	19,271	19,271	-	-
Corporate Bonds	71,358	-	71,358	-
Money Market Funds	172,679	172,679	-	-
Total Investments in Securities:	$ 9,046,073	$ 8,792,427	$ 253,646	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $8,227,464,000. Net unrealized appreciation aggregated $818,609,000, of which $1,367,712,000 related to appreciated investment securities and $549,103,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

October 31, 2010

1.809089.106

GAI-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.5%
Fuel Systems Solutions, Inc. (a)	67,500	$ 2,766
Tenneco, Inc. (a)	220,300	7,186
TRW Automotive Holdings Corp. (a)	470,000	21,474
		31,426
Automobiles - 0.4%
Ford Motor Co. (a)	1,400,000	19,782
Harley-Davidson, Inc.	90,000	2,761
		22,543
Distributors - 0.2%
Li & Fung Ltd.	1,880,000	9,932
Hotels, Restaurants & Leisure - 1.5%
Accor SA	315,000	12,915
Bravo Brio Restaurant Group, Inc.	34,000	612
Buffalo Wild Wings, Inc. (a)	63,489	2,986
Darden Restaurants, Inc.	130,000	5,942
Jack in the Box, Inc. (a)	180,000	4,169
Little Sheep Group Ltd.	447,000	291
Marriott International, Inc. Class A	630,618	23,364
Sonic Corp. (a)	397,600	3,531
Starbucks Corp.	1,185,000	33,749
		87,559
Household Durables - 1.9%
Ethan Allen Interiors, Inc.	40,000	607
KB Home (d)	2,250,000	23,648
Newell Rubbermaid, Inc.	405,000	7,148
PulteGroup, Inc. (a)	2,252,370	17,681
Ryland Group, Inc.	1,480,000	22,170
Stanley Black & Decker, Inc.	590,000	36,562
Toll Brothers, Inc. (a)	210,292	3,773
		111,589
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	73,000	12,055
Expedia, Inc.	580,000	16,791
		28,846
Media - 2.4%
Comcast Corp. Class A	1,600,000	32,928
DIRECTV (a)	580,000	25,207
Lamar Advertising Co. Class A (a)	215,000	7,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Companies, Inc.	445,000	$ 16,754
The Walt Disney Co.	1,640,000	59,220
		141,417
Multiline Retail - 1.7%
Kohl's Corp. (a)	615,000	31,488
Target Corp.	1,346,000	69,911
		101,399
Specialty Retail - 0.8%
Best Buy Co., Inc.	510,000	21,920
Lowe's Companies, Inc.	1,020,000	21,757
		43,677
Textiles, Apparel & Luxury Goods - 0.5%
Pandora A/S	87,100	4,226
Polo Ralph Lauren Corp. Class A	285,000	27,611
		31,837
TOTAL CONSUMER DISCRETIONARY		610,225
CONSUMER STAPLES - 7.5%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	775,000	18,608
The Coca-Cola Co.	2,195,000	134,597
		153,205
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	467,900	14,093
Wal-Mart de Mexico SA de CV Series V	2,200,000	6,017
Wal-Mart Stores, Inc.	742,900	40,243
		60,353
Food Products - 1.2%
Bunge Ltd.	335,000	20,123
Kraft Foods, Inc. Class A	180,000	5,809
Mead Johnson Nutrition Co. Class A	280,000	16,470
Nestle SA	512,000	28,036
		70,438
Household Products - 1.0%
Colgate-Palmolive Co.	400,000	30,848
Procter & Gamble Co.	450,000	28,607
		59,455
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.7%
Philip Morris International, Inc.	1,690,000	$ 98,865
TOTAL CONSUMER STAPLES		442,316
ENERGY - 11.4%
Energy Equipment & Services - 4.9%
Cameron International Corp. (a)	1,269,100	55,523
Ensco International Ltd. ADR	195,000	9,036
Halliburton Co.	980,000	31,223
Oil States International, Inc. (a)	280,000	14,314
Saipem SpA	490,000	21,770
Schlumberger Ltd.	1,494,500	104,451
TETRA Technologies, Inc. (a)	305,200	2,979
Weatherford International Ltd. (a)	2,691,800	45,249
		284,545
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	90,000	5,541
Apache Corp.	330,800	33,417
Chesapeake Energy Corp.	20,000	434
Cimarex Energy Co.	180,000	13,815
EXCO Resources, Inc.	513,700	7,618
Exxon Mobil Corp.	3,791,300	252,000
Peabody Energy Corp.	425,000	22,483
Petrohawk Energy Corp. (a)	825,000	14,033
Plains Exploration & Production Co. (a)	154,300	4,300
Southwestern Energy Co. (a)	390,000	13,202
Ultra Petroleum Corp. (a)	240,000	9,876
Whiting Petroleum Corp. (a)	55,000	5,524
		382,243
TOTAL ENERGY		666,788
FINANCIALS - 17.0%
Capital Markets - 4.1%
Ameriprise Financial, Inc.	545,000	28,171
AP Alternative Assets, L.P. Restricted Depositary Units (e)	3,649,200	27,442
Charles Schwab Corp.	40,000	616
Goldman Sachs Group, Inc.	256,300	41,251
Janus Capital Group, Inc.	693,375	7,322
Morgan Stanley	1,418,800	35,286
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,717,400	$ 71,719
T. Rowe Price Group, Inc.	470,000	25,977
		237,784
Commercial Banks - 4.0%
FirstMerit Corp.	257,754	4,428
Huntington Bancshares, Inc.	888,800	5,039
PNC Financial Services Group, Inc.	541,900	29,208
Sterling Bancshares, Inc.	375,000	2,021
SunTrust Banks, Inc.	350,000	8,757
Synovus Financial Corp.	1,300,000	2,808
U.S. Bancorp, Delaware	1,965,000	47,514
Wells Fargo & Co.	4,587,200	119,634
Zions Bancorporation	645,000	13,326
		232,735
Consumer Finance - 0.7%
American Express Co.	732,700	30,378
Capital One Financial Corp.	331,900	12,370
Discover Financial Services	43,321	765
		43,513
Diversified Financial Services - 4.7%
Bank of America Corp.	698,000	7,985
Citigroup, Inc. (a)	27,002,900	112,602
JPMorgan Chase & Co.	3,964,500	149,184
NBH Holdings Corp. Class A (a)(e)	166,200	3,241
		273,012
Insurance - 2.1%
Berkshire Hathaway, Inc. Class B (a)	677,500	53,902
Hartford Financial Services Group, Inc.	490,000	11,750
Lincoln National Corp.	440,000	10,771
MetLife, Inc.	1,225,000	49,404
		125,827
Real Estate Investment Trusts - 1.0%
CBL & Associates Properties, Inc.	459,200	7,200
ProLogis Trust	700,000	9,555
Public Storage	195,000	19,348
Simon Property Group, Inc.	114,121	10,958
SL Green Realty Corp.	161,600	10,620
		57,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,080,000	$ 19,818
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	575,000	4,364
TOTAL FINANCIALS		994,734
HEALTH CARE - 9.9%
Biotechnology - 2.0%
Amgen, Inc. (a)	711,800	40,708
Amylin Pharmaceuticals, Inc. (a)	900,000	11,727
ARIAD Pharmaceuticals, Inc. (a)	939,738	3,458
ArQule, Inc. (a)	350,000	1,932
BioMarin Pharmaceutical, Inc. (a)	281,157	7,355
Cephalon, Inc. (a)	93,000	6,179
Gilead Sciences, Inc. (a)	495,000	19,637
Incyte Corp. (a)	100,000	1,666
SIGA Technologies, Inc. (a)	310,000	4,108
Theravance, Inc. (a)	225,200	4,590
Vertex Pharmaceuticals, Inc. (a)	440,000	16,865
		118,225
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	195,000	16,208
Covidien PLC	985,600	39,296
St. Jude Medical, Inc. (a)	117,800	4,512
		60,016
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	465,000	8,733
CIGNA Corp.	230,000	8,094
Express Scripts, Inc. (a)	784,200	38,049
Henry Schein, Inc. (a)	635,000	35,655
McKesson Corp.	300,000	19,794
Medco Health Solutions, Inc. (a)	90,000	4,728
UnitedHealth Group, Inc.	465,000	16,763
		131,816
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	265,000	14,392
Life Technologies Corp. (a)	245,000	12,294
		26,686
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.1%
Allergan, Inc.	185,000	$ 13,396
Auxilium Pharmaceuticals, Inc. (a)	100,000	2,475
GlaxoSmithKline PLC sponsored ADR	600,000	23,424
Johnson & Johnson	1,049,800	66,841
Merck & Co., Inc.	2,218,078	80,472
Perrigo Co.	116,000	7,642
Pfizer, Inc.	2,042,500	35,540
Teva Pharmaceutical Industries Ltd. sponsored ADR	255,000	13,235
		243,025
TOTAL HEALTH CARE		579,768
INDUSTRIALS - 15.2%
Aerospace & Defense - 5.3%
AerCap Holdings NV (a)	350,000	4,519
AeroVironment, Inc. (a)	185,000	4,340
BE Aerospace, Inc. (a)	865,000	31,797
Goodrich Corp.	440,000	36,111
Precision Castparts Corp.	360,000	49,169
The Boeing Co.	865,000	61,104
United Technologies Corp.	1,660,000	124,118
		311,158
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	285,000	20,087
United Parcel Service, Inc. Class B	770,000	51,852
		71,939
Airlines - 0.4%
Southwest Airlines Co.	1,365,000	18,782
United Continental Holdings, Inc. (a)	175,000	5,082
		23,864
Building Products - 0.2%
Owens Corning (a)	340,000	9,194
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	155,000	5,634
Construction & Engineering - 0.7%
Fluor Corp.	560,000	26,986
Jacobs Engineering Group, Inc. (a)	250,000	9,653
Orion Marine Group, Inc. (a)	305,000	3,816
		40,455
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.5%
3M Co.	494,700	$ 41,664
General Electric Co.	1,806,000	28,932
Textron, Inc.	908,100	18,907
		89,503
Machinery - 2.7%
Cummins, Inc.	375,000	33,038
Danaher Corp.	910,000	39,458
Ingersoll-Rand Co. Ltd.	1,505,000	59,162
NN, Inc. (a)	100,000	832
PACCAR, Inc.	480,000	24,605
		157,095
Professional Services - 0.3%
Robert Half International, Inc.	720,000	19,519
Road & Rail - 2.8%
CSX Corp.	1,182,700	72,677
Landstar System, Inc.	685,000	25,770
Union Pacific Corp.	760,000	66,637
		165,084
TOTAL INDUSTRIALS		893,445
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	4,484,900	102,390
Juniper Networks, Inc. (a)	663,000	21,475
Motorola, Inc. (a)	1,750,000	14,263
QUALCOMM, Inc.	1,325,000	59,797
		197,925
Computers & Peripherals - 5.5%
Apple, Inc. (a)	803,800	241,839
EMC Corp. (a)	1,015,000	21,325
Hewlett-Packard Co.	1,374,700	57,820
		320,984
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	413,000	14,372
Corning, Inc.	1,736,900	31,751
		46,123
Internet Software & Services - 4.1%
eBay, Inc. (a)	2,007,800	59,853
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	268,000	$ 164,281
Move, Inc. (a)	1,846,025	4,357
Rackspace Hosting, Inc. (a)	465,000	11,606
		240,097
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	375,000	24,446
International Business Machines Corp.	155,000	22,258
MasterCard, Inc. Class A	155,000	37,209
Visa, Inc. Class A	399,400	31,221
		115,134
Office Electronics - 0.3%
Xerox Corp.	1,535,000	17,960
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	1,825,000	60,572
Avago Technologies Ltd. (a)	260,000	6,417
Intersil Corp. Class A	895,000	11,716
Lam Research Corp. (a)	544,500	24,933
Marvell Technology Group Ltd. (a)	806,300	15,570
MEMC Electronic Materials, Inc. (a)	770,000	9,871
Micron Technology, Inc. (a)	1,305,900	10,800
NXP Semiconductors NV	748,300	9,870
		149,749
Software - 3.1%
Adobe Systems, Inc. (a)	320,000	9,008
BMC Software, Inc. (a)	537,400	24,430
Citrix Systems, Inc. (a)	285,000	18,260
Informatica Corp. (a)	300,000	12,207
Longtop Financial Technologies Ltd. ADR (a)	67,600	2,457
Microsoft Corp.	1,823,100	48,567
Novell, Inc. (a)	950,000	5,634
Nuance Communications, Inc. (a)	410,000	6,441
Oracle Corp.	1,772,200	52,103
Red Hat, Inc. (a)	140,000	5,916
		185,023
TOTAL INFORMATION TECHNOLOGY		1,272,995
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.0%
Chemicals - 2.3%
Albemarle Corp.	515,000	$ 25,817
CF Industries Holdings, Inc.	175,000	21,443
Dow Chemical Co.	445,000	13,719
Ecolab, Inc.	115,000	5,672
FMC Corp.	395,000	28,875
Praxair, Inc.	183,800	16,788
The Mosaic Co.	295,000	21,582
		133,896
Metals & Mining - 1.7%
Alcoa, Inc.	1,745,000	22,912
AngloGold Ashanti Ltd. sponsored ADR	617,700	29,100
Barrick Gold Corp.	570,000	27,452
Carpenter Technology Corp.	600,000	21,396
		100,860
TOTAL MATERIALS		234,756
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	525,000	17,047
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	585,000	30,192
Sprint Nextel Corp. (a)	3,175,000	13,081
		43,273
TOTAL TELECOMMUNICATION SERVICES		60,320
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	360,000	11,646
TOTAL COMMON STOCKS (Cost $4,948,403)		5,766,993
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG (Cost $18,820)	130,000	$ 19,536
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.23% (b)	57,509,076	57,509
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	2,068,000	2,068
TOTAL MONEY MARKET FUNDS (Cost $59,577)		59,577
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,026,800)		5,846,106
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,275
NET ASSETS - 100%		$ 5,865,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,683,000 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	4
Total	$ 38
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 629,761	$ 629,761	$ -	$ -
Consumer Staples	442,316	442,316	-	-
Energy	666,788	666,788	-	-
Financials	994,734	991,493	-	3,241
Health Care	579,768	579,768	-	-
Industrials	893,445	893,445	-	-
Information Technology	1,272,995	1,272,995	-	-
Materials	234,756	234,756	-	-
Telecommunication Services	60,320	60,320	-	-
Utilities	11,646	11,646	-	-
Money Market Funds	59,577	59,577	-	-
Total Investments in Securities:	$ 5,846,106	$ 5,842,865	$ -	$ 3,241
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,241
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $5,071,925,000. Net unrealized appreciation aggregated $774,181,000, of which $1,074,220,000 related to appreciated investment securities and $300,039,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

October 31, 2010

1.809077.106

IRE-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 14.4%
Abacus Property Group unit	6,204,860	$ 2,613,794
Charter Hall Group unit	4,676,331	2,565,454
DEXUS Property Group unit	4,945,641	4,021,348
FKP Property Group unit	2,703,483	2,489,559
Goodman Group unit	10,132,037	6,253,286
Macquarie CountryWide Trust	1,799,912	5,360,383
Stockland Corp. Ltd. unit	808,432	2,985,766
The GPT Group unit	2,170,762	5,933,178
Westfield Group unit	1,869,771	22,676,708
TOTAL AUSTRALIA		54,899,476
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	647,883	3,891,762
Brazil - 1.1%
Aliansce Shopping Centers SA	192,600	1,583,867
BR Malls Participacoes SA	63,000	601,781
Iguatemi Empresa de Shopping Centers SA	92,400	2,156,290
TOTAL BRAZIL		4,341,938
Cayman Islands - 4.4%
Agile Property Holdings Ltd.	2,997,000	3,943,803
Central China Real Estate Ltd.	9,818,000	2,229,277
Evergrande Real Estate Group Ltd.	3,664,000	1,555,176
KWG Property Holding Ltd.	7,361,000	5,830,871
SOHO China Ltd.	3,722,000	3,164,390
TOTAL CAYMAN ISLANDS		16,723,517
China - 1.3%
BBMG Corp. Class H	1,492,000	2,121,186
China Resources Land Ltd.	1,377,000	2,714,473
TOTAL CHINA		4,835,659
Finland - 0.9%
Citycon Oyj	785,810	3,520,797
France - 6.9%
Altarea	10,475	1,821,930
Silic SA	16,800	2,254,884
Societe de la Tour Eiffel	54,811	4,562,278
Unibail-Rodamco	85,007	17,706,964
TOTAL FRANCE		26,346,056
Common Stocks - continued
	Shares	Value
Germany - 1.8%
alstria office REIT-AG	220,465	$ 3,070,728
Colonia Real Estate AG (a)	134,021	879,456
DIC Asset AG	267,900	2,811,800
TOTAL GERMANY		6,761,984
Greece - 0.1%
Babis Vovos International Technical SA (a)	104,074	353,346
Hong Kong - 22.5%
Hang Lung Properties Ltd.	1,721,000	8,425,989
Henderson Land Development Co. Ltd.	886,099	6,293,146
Hongkong Land Holdings Ltd.	593,000	4,091,700
Hysan Development Co. Ltd.	1,528,000	5,904,028
Kerry Properties Ltd.	1,668,000	9,253,217
New World Development Co. Ltd.	3,110,000	6,138,752
Sun Hung Kai Properties Ltd.	1,845,000	31,609,869
Wharf Holdings Ltd.	2,100,000	13,790,034
TOTAL HONG KONG		85,506,735
Italy - 3.0%
Beni Stabili SpA	5,850,000	5,946,257
Immobiliare Grande Distribuzione SpA	2,542,505	5,094,387
Pirelli & C. Real Estate SpA (a)	938,200	550,251
TOTAL ITALY		11,590,895
Japan - 18.2%
Aeon Mall Co. Ltd.	134,500	3,155,660
Goldcrest Co. Ltd.	85,770	1,851,404
Japan Retail Fund Investment Corp.	4,990	7,794,743
Kenedix Realty Investment Corp.	1,307	5,189,344
Kenedix, Inc. (a)(d)	22,352	4,508,176
Mitsui Fudosan Co. Ltd.	1,406,000	26,587,836
Nomura Real Estate Holdings, Inc.	260,600	3,999,515
ORIX JREIT, Inc. (d)	506	2,710,153
Park24 Co. Ltd.	147,000	1,421,225
Sumitomo Realty & Development Co. Ltd.	549,000	11,959,237
TOTAL JAPAN		69,177,293
Poland - 0.6%
Globe Trade Centre SA (a)	278,900	2,269,906
Russia - 0.5%
LSR Group OJSC GDR (Reg. S) (a)	229,100	1,947,350
Common Stocks - continued
	Shares	Value
Singapore - 8.8%
Allgreen Properties Ltd.	3,948,000	$ 3,629,854
CapitaLand Ltd.	3,959,900	11,901,422
City Developments Ltd.	684,000	6,722,151
Global Logistic Properties Ltd.	1,785,000	3,199,567
Parkway Life REIT	893,000	1,152,214
Wing Tai Holdings Ltd.	5,162,000	6,979,448
TOTAL SINGAPORE		33,584,656
Spain - 0.2%
Realia Business SA (a)	276,194	582,230
Sweden - 2.1%
Castellum AB	157,800	2,065,315
Klovern AB	534,600	2,424,326
Wihlborgs Fastigheter AB	129,900	3,654,993
TOTAL SWEDEN		8,144,634
United Kingdom - 11.6%
Big Yellow Group PLC	797,900	4,246,697
British Land Co. PLC	1,100,118	8,980,213
Capital & Counties Properties PLC	1,008,800	2,413,060
Derwent London PLC	121,100	2,949,110
Great Portland Estates PLC	922,454	5,106,178
Hammerson PLC	612,699	4,114,035
Helical Bar PLC	590,200	3,072,218
Land Securities Group PLC	247,345	2,682,841
Quintain Estates & Development PLC (a)	1,052,300	665,947
Segro PLC	1,251,300	5,942,139
St. Modwen Properties PLC	1,516,500	3,936,050
TOTAL UNITED KINGDOM		44,108,488
TOTAL COMMON STOCKS (Cost $373,168,203)		378,586,722
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	2,962,882	$ 2,962,882
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,338,772	1,338,772
TOTAL MONEY MARKET FUNDS (Cost $4,301,654)		4,301,654
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $377,469,857)		382,888,376
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,949,305)
NET ASSETS - 100%		$ 380,939,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,586
Fidelity Securities Lending Cash Central Fund	6,671
Total	$ 8,257
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 85,506,735	$ 85,506,735	$ -	$ -
Japan	69,177,293	30,630,220	38,547,073	-
Australia	54,899,476	54,899,476	-	-
United Kingdom	44,108,488	44,108,488	-	-
Singapore	33,584,656	33,584,656	-	-
France	26,346,056	26,346,056	-	-
Cayman Islands	16,723,517	16,723,517	-	-
Italy	11,590,895	11,590,895	-	-
Sweden	8,144,634	8,144,634	-	-
Other	28,504,972	28,504,972	-	-
Money Market Funds	4,301,654	4,301,654	-	-
Total Investments in Securities:	$ 382,888,376	$ 344,341,303	$ 38,547,073	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $378,864,401. Net unrealized appreciation aggregated $4,023,975, of which $36,864,397 related to appreciated investment securities and $32,840,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.859110.103

AIRE-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 14.4%
Abacus Property Group unit	6,204,860	$ 2,613,794
Charter Hall Group unit	4,676,331	2,565,454
DEXUS Property Group unit	4,945,641	4,021,348
FKP Property Group unit	2,703,483	2,489,559
Goodman Group unit	10,132,037	6,253,286
Macquarie CountryWide Trust	1,799,912	5,360,383
Stockland Corp. Ltd. unit	808,432	2,985,766
The GPT Group unit	2,170,762	5,933,178
Westfield Group unit	1,869,771	22,676,708
TOTAL AUSTRALIA		54,899,476
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	647,883	3,891,762
Brazil - 1.1%
Aliansce Shopping Centers SA	192,600	1,583,867
BR Malls Participacoes SA	63,000	601,781
Iguatemi Empresa de Shopping Centers SA	92,400	2,156,290
TOTAL BRAZIL		4,341,938
Cayman Islands - 4.4%
Agile Property Holdings Ltd.	2,997,000	3,943,803
Central China Real Estate Ltd.	9,818,000	2,229,277
Evergrande Real Estate Group Ltd.	3,664,000	1,555,176
KWG Property Holding Ltd.	7,361,000	5,830,871
SOHO China Ltd.	3,722,000	3,164,390
TOTAL CAYMAN ISLANDS		16,723,517
China - 1.3%
BBMG Corp. Class H	1,492,000	2,121,186
China Resources Land Ltd.	1,377,000	2,714,473
TOTAL CHINA		4,835,659
Finland - 0.9%
Citycon Oyj	785,810	3,520,797
France - 6.9%
Altarea	10,475	1,821,930
Silic SA	16,800	2,254,884
Societe de la Tour Eiffel	54,811	4,562,278
Unibail-Rodamco	85,007	17,706,964
TOTAL FRANCE		26,346,056
Common Stocks - continued
	Shares	Value
Germany - 1.8%
alstria office REIT-AG	220,465	$ 3,070,728
Colonia Real Estate AG (a)	134,021	879,456
DIC Asset AG	267,900	2,811,800
TOTAL GERMANY		6,761,984
Greece - 0.1%
Babis Vovos International Technical SA (a)	104,074	353,346
Hong Kong - 22.5%
Hang Lung Properties Ltd.	1,721,000	8,425,989
Henderson Land Development Co. Ltd.	886,099	6,293,146
Hongkong Land Holdings Ltd.	593,000	4,091,700
Hysan Development Co. Ltd.	1,528,000	5,904,028
Kerry Properties Ltd.	1,668,000	9,253,217
New World Development Co. Ltd.	3,110,000	6,138,752
Sun Hung Kai Properties Ltd.	1,845,000	31,609,869
Wharf Holdings Ltd.	2,100,000	13,790,034
TOTAL HONG KONG		85,506,735
Italy - 3.0%
Beni Stabili SpA	5,850,000	5,946,257
Immobiliare Grande Distribuzione SpA	2,542,505	5,094,387
Pirelli & C. Real Estate SpA (a)	938,200	550,251
TOTAL ITALY		11,590,895
Japan - 18.2%
Aeon Mall Co. Ltd.	134,500	3,155,660
Goldcrest Co. Ltd.	85,770	1,851,404
Japan Retail Fund Investment Corp.	4,990	7,794,743
Kenedix Realty Investment Corp.	1,307	5,189,344
Kenedix, Inc. (a)(d)	22,352	4,508,176
Mitsui Fudosan Co. Ltd.	1,406,000	26,587,836
Nomura Real Estate Holdings, Inc.	260,600	3,999,515
ORIX JREIT, Inc. (d)	506	2,710,153
Park24 Co. Ltd.	147,000	1,421,225
Sumitomo Realty & Development Co. Ltd.	549,000	11,959,237
TOTAL JAPAN		69,177,293
Poland - 0.6%
Globe Trade Centre SA (a)	278,900	2,269,906
Russia - 0.5%
LSR Group OJSC GDR (Reg. S) (a)	229,100	1,947,350
Common Stocks - continued
	Shares	Value
Singapore - 8.8%
Allgreen Properties Ltd.	3,948,000	$ 3,629,854
CapitaLand Ltd.	3,959,900	11,901,422
City Developments Ltd.	684,000	6,722,151
Global Logistic Properties Ltd.	1,785,000	3,199,567
Parkway Life REIT	893,000	1,152,214
Wing Tai Holdings Ltd.	5,162,000	6,979,448
TOTAL SINGAPORE		33,584,656
Spain - 0.2%
Realia Business SA (a)	276,194	582,230
Sweden - 2.1%
Castellum AB	157,800	2,065,315
Klovern AB	534,600	2,424,326
Wihlborgs Fastigheter AB	129,900	3,654,993
TOTAL SWEDEN		8,144,634
United Kingdom - 11.6%
Big Yellow Group PLC	797,900	4,246,697
British Land Co. PLC	1,100,118	8,980,213
Capital & Counties Properties PLC	1,008,800	2,413,060
Derwent London PLC	121,100	2,949,110
Great Portland Estates PLC	922,454	5,106,178
Hammerson PLC	612,699	4,114,035
Helical Bar PLC	590,200	3,072,218
Land Securities Group PLC	247,345	2,682,841
Quintain Estates & Development PLC (a)	1,052,300	665,947
Segro PLC	1,251,300	5,942,139
St. Modwen Properties PLC	1,516,500	3,936,050
TOTAL UNITED KINGDOM		44,108,488
TOTAL COMMON STOCKS (Cost $373,168,203)		378,586,722
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	2,962,882	$ 2,962,882
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,338,772	1,338,772
TOTAL MONEY MARKET FUNDS (Cost $4,301,654)		4,301,654
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $377,469,857)		382,888,376
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,949,305)
NET ASSETS - 100%		$ 380,939,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,586
Fidelity Securities Lending Cash Central Fund	6,671
Total	$ 8,257
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 85,506,735	$ 85,506,735	$ -	$ -
Japan	69,177,293	30,630,220	38,547,073	-
Australia	54,899,476	54,899,476	-	-
United Kingdom	44,108,488	44,108,488	-	-
Singapore	33,584,656	33,584,656	-	-
France	26,346,056	26,346,056	-	-
Cayman Islands	16,723,517	16,723,517	-	-
Italy	11,590,895	11,590,895	-	-
Sweden	8,144,634	8,144,634	-	-
Other	28,504,972	28,504,972	-	-
Money Market Funds	4,301,654	4,301,654	-	-
Total Investments in Securities:	$ 382,888,376	$ 344,341,303	$ 38,547,073	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $378,864,401. Net unrealized appreciation aggregated $4,023,975, of which $36,864,397 related to appreciated investment securities and $32,840,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2010

1.809078.106

LSF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.5%
Exide Technologies (a)	2,986,947	$ 17,593
Johnson Controls, Inc.	548,300	19,256
Tenneco, Inc. (a)	97,700	3,187
The Goodyear Tire & Rubber Co. (a)	564,063	5,765
TRW Automotive Holdings Corp. (a)	430,300	19,660
		65,461
Automobiles - 0.5%
Daimler AG (United States) (a)	209,400	13,820
Toyota Motor Corp. sponsored ADR	89,500	6,338
		20,158
Diversified Consumer Services - 3.6%
Carriage Services, Inc. (a)	266,200	1,398
Service Corp. International (f)	17,656,093	146,192
Stewart Enterprises, Inc. Class A	1,515,242	8,425
		156,015
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	198,560	7,164
Biglari Holdings, Inc. (a)	32,970	10,992
Domino's Pizza, Inc. (a)	641,095	9,514
O'Charleys, Inc. (a)	207,849	1,559
Penn National Gaming, Inc. (a)	537,836	17,888
Wendy's/Arby's Group, Inc.	546,800	2,515
		49,632
Household Durables - 3.3%
Harman International Industries, Inc. (a)	1,263,506	42,391
Lennar Corp. Class A	983,400	14,269
Newell Rubbermaid, Inc.	3,304,500	58,324
Stanley Black & Decker, Inc.	392,917	24,349
		139,333
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,514,010	17,296
Media - 2.8%
Belo Corp. Series A (a)	163,800	948
Cablevision Systems Corp. - NY Group Class A	541,324	14,475
Cinemark Holdings, Inc.	1,554,497	27,281
Comcast Corp. Class A	3,097,400	63,744
Gray Television, Inc. (a)(f)	2,845,889	5,549
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 3,405
Nexstar Broadcasting Group, Inc. Class A (a)(e)	1,130,500	6,399
		121,801
Specialty Retail - 1.1%
Asbury Automotive Group, Inc. (a)	385,122	5,553
Charming Shoppes, Inc. (a)	3,932,700	13,725
GameStop Corp. Class A (a)	542,795	10,671
Sally Beauty Holdings, Inc. (a)	300,000	3,651
The Pep Boys - Manny, Moe & Jack	980,271	11,459
		45,059
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	314,020	15,701
Deckers Outdoor Corp. (a)	491,745	28,570
Hanesbrands, Inc. (a)	404,100	10,022
Phillips-Van Heusen Corp.	548,718	33,658
		87,951
TOTAL CONSUMER DISCRETIONARY		702,706
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.9%
Safeway, Inc.	464,300	10,632
Whole Foods Market, Inc. (a)	713,867	28,376
		39,008
Food Products - 0.9%
Darling International, Inc. (a)	2,498,930	25,014
Dean Foods Co. (a)	569,900	5,927
Smithfield Foods, Inc. (a)	559,606	9,373
		40,314
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	6,318
TOTAL CONSUMER STAPLES		85,640
ENERGY - 12.2%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	218,000	10,100
Ensco International Ltd. ADR	110,000	5,097
Exterran Holdings, Inc. (a)(e)	1,135,708	28,586
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	524,700	$ 18,118
Oil States International, Inc. (a)	270,700	13,838
Parker Drilling Co. (a)	1,200,000	5,076
Rowan Companies, Inc. (a)	321,100	10,564
Schlumberger Ltd.	109,400	7,646
		99,025
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	361,838	16,344
Arch Coal, Inc.	688,255	16,924
ConocoPhillips	231,500	13,751
CONSOL Energy, Inc.	327,200	12,028
El Paso Corp.	9,577,276	126,995
Forest Oil Corp. (a)	1,418,052	43,577
Frontier Oil Corp.	1,972,600	26,137
International Coal Group, Inc. (a)	1,365,400	7,674
Nexen, Inc.	188,000	4,000
Overseas Shipholding Group, Inc. (e)	979,192	32,734
Paladin Energy Ltd. (a)	2,042,400	8,203
Peabody Energy Corp.	1,955,114	103,426
Range Resources Corp.	272,200	10,178
		421,971
TOTAL ENERGY		520,996
FINANCIALS - 10.1%
Commercial Banks - 7.4%
Huntington Bancshares, Inc.	11,032,080	62,552
KeyCorp	8,888,459	72,796
PNC Financial Services Group, Inc.	832,918	44,894
Regions Financial Corp.	2,011,695	12,674
SunTrust Banks, Inc.	2,425,100	60,676
Wells Fargo & Co.	2,440,088	63,637
		317,229
Diversified Financial Services - 1.2%
Bank of America Corp.	3,910,649	44,738
Citigroup, Inc. (a)	1,638,400	6,832
		51,570
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.7%
Assured Guaranty Ltd.	981,795	$ 18,703
Lincoln National Corp.	435,700	10,666
		29,369
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. (a)	1,085,852	6,678
Host Hotels & Resorts, Inc.	1,016,122	16,146
		22,824
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	851,444	10,090
TOTAL FINANCIALS		431,082
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 1.2%
Alere, Inc. (a)	518,708	15,328
Hospira, Inc. (a)	631,458	37,559
		52,887
Health Care Providers & Services - 3.8%
Community Health Systems, Inc. (a)	611,876	18,405
DaVita, Inc. (a)	503,747	36,144
RehabCare Group, Inc. (a)	230,000	5,113
Rural/Metro Corp. (a)	834,200	7,191
Sun Healthcare Group, Inc. (a)	1,642,522	15,620
Tenet Healthcare Corp. (a)	18,689,259	81,485
		163,958
Health Care Technology - 0.6%
Cerner Corp. (a)	276,209	24,259
TOTAL HEALTH CARE		241,104
INDUSTRIALS - 17.8%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	85,370	7,030
Teledyne Technologies, Inc. (a)	340,694	14,163
		21,193
Airlines - 3.0%
AirTran Holdings, Inc. (a)	1,779,700	13,170
AMR Corp. (a)	1,140,630	8,988
Delta Air Lines, Inc. (a)	5,334,898	74,102
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	280,400	$ 8,143
US Airways Group, Inc. (a)	2,034,580	23,988
		128,391
Building Products - 3.3%
Armstrong World Industries, Inc. (a)	1,217,530	50,832
Masco Corp.	1,605,541	17,115
Owens Corning (a)	2,714,112	73,390
Owens Corning warrants 10/31/13 (a)	406,600	956
		142,293
Commercial Services & Supplies - 3.4%
Cenveo, Inc. (a)(f)	3,858,300	21,221
Deluxe Corp.	1,749,127	35,752
R.R. Donnelley & Sons Co.	450,900	8,319
Republic Services, Inc.	1,537,587	45,835
The Brink's Co.	464,740	10,968
Waste Management, Inc.	599,400	21,411
		143,506
Construction & Engineering - 0.3%
Fluor Corp.	297,100	14,317
Electrical Equipment - 2.2%
Baldor Electric Co.	404,900	17,014
Belden, Inc.	1,170,366	32,653
General Cable Corp. (a)	441,500	12,336
Harbin Electric, Inc. (a)(e)	548,369	11,823
Polypore International, Inc. (a)	548,400	18,245
		92,071
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	109,910	3,855
General Electric Co.	1,103,883	17,684
Textron, Inc.	550,200	11,455
Tyco International Ltd.	187,433	7,175
		40,169
Machinery - 2.6%
Accuride Corp. (a)	57,374	71
Accuride Corp. warrants 2/26/12 (a)	778,347	70
Badger Meter, Inc.	228,561	9,492
Ingersoll-Rand Co. Ltd.	1,063,600	41,810
Middleby Corp. (a)	268,999	20,083
Mueller Water Products, Inc. Class A	1,202,599	3,632
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	169,800	$ 8,181
Thermadyne Holdings Corp. (a)	64,900	979
Timken Co.	464,948	19,258
WABCO Holdings, Inc. (a)	211,533	9,819
		113,395
Marine - 0.3%
Navios Maritime Holdings, Inc. (e)	2,162,794	12,955
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	830,314	9,640
CSX Corp.	109,400	6,723
Hertz Global Holdings, Inc. (a)(e)	2,598,600	29,416
		45,779
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	656,176	7,566
TOTAL INDUSTRIALS		761,635
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.3%
CommScope, Inc. (a)	459,254	14,540
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	328,000	9,768
DDi Corp.	295,899	3,042
Flextronics International Ltd. (a)	9,134,646	65,404
TTM Technologies, Inc. (a)	1,402,619	14,699
Viasystems Group, Inc. (a)	290,108	4,569
		97,482
Internet Software & Services - 0.4%
NetEase.com, Inc. sponsored ADR (a)	191,500	8,005
VeriSign, Inc. (a)	194,300	6,752
		14,757
IT Services - 0.9%
Alliance Data Systems Corp. (a)(e)	356,809	21,665
CACI International, Inc. Class A (a)	248,000	12,430
Cognizant Technology Solutions Corp. Class A (a)	56,200	3,664
		37,759
Semiconductors & Semiconductor Equipment - 5.9%
Amkor Technology, Inc. (a)(e)	5,242,218	37,796
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (a)	651,200	$ 9,182
Fairchild Semiconductor International, Inc. (a)	548,500	6,182
Intel Corp.	454,981	9,131
Micron Technology, Inc. (a)	1,737,600	14,370
ON Semiconductor Corp. (a)(f)	23,079,802	177,025
		253,686
Software - 0.1%
Nuance Communications, Inc. (a)	163,600	2,570
TOTAL INFORMATION TECHNOLOGY		420,794
MATERIALS - 13.5%
Chemicals - 10.6%
Albemarle Corp.	965,892	48,420
Arch Chemicals, Inc.	344,342	12,228
Celanese Corp. Class A	3,586,635	127,864
Dow Chemical Co.	1,284,894	39,613
Ferro Corp. (a)	722,400	9,911
FMC Corp.	178,600	13,056
Georgia Gulf Corp. (a)	31,936	646
H.B. Fuller Co.	1,582,241	32,657
LyondellBasell Industries NV:
Class A (a)	1,491,164	40,053
Class B (a)	1,319,987	35,494
Nalco Holding Co.	740,569	20,869
OMNOVA Solutions, Inc. (a)	400,486	3,196
Phosphate Holdings, Inc. (a)	307,500	2,583
Solutia, Inc. (a)	716,300	12,972
W.R. Grace & Co. (a)	1,601,519	51,345
		450,907
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	421,000	11,801
Rock-Tenn Co. Class A	355,202	20,193
		31,994
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	526,100	24,785
Compass Minerals International, Inc.	258,500	20,388
Ormet Corp. (a)	330,000	1,007
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)(i)	1,075,000	$ 3,279
Teck Resources Ltd. Class B (sub. vtg.)	417,300	18,658
		68,117
Paper & Forest Products - 0.6%
Domtar Corp.	203,041	16,113
Neenah Paper, Inc.	518,300	7,956
		24,069
TOTAL MATERIALS		575,087
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
PAETEC Holding Corp. (a)	2,980,233	12,577
Qwest Communications International, Inc.	4,637,500	30,608
tw telecom, inc. (a)	332,497	6,118
		49,303
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	922,191	39,765
Sprint Nextel Corp. (a)	5,692,987	23,455
Syniverse Holdings, Inc. (a)	1,057,838	32,253
		95,473
TOTAL TELECOMMUNICATION SERVICES		144,776
UTILITIES - 3.8%
Independent Power Producers & Energy Traders - 3.8%
AES Corp. (a)	10,901,923	130,169
Calpine Corp. (a)	2,479,900	30,999
		161,168
TOTAL COMMON STOCKS (Cost $3,804,762)		4,044,988
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	13,184
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	$ 3,658
TOTAL PREFERRED STOCKS (Cost $16,677)		16,842
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	1,030
7.125% 7/15/13 (d)	8,320	2,912
7.2% 1/15/11 (d)	22,980	7,641
8.25% 7/15/23 (d)	25,035	8,762
8.375% 7/15/33 (d)	50,210	18,076
8.8% 3/1/21 (d)	10,765	3,687
		42,108
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	1
7.75% 8/15/16 (d)	9,380	1
		2
TOTAL CONSUMER DISCRETIONARY		42,110
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	0
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	0
TOTAL NONCONVERTIBLE BONDS (Cost $25,165)		42,110
Floating Rate Loans - 1.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (h)	$ 9,593	$ 9,114
INDUSTRIALS - 0.4%
Airlines - 0.4%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (h)	8,760	8,497
US Airways Group, Inc. term loan 2.7884% 3/23/14 (h)	10,947	9,853
		18,350
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (h)	18,096	17,101
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.9226% 10/10/14 (h)	5,692	4,432
TOTAL FLOATING RATE LOANS (Cost $44,793)		48,997
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $771)	64,750,000	1,376
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	76,367,601	$ 76,368
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	93,335,192	93,335
TOTAL MONEY MARKET FUNDS (Cost $169,703)		169,703
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,061,871)		4,324,016
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(56,021)
NET ASSETS - 100%		$ 4,267,995
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,279,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	135
Total	$ 157
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 23,767	$ -	$ -	$ -	$ 21,221
Gray Television, Inc.	7,399	-	-	-	5,549
ON Semiconductor Corp.	155,780	-	-	-	177,025
Service Corp. International	150,430	-	-	706	146,192
Total	$ 337,376	$ -	$ -	$ 706	$ 349,987
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 702,706	$ 702,706	$ -	$ -
Consumer Staples	89,298	85,640	-	3,658
Energy	534,180	520,996	13,184	-
Financials	431,082	431,082	-	-
Health Care	241,104	241,104	-	-
Industrials	761,635	761,635	-	-
Information Technology	420,794	420,794	-	-
Materials	575,087	575,087	-	-
Telecommunication Services	144,776	144,776	-	-
Utilities	161,168	161,168	-	-
Corporate Bonds	42,110	-	42,110	-
Floating Rate Loans	48,997	-	48,997	-
Other	1,376	-	1,376	-
Money Market Funds	169,703	169,703	-	-
Total Investments in Securities:	$ 4,324,016	$ 4,214,691	$ 105,667	$ 3,658
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,950
Total Realized Gain (Loss)	(1)
Total Unrealized Gain (Loss)	36
Cost of Purchases	-
Proceeds of Sales	(32)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,295)
Ending Balance	$ 3,658
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 35

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $4,077,190,000. Net unrealized appreciation aggregated $246,826,000, of which $904,352,000 related to appreciated investment securities and $657,526,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio -
OTC
Class K

October 31, 2010

1.809071.106

OTC-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW) ADR	722,200	$ 17,188
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)	253,200	14,579
Global Education & Technology Group Ltd. ADR (a)	1,140,700	11,327
Strayer Education, Inc. (d)	64,403	9,005
		34,911
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	544,900	18,063
Country Style Cooking Restaurant Chain Co. Ltd. ADR	5,500	163
Ctrip.com International Ltd. sponsored ADR (a)	156,100	8,128
Starbucks Corp.	922,800	26,281
Wyndham Worldwide Corp.	292,200	8,401
Wynn Resorts Ltd.	106,400	11,403
		72,439
Household Durables - 0.9%
Harman International Industries, Inc. (a)	135,200	4,536
iRobot Corp. (a)(d)(e)	1,615,286	33,727
Lennar Corp. Class A	221,900	3,220
PulteGroup, Inc. (a)	572,400	4,493
Techtronic Industries Co. Ltd.	12,927,500	13,092
		59,068
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	705,830	116,561
Expedia, Inc.	541,300	15,671
Netflix, Inc. (a)(d)	142,700	24,758
		156,990
Media - 2.3%
Comcast Corp. Class A	4,178,000	85,983
DIRECTV (a)	519,500	22,577
Discovery Communications, Inc. (a)	177,100	7,900
Lamar Advertising Co. Class A (a)(d)	499,900	16,992
Liberty Global, Inc. Class A (a)(d)	284,400	10,747
		144,199
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	645,000	28,316
Citi Trends, Inc. (a)(d)	360,137	7,556
I.T Ltd.	17,360,000	14,647
O'Reilly Automotive, Inc. (a)	224,500	13,133
Staples, Inc.	148,600	3,042
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	208,000	$ 6,384
Urban Outfitters, Inc. (a)	848,500	26,108
		99,186
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	413,500	24,024
lululemon athletica, Inc. (a)(d)	826,473	36,629
Polo Ralph Lauren Corp. Class A	110,300	10,686
Steven Madden Ltd. (a)	490,500	20,748
Trinity Ltd.	8,514,000	8,513
		100,600
TOTAL CONSUMER DISCRETIONARY		684,581
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Hansen Natural Corp. (a)	129,000	6,606
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc. (a)	382,800	15,216
Food Products - 0.3%
Tingyi (Cayman Islands) Holding Corp. ADR	118,900	6,457
Want Want China Holdings Ltd. ADR	217,500	10,032
		16,489
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)	44,800	1,968
TOTAL CONSUMER STAPLES		40,279
ENERGY - 1.4%
Energy Equipment & Services - 0.9%
ION Geophysical Corp. (a)	3,074,200	15,033
Oceaneering International, Inc. (a)	188,600	11,669
Schlumberger Ltd.	199,200	13,922
Weatherford International Ltd. (a)	824,100	13,853
		54,477
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc.	841,200	14,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Carrizo Oil & Gas, Inc. (a)	477,600	$ 11,281
Massey Energy Co.	215,600	9,070
		34,719
TOTAL ENERGY		89,196
FINANCIALS - 7.1%
Commercial Banks - 3.6%
Associated Banc-Corp.	2,034,000	25,771
FirstMerit Corp.	688,600	11,830
Fulton Financial Corp.	787,800	7,358
Huntington Bancshares, Inc.	6,469,500	36,682
National Penn Bancshares, Inc.	1,047,300	6,797
Popular, Inc. (a)	3,132,000	8,550
Standard Chartered PLC	363,600	10,544
Standard Chartered PLC rights 11/5/10 (a)	45,450	383
Susquehanna Bancshares, Inc., Pennsylvania	144,100	1,138
SVB Financial Group (a)	256,200	11,104
Wells Fargo & Co.	3,144,400	82,006
Zions Bancorporation	1,331,200	27,503
		229,666
Diversified Financial Services - 2.5%
Citigroup, Inc. (a)	13,855,500	57,777
CME Group, Inc.	249,700	72,326
Hong Kong Exchanges and Clearing Ltd.	521,400	11,476
JPMorgan Chase & Co.	432,900	16,290
NBH Holdings Corp. Class A (a)(f)	110,800	2,161
		160,030
Insurance - 0.5%
CNinsure, Inc. ADR (d)	485,300	12,472
Genworth Financial, Inc. Class A (a)	956,800	10,850
Protective Life Corp.	272,400	6,529
		29,851
Real Estate Management & Development - 0.3%
China Real Estate Information Corp. ADR	1,677,300	16,622
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
The PMI Group, Inc. (a)	716,900	$ 2,402
Washington Federal, Inc.	664,370	9,985
		12,387
TOTAL FINANCIALS		448,556
HEALTH CARE - 13.1%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (a)	778,360	53,162
Allos Therapeutics, Inc. (a)(d)	1,399,800	5,571
Alnylam Pharmaceuticals, Inc. (a)	549,500	7,220
Amgen, Inc. (a)	1,472,000	84,184
Amylin Pharmaceuticals, Inc. (a)	1,478,009	19,258
Anthera Pharmaceuticals, Inc.	396,247	2,484
ARIAD Pharmaceuticals, Inc. (a)	2,291,800	8,434
BioMarin Pharmaceutical, Inc. (a)	697,100	18,236
Cephalon, Inc. (a)	113,200	7,521
Cepheid, Inc. (a)	649,600	13,668
Dendreon Corp. (a)	2,202,236	80,382
Genzyme Corp. (a)	333,700	24,070
Gilead Sciences, Inc. (a)	1,623,200	64,392
Human Genome Sciences, Inc. (a)	2,414,512	64,902
ImmunoGen, Inc. (a)	297,309	2,444
Inhibitex, Inc. (a)(d)	1,913,500	3,808
InterMune, Inc. (a)	505,237	6,639
Isis Pharmaceuticals, Inc. (a)	1,458,049	13,327
NPS Pharmaceuticals, Inc. (a)	1,023,100	6,374
OREXIGEN Therapeutics, Inc. (a)(d)	1,276,000	6,750
Pharmasset, Inc. (a)	171,300	6,424
Seattle Genetics, Inc. (a)	1,402,103	22,980
Targacept, Inc. (a)	216,749	5,367
Theravance, Inc. (a)	537,800	10,960
Vertex Pharmaceuticals, Inc. (a)	975,588	37,394
		575,951
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)(d)	1,041,372	10,737
Alphatec Holdings, Inc. (a)(d)(e)	4,543,167	9,904
Mako Surgical Corp. (a)(d)	1,144,863	12,342
Masimo Corp.	602,100	18,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	553,800	$ 14,510
Thoratec Corp. (a)	986,015	32,184
		97,842
Health Care Providers & Services - 0.0%
Accretive Health, Inc.	77,300	833
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	350,800	14,021
SXC Health Solutions Corp. (a)	291,400	11,377
		25,398
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	1,126,292	61,169
Illumina, Inc.:
warrants 11/20/10 (a)(g)	244,084	10,596
warrants 1/19/11 (a)(g)	311,606	13,529
QIAGEN NV (a)	573,300	10,784
		96,078
Pharmaceuticals - 0.4%
Elan Corp. PLC sponsored ADR (a)	1,393,451	7,594
Teva Pharmaceutical Industries Ltd. sponsored ADR	382,273	19,840
		27,434
TOTAL HEALTH CARE		823,536
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.4%
AeroVironment, Inc. (a)(d)	417,551	9,796
BE Aerospace, Inc. (a)	379,200	13,939
		23,735
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	108,800	7,668
Airlines - 0.3%
United Continental Holdings, Inc. (a)(d)	671,000	19,486
Construction & Engineering - 0.7%
Fluor Corp.	264,300	12,737
Foster Wheeler AG (a)	776,300	18,181
Jacobs Engineering Group, Inc. (a)	253,700	9,795
		40,713
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Fushi Copperweld, Inc. (a)	687,200	$ 6,391
Machinery - 0.7%
Altra Holdings, Inc. (a)	371,000	5,491
Bucyrus International, Inc. Class A	259,200	17,667
PACCAR, Inc.	458,099	23,482
		46,640
Road & Rail - 0.1%
Saia, Inc. (a)	287,000	4,156
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc. (a)	289,215	5,507
Interline Brands, Inc. (a)	391,700	7,869
Rush Enterprises, Inc. Class A (a)	246,900	3,923
		17,299
TOTAL INDUSTRIALS		166,088
INFORMATION TECHNOLOGY - 58.9%
Communications Equipment - 8.1%
Acme Packet, Inc. (a)	662,074	26,185
Cisco Systems, Inc. (a)	4,617,400	105,415
HTC Corp.	705,850	15,937
Juniper Networks, Inc. (a)	2,848,000	92,247
QUALCOMM, Inc.	3,978,100	179,532
Research In Motion Ltd. (a)	732,200	41,699
Riverbed Technology, Inc. (a)	725,550	41,748
ZTE Corp. ADR	1,117,600	8,305
		511,068
Computers & Peripherals - 10.8%
Apple, Inc. (a)	1,857,700	558,927
Isilon Systems, Inc. (a)(d)	701,883	19,983
NetApp, Inc. (a)	1,061,300	56,514
SanDisk Corp. (a)	878,650	33,020
Seagate Technology (a)	759,400	11,125
		679,569
Electronic Equipment & Components - 0.2%
E Ink Holdings, Inc. GDR (a)(f)	44,300	774
FLIR Systems, Inc. (a)	284,400	7,918
Itron, Inc. (a)	47,800	2,905
		11,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 12.4%
Akamai Technologies, Inc. (a)	503,000	$ 25,990
Alibaba.com Ltd. (a)	7,286,000	14,231
eBay, Inc. (a)	2,668,200	79,539
Equinix, Inc. (a)	152,000	12,804
Google, Inc. Class A (a)	700,049	429,123
LogMeIn, Inc. (a)(d)	881,040	35,004
Monster Worldwide, Inc. (a)	221,100	3,993
OpenTable, Inc. (a)(d)	36,800	2,258
Rackspace Hosting, Inc. (a)(d)(e)	7,004,200	174,825
		777,767
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	1,370,945	89,372
Echo Global Logistics, Inc. (d)(e)	1,506,100	21,387
hiSoft Technology International Ltd. ADR (a)	297,200	7,906
iGate Corp.	976,300	19,956
MasterCard, Inc. Class A	46,600	11,187
Visa, Inc. Class A	125,200	9,787
		159,595
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc. (a)	6,802,200	49,860
Amkor Technology, Inc. (a)(d)	999,727	7,208
ASML Holding NV	784,900	26,051
Broadcom Corp. Class A	1,895,600	77,227
Cypress Semiconductor Corp. (a)	768,350	10,834
First Solar, Inc. (a)(d)	131,036	18,041
GT Solar International, Inc. (a)	359,500	2,959
Intel Corp.	1,806,000	36,246
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,612,600	13,465
Lam Research Corp. (a)	1,129,500	51,720
Marvell Technology Group Ltd. (a)	2,772,500	53,537
Mellanox Technologies Ltd. (a)	1,238,551	28,511
Micron Technology, Inc. (a)	2,717,900	22,477
MIPS Technologies, Inc. (a)	267,300	3,929
Monolithic Power Systems, Inc. (a)	1,538,000	24,716
NVIDIA Corp. (a)	15,230,781	183,226
Spreadtrum Communications, Inc. ADR (a)(d)	668,100	9,520
Standard Microsystems Corp. (a)	383,100	9,248
Varian Semiconductor Equipment Associates, Inc. (a)	343,949	11,237
Volterra Semiconductor Corp. (a)	1,206,500	24,649
		664,661
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 14.3%
Ariba, Inc. (a)	627,296	$ 11,781
AsiaInfo Holdings, Inc. (a)(d)	1,566,200	34,801
BMC Software, Inc. (a)	138,900	6,314
Check Point Software Technologies Ltd. (a)	1,422,600	60,816
DemandTec, Inc. (a)	987,933	10,452
Fortinet, Inc.	669,000	20,070
Gameloft (a)(e)	7,439,224	46,063
Informatica Corp. (a)	293,800	11,955
Intuit, Inc. (a)	631,400	30,307
Kingdee International Software Group Co. Ltd.	6,762,000	3,568
Microsoft Corp.	6,101,500	162,544
Oracle Corp.	9,007,700	264,826
Pegasystems, Inc. (d)	1,201,400	32,498
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	3,306,829	107,141
QLIK Technologies, Inc.	21,500	537
SolarWinds, Inc. (a)	688,700	12,500
SuccessFactors, Inc. (a)	795,607	21,577
Synchronoss Technologies, Inc. (a)	666,065	14,194
Taleo Corp. Class A (a)	1,168,922	33,536
TiVo, Inc. (a)	1,072,775	11,951
		897,431
TOTAL INFORMATION TECHNOLOGY		3,701,688
MATERIALS - 0.9%
Chemicals - 0.6%
Celanese Corp. Class A	171,300	6,107
Dow Chemical Co.	477,000	14,706
LyondellBasell Industries NV Class A (a)	318,900	8,566
Solutia, Inc. (a)	321,089	5,815
		35,194
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR	221,100	20,766
TOTAL MATERIALS		55,960
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)	433,390	$ 5,872
Global Crossing Ltd. (a)	2,495,900	33,944
		39,816
Wireless Telecommunication Services - 3.9%
Clearwire Corp. Class A (a)(d)	6,818,153	48,341
Sprint Nextel Corp. (a)	46,984,056	193,574
		241,915
TOTAL TELECOMMUNICATION SERVICES		281,731
TOTAL COMMON STOCKS (Cost $5,678,615)		6,291,615
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.23% (b)	305	0*
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	310,305,481	310,305
TOTAL MONEY MARKET FUNDS (Cost $310,305)		310,305
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $5,988,920)		6,601,920
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(319,625)
NET ASSETS - 100%		$ 6,282,295
* Amount represents less than $1,000.
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,935,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,125,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
Illumina, Inc. warrants 1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	1,674
Total	$ 1,677
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alphatec Holdings, Inc.	$ 21,863	$ 1,075	$ 2,409	$ -	$ 9,904
Echo Global Logistics, Inc.	2,905	18,853	-	-	21,387
Gameloft	36,748	-	-	-	46,063
iRobot Corp.	34,374	-	1,379	-	33,727
Rackspace Hosting, Inc.	142,387	-	14,887	-	174,825
Total	$ 238,277	$ 19,928	$ 18,675	$ -	$ 285,906
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 684,581	$ 684,581	$ -	$ -
Consumer Staples	40,279	40,279	-	-
Energy	89,196	89,196	-	-
Financials	448,556	446,395	-	2,161
Health Care	823,536	799,411	24,125	-
Industrials	166,088	166,088	-	-
Information Technology	3,701,688	3,701,688	-	-
Materials	55,960	55,960	-	-
Telecommunication Services	281,731	281,731	-	-
Money Market Funds	310,305	310,305	-	-
Total Investments in Securities:	$ 6,601,920	$ 6,575,634	$ 24,125	$ 2,161
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,161
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,161
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $6,072,984,000. Net unrealized appreciation aggregated $528,936,000, of which $1,013,906,000 related to appreciated investment securities and $484,970,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

October 31, 2010

1.809106.106

REI-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	74,100	$ 4,011,774
Household Durables - 0.3%
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
TOTAL CONSUMER DISCRETIONARY		7,707,774
FINANCIALS - 24.1%
Capital Markets - 0.4%
HFF, Inc. (a)	444,164	4,366,132
Real Estate Investment Trusts - 23.5%
Acadia Realty Trust (SBI)	915,449	17,466,767
Alexandria Real Estate Equities, Inc.	42,500	3,122,900
AMB Property Corp. (SBI)	299,300	8,437,267
American Campus Communities, Inc.	226,300	7,157,869
Annaly Capital Management, Inc.	490,950	8,694,725
Anworth Mortgage Asset Corp.	1,258,410	8,821,454
Apartment Investment & Management Co. Class A	100,041	2,331,956
Apollo Commercial Real Estate Finance, Inc.	162,500	2,647,125
Associated Estates Realty Corp.	588,900	8,179,821
AvalonBay Communities, Inc.	44,025	4,680,298
Brandywine Realty Trust (SBI)	249,100	2,981,727
CapLease, Inc.	124,200	727,812
CBL & Associates Properties, Inc.	296,173	4,643,993
Cedar Shopping Centers, Inc.	305,600	1,928,336
Cypress Sharpridge Investments, Inc.	1,282,688	16,713,425
Cypress Sharpridge Investments, Inc. (g)	146,458	1,908,348
DCT Industrial Trust, Inc.	695,200	3,482,952
Developers Diversified Realty Corp.	145,000	1,870,500
DiamondRock Hospitality Co.	376,700	3,985,486
Digital Realty Trust, Inc.	48,100	2,873,013
Duke Realty LP	486,883	6,071,431
Dynex Capital, Inc.	410,000	4,354,200
Equity Lifestyle Properties, Inc.	269,930	15,364,416
Equity Residential (SBI)	52,200	2,538,486
Excel Trust, Inc.	306,100	3,510,967
Federal Realty Investment Trust (SBI)	22,400	1,836,352
Franklin Street Properties Corp.	140,317	1,873,232
Government Properties Income Trust	73,500	1,961,715
Highwoods Properties, Inc. (SBI)	106,400	3,525,032
LTC Properties, Inc.	118,613	3,303,372
MFA Financial, Inc.	2,574,881	20,367,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	57,600	$ 3,515,328
Monmouth Real Estate Investment Corp. Class A	448,873	3,689,736
National Health Investors, Inc.	205,906	9,533,448
National Retail Properties, Inc.	165,900	4,495,890
Nationwide Health Properties, Inc.	138,580	5,658,221
Omega Healthcare Investors, Inc.	173,800	3,997,400
Pebblebrook Hotel Trust (a)	201,300	3,943,467
Piedmont Office Realty Trust, Inc. Class A (f)	170,200	3,211,674
ProLogis Trust	531,766	7,258,606
Public Storage	28,300	2,807,926
Rayonier, Inc.	23,500	1,226,700
Regency Centers Corp.	92,100	3,884,778
Simon Property Group, Inc.	98,001	9,410,056
Sun Communities, Inc.	20,200	658,722
Sunstone Hotel Investors, Inc. (a)	482,600	5,236,210
The Macerich Co.	98,074	4,375,081
Two Harbors Investment Corp.	191,085	1,761,804
Ventas, Inc.	328,480	17,593,389
Vornado Realty Trust	43,790	3,826,808
Weyerhaeuser Co.	277,229	4,496,654
Whitestone REIT Class B	176,667	2,354,971
		280,299,145
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	61,400	1,126,690
Coresite Realty Corp.	115,500	1,739,430
		2,866,120
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		287,532,004
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Assisted Living Concepts, Inc. Class A (a)	30,000	967,500
Brookdale Senior Living, Inc. (a)	525,100	9,861,378
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	455,450	$ 2,714,482
Emeritus Corp. (a)(f)	316,941	5,910,950
		19,454,310
TOTAL COMMON STOCKS (Cost $267,532,902)		314,694,088
Preferred Stocks - 9.7%

Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series D 7.00%	70,000	1,697,500
CommonWealth REIT 6.50%	80,000	1,792,000
Lexington Corporate Properties Trust Series C 6.50%	300,469	13,032,843
		16,522,343
Real Estate Management & Development - 0.2%
Grubb & Ellis Co.:
12.00% (g)	22,500	1,800,000
12.00% (g)	5,000	400,000
		2,200,000
TOTAL FINANCIALS		18,722,343
Nonconvertible Preferred Stocks - 8.2%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	709,756
FINANCIALS - 8.1%
Diversified Financial Services - 0.4%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	325,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,214,470
		4,539,470
Real Estate Investment Trusts - 7.7%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,720,560
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series A, 7.875%	164,900	$ 4,267,612
Anworth Mortgage Asset Corp. Series A, 8.625%	282,727	7,209,539
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,469,125
Series U, 7.75%	100,773	2,563,665
CapLease, Inc. Series A, 8.125%	43,400	1,090,642
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	37,300	908,255
7.375%	135,688	3,191,382
Cedar Shopping Centers, Inc. 8.875%	280,352	7,168,601
CenterPoint Properties Trust Series D, 5.377%	3,575	1,712,425
Corporate Office Properties Trust Series H, 7.50%	5,000	126,250
Cousins Properties, Inc. Series A, 7.75%	93,230	2,314,901
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	74,500	1,856,540
Duke Realty LP:
8.375%	128,517	3,354,294
Series L, 6.60%	10,666	256,944
DuPont Fabros Technology, Inc. 7.875%	40,000	998,000
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	20,400
Glimcher Realty Trust Series G, 8.125%	73,400	1,767,472
HomeBanc Mortgage Corp. Series A, 0.00% (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,253,984
Series C, 7.00%	58,500	1,382,940
Kimco Realty Corp. Series G, 7.75%	97,300	2,481,150
LaSalle Hotel Properties:
Series B, 8.375%	26,800	688,760
Series E, 8.00%	42,750	1,069,178
Series G, 7.25%	114,485	2,744,205
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	562,320
Lexington Corporate Properties Trust Series B, 8.05%	29,000	719,490
Lexington Realty Trust 7.55%	23,800	569,772
LTC Properties, Inc. Series F, 8.00%	61,140	1,556,013
MFA Financial, Inc. Series A, 8.50%	335,099	8,534,972
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,000,000
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,526,952
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc. Series D, 8.00%	145,000	$ 3,625,000
ProLogis Trust Series C, 8.54%	84,446	4,293,556
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	331,170
(depositary shares) Series L, 7.60%	49,890	1,254,734
Series M 7.20%	35,900	897,141
Series R 6.875%	50,000	1,239,000
Series P, 6.70%	36,000	882,000
Public Storage:
Series I, 7.25%	10,828	273,190
Series K, 7.25%	119,318	3,025,904
Series N, 7.00%	4,200	108,402
Regency Centers Corp.:
Series C 7.45%	18,000	452,520
Series D 7.25%	10,500	262,815
Saul Centers, Inc. 8.00%	93,700	2,372,484
Sunstone Hotel Investors, Inc. Series A, 8.00%	62,200	1,510,838
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,356,268
		92,317,502
TOTAL FINANCIALS		96,856,972
TOTAL NONCONVERTIBLE PREFERRED STOCKS		97,566,728
TOTAL PREFERRED STOCKS (Cost $118,716,368)		116,289,071
Corporate Bonds - 30.4%
		Principal Amount (e)
Convertible Bonds - 8.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,033,475
FINANCIALS - 8.3%
Real Estate Investment Trusts - 5.1%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,447,475
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		$ 6,895,000	$ 6,788,128
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,116,250
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,128,200
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,138,250
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,774,344
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	6,040,625
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,422,438
2.625% 5/15/38		1,500,000	1,492,500
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,752,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,547,850
			60,648,060
Real Estate Management & Development - 3.2%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,506,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	1,010,000
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,267,864
4.25% 4/15/30 (g)		2,000,000	2,007,200
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,679,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,600,000	2,561,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		3,500,000	2,940,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,135,438
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,204,119
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	14,800,500
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,129,100
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	500,000
			37,741,284
TOTAL FINANCIALS			98,389,344
TOTAL CONVERTIBLE BONDS			99,422,819
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - 22.0%
CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 0.4%
GWR Operating Partnership LLP 10.875% 4/1/17 (g)		$ 1,000,000	$ 1,058,750
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,939,739	4,057,931
			5,116,681
Household Durables - 4.3%
KB Home:
5.75% 2/1/14		510,000	502,350
5.875% 1/15/15		2,000,000	1,920,000
6.25% 6/15/15		8,500,000	8,191,875
9.1% 9/15/17		1,000,000	1,040,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	967,500
5.6% 5/31/15		1,000,000	945,000
6.5% 4/15/16		2,000,000	1,910,000
6.95% 6/1/18		10,000,000	9,500,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,155,375
8.625% 11/15/18 (g)		5,905,000	5,919,763
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,512,500
7.15% 4/15/20		1,500,000	1,417,500
Ryland Group, Inc. 8.4% 5/15/17		745,000	802,738
Standard Pacific Corp.:
6.25% 4/1/14		2,700,000	2,646,000
7% 8/15/15		7,000,000	6,895,000
8.375% 5/15/18		2,428,000	2,512,980
10.75% 9/15/16		1,000,000	1,125,000
			50,963,581
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,832,375
TOTAL CONSUMER DISCRETIONARY			58,912,637
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,281,883	1,467,756
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		2,630,000	2,630,000
			4,097,756
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 16.2%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (g)		$ 1,500,000	$ 1,777,500
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		6,000,000	6,165,000
Real Estate Investment Trusts - 10.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	551,304
6.625% 9/15/11		393,000	410,310
Camden Property Trust 5% 6/15/15		1,100,000	1,202,628
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	875,302
6.25% 6/15/14		3,005,000	3,305,948
CommonWealth REIT 5.875% 9/15/20		2,000,000	2,002,072
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	510,968
5.5% 5/1/15		2,000,000	1,988,970
7.5% 4/1/17		6,000,000	6,425,646
7.5% 7/15/18		5,271,000	5,443,372
7.875% 9/1/20		4,637,000	5,033,102
9.625% 3/15/16		3,836,000	4,437,983
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,075,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,580,901
6.25% 12/15/14		3,000,000	3,259,908
Federal Realty Investment Trust 5.65% 6/1/16		725,000	813,006
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,121,071
6% 3/1/15		1,000,000	1,097,283
6.3% 9/15/16		5,250,000	5,863,594
7.072% 6/8/15		1,500,000	1,701,107
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,100,875
6.2% 6/1/16		750,000	857,740
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	2,059,924
HMB Capital Trust V 3.8922% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	937,871
6.75% 2/15/13		610,000	649,837
7.875% 8/15/14		1,000,000	1,124,770
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
6.25% 8/15/16		$ 1,500,000	$ 1,592,675
6.5% 1/15/13		200,000	212,130
iStar Financial, Inc.:
5.95% 10/15/13		5,330,000	4,370,600
6.05% 4/15/15		1,500,000	1,230,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	498,533
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,489,768
6.25% 2/1/13		1,000,000	1,084,517
8.25% 7/1/12		1,300,000	1,411,457
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		1,115,000	1,154,025
7% 4/1/14		9,720,000	9,914,400
7% 1/15/16		1,295,000	1,340,325
7.5% 2/15/20 (g)		1,000,000	1,060,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,942,864
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,283,036
6.625% 5/15/18		6,480,000	6,960,771
6.875% 3/15/20		1,500,000	1,629,950
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,070,000
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,155,806
Senior Housing Properties Trust:
6.75% 4/15/20		2,000,000	2,120,000
8.625% 1/15/12		5,900,000	6,254,000
UDR, Inc. 5.5% 4/1/14		500,000	541,703
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	526,877
5.25% 1/15/15		1,000,000	1,077,856
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,609,898
			120,011,683
Real Estate Management & Development - 5.3%
AMB Property LP:
5.9% 8/15/13		400,000	429,183
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.125% 12/1/16		$ 1,000,000	$ 1,124,954
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,750,000	1,855,481
5.75% 4/1/12		1,000,000	1,037,890
7.5% 5/15/15		1,000,000	1,129,047
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (g)		1,205,000	1,217,050
11.625% 6/15/17		1,500,000	1,740,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,559,130
6.25% 6/15/14		1,594,000	1,664,437
6.875% 8/15/12		1,000,000	1,047,881
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,492,393
Duke Realty LP:
6.25% 5/15/13		750,000	810,490
7.375% 2/15/15		1,500,000	1,722,368
DuPont Fabros Technology LP 8.5% 12/15/17		845,000	912,600
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,057,200
7.625% 6/1/15		1,435,000	1,320,200
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,945,264
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	516,250
9% 5/15/17		750,000	841,875
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,416,698
6.375% 8/15/12		2,679,000	2,884,230
Post Apartment Homes LP:
5.45% 6/1/12		713,000	740,182
6.3% 6/1/13		2,000,000	2,159,244
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,874,878
5.875% 6/15/17		400,000	439,265
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (g)		1,000,000	1,075,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 2,340,000	$ 2,445,300
6.5% 6/1/16		11,370,000	11,881,650
			63,340,140
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		4,000,000	1,480,000
TOTAL FINANCIALS			192,774,323
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)		1,660,000	1,718,100
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,157,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,050,000	2,173,000
			7,048,100
TOTAL NONCONVERTIBLE BONDS			262,832,816
TOTAL CORPORATE BONDS (Cost $333,996,784)			362,255,635
Asset-Backed Securities - 4.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,235,220
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (g)		2,274,313	341,147
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (g)(h)		381,160	301,116
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6391% 1/20/40 (g)(h)		1,666,490	1,608,163
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7563% 3/20/50 (g)(h)		2,250,000	67,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,840,625
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (g)(h)		1,397,997	894,718
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		$ 2,407,500	$ 2,046,375
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	437,393
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,146,100
Class B2, 1.6394% 12/28/35 (g)(h)		1,575,000	960,750
Class D, 9% 12/28/35 (g)		500,000	184,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	279,160
Crest Ltd. Series 2002-IGA:
Class A, 0.7384% 7/28/17 (g)(h)		949,328	935,088
Class B, 1.6384% 7/28/35 (g)(h)		1,500,000	1,357,500
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,418,549
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,611,605
Series 1997-3 Class M1, 7.53% 3/15/28		8,084,823	6,330,560
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7563% 6/25/35 (h)(j)		1,259,000	78,492
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8063% 8/26/30 (g)(h)		753,315	75,332
Class E, 2.2563% 8/26/30 (g)(h)		1,464,256	73,213
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,403,487	519,361
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,672,424
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	550,727
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		2,329,856	2,236,661
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (g)(h)		3,395,932	340
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,038,400
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (g)(h)		2,000,000	540,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1A, 0.5494% 9/25/26 (g)(h)		$ 2,439,000	$ 1,999,980
Class A1B, 0.6194% 9/25/26 (g)(h)		6,285,000	4,965,150
Class A2A, 0.5094% 9/25/26 (g)(h)		9,385,000	7,789,550
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (g)(h)		250,000	10,000
TOTAL ASSET-BACKED SECURITIES (Cost $67,086,497)			58,561,749
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.7%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4663% 3/15/22 (g)(h)		7,996,229	7,744,972
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4363% 6/15/22 (g)(h)		3,250,000	2,954,205
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		113,173	13,920
Series 2002-R2 Class 2B3, 4.5775% 7/25/33 (g)(h)		234,955	80,973
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		156,120	17,954
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		291,398	11,314
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,566,907	425,893
Class B3, 5.5% 11/25/33 (g)		426,427	31,477
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		272,973	10,054
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6177% 4/25/20 (g)(h)		1,500,000	1,376,250
Series 2010-K6 Class B, 5.5321% 12/26/46 (g)(h)		4,500,000	3,885,570
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.756% 6/15/22 (g)(h)		5,198,066	4,522,317
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,203,304
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,654,795
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2063% 7/10/35 (g)(h)		545,261	344,278
Series 2005-A Class B6, 2.2563% 3/10/37 (g)(h)		1,735,338	305,420
Series 2005-B Class B6, 1.8563% 6/10/37 (g)(h)		892,948	61,167
Series 2005-D Class B6, 2.5063% 12/15/37 (g)(h)		450,492	16,308
Series 2006-B Class B6, 1.9563% 7/15/38 (g)(h)		920,281	8,006
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		85,705	31,897
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7563% 12/10/35 (g)(h)		$ 491,306	$ 170,532
Series 2004-A Class B7, 4.5063% 2/10/36 (g)(h)		504,842	241,617
Series 2004-B Class B7, 4.2563% 2/10/36 (g)(h)		608,965	219,654
Series 2005-C Class B7, 3.3563% 9/10/37 (g)(h)		1,838,994	137,189
Series 2006-B Class B7, 4.1063% 7/15/38 (g)(h)		242,118	1,525
TOTAL PRIVATE SPONSOR			31,470,591
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		196,471	113,900
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.304% 2/25/42 (g)(h)		122,897	53,892
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		272,263	81,119
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.3203% 6/25/43 (g)(h)		168,930	65,314
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.3464% 10/25/42 (g)(h)		73,516	26,372
TOTAL U.S. GOVERNMENT AGENCY			340,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,683,131)			31,811,188
Commercial Mortgage Securities - 17.3%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,634,159
Class B2, 7.525% 4/14/29		560,000	578,168
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,337,915
Series 2005-1 Class CJ, 5.3475% 11/10/42 (h)		3,580,000	3,537,017
Series 2005-6 Class AJ, 5.346% 9/10/47 (h)		5,000,000	4,914,973
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2563% 3/15/22 (g)(h)		4,190,000	2,304,500
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6233% 3/11/39 (h)		5,700,000	5,115,883
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5163% 3/15/19 (g)(h)		$ 2,480,000	$ 2,148,703
Class E, 0.5763% 3/15/19 (g)(h)		1,995,000	1,682,140
Class F, 0.5963% 3/15/19 (g)(h)		1,650,000	1,342,530
Class G, 0.6963% 3/15/19 (g)(h)		2,760,000	2,108,256
Series 2006-T22 Class B, 5.6785% 4/12/38 (g)(h)		2,520,000	1,934,926
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3063% 4/15/22 (g)(h)		638,798	536,690
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,613,336
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0129% 11/15/19 (g)(h)(i)		4,511,085	226
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5163% 5/15/23 (g)(h)		5,800,000	5,544,293
Class D, 0.7263% 5/15/23 (g)(h)		1,250,000	1,145,416
Class F, 0.8563% 5/15/23 (g)(h)		1,825,000	1,633,347
Series 2006-HC1A Class A1, 0.4463% 5/15/23 (g)(h)		2,410,630	2,336,607
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	550,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,006,952
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4588% 6/10/31 (g)(h)		2,500,000	2,715,145
Series 2000-CKP1 Class B3, 8.3032% 11/10/33 (h)		2,970,000	2,964,474
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,041,268
Class K, 6% 12/12/33 (g)		2,000,000	1,990,932
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,545,000	7,122,480
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	843,229
Series 2002-1A Class H, 7.395% 12/10/35 (g)(h)		991,000	977,062
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,045,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,660,482	2,811,908
Class G, 6.75% 4/15/29 (h)		1,250,000	1,258,237
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		$ 1,510,589	$ 1,517,361
Class J, 6.974% 8/15/36 (g)		1,500,000	1,480,870
Series 2000-C1:
Class H, 7% 3/15/33 (g)		261,936	265,372
Class K, 7% 3/15/33		1,100,000	808,465
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,112,640
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,051,882
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	884,468
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5569% 3/1/20 (g)(h)		1,400,000	1,148,000
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		3,250,000	3,491,711
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (g)		4,000,000	3,892,462
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		3,750,000	3,616,750
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,860,506
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3932% 10/15/32 (g)(h)(i)		7,235,448	5,499
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4363% 2/15/19 (g)(h)		2,398,780	2,350,982
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,176,153	2,285,072
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,298,632
Class H, 6% 7/15/31 (g)		2,638,000	79,140
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,004,096
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,961,322
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	5,660,290
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,965,487
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	8,774,701
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 6.0999% 6/15/38 (h)		$ 6,005,000	$ 5,571,041
Class AM, 6.0999% 6/15/38 (h)		6,700,000	6,958,400
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	377,624
Class G, 4.384% 7/12/37	CAD	355,000	182,025
Class H, 4.384% 7/12/37	CAD	236,000	116,690
Class J, 4.384% 7/12/37	CAD	355,000	169,329
Class K, 4.384% 7/12/37	CAD	355,000	163,392
Class L, 4.384% 7/12/37	CAD	236,000	104,842
Class M, 4.384% 7/12/37	CAD	995,000	304,768
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,850,976	285
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8379% 5/12/39 (h)		1,200,000	1,185,764
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37		750,000	0
Class E, 7.983% 1/15/37		1,453,000	0
Class IO, 8.139% 1/15/37 (h)(i)		5,421,778	515,069
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,960,939	1,960,939
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,084,032
Series 1997-RR Class F, 7.4407% 4/30/39 (g)(h)		2,933,602	2,816,258
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,669,754
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (h)		850,000	552,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,194,075
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,486,185	1,506,104
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		1,549,598	1,460,980
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,128,112	3,128,112
RBSCF Trust Series 2010-MB1 Class D, 4.8209% 4/15/24 (g)(h)		5,820,000	5,653,548
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		3,354,325	3,535,123
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,253,680
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0432% 8/15/39 (h)		2,080,000	2,107,377
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		7,130,000	7,094,350
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8313% 7/15/24 (g)(h)		$ 1,200,000	$ 331,648
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,587,053
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0563% 6/15/20 (g)(h)		1,800,000	1,547,414
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,875,362
Series 2004-C11:
Class D, 5.4915% 1/15/41 (h)		5,177,000	4,670,738
Class E, 5.5415% 1/15/41 (h)		3,785,000	3,111,011
Series 2004-C12 Class D, 5.4835% 7/15/41 (h)		2,750,000	2,493,431
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,129,736
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $202,586,645)			206,718,409
Floating Rate Loans - 2.4%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,977,500
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (h)		28,104	27,050
TOTAL CONSUMER DISCRETIONARY			9,004,550
FINANCIALS - 1.2%
Real Estate Investment Trusts - 0.2%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (h)		1,995,000	1,985,025
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc.:
Tranche B1, term loan 6.25% 12/20/15 (h)		2,239,931	2,237,131
Tranche B1-A, term loan 6.25% 12/20/15 (h)		2,292,931	2,292,931
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (h)		598,973	548,060
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17		$ 2,500,000	$ 2,700,000
Tranche B, term loan 3.2569% 10/10/13 (h)		4,394,222	4,020,713
			11,798,835
TOTAL FINANCIALS			13,783,860
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,767,334	3,649,605
Universal Health Services, Inc. term loan 5.5% 7/28/16 (h)		2,000,000	2,015,000
			5,664,605
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (h)		566,720	572,387
TOTAL FLOATING RATE LOANS (Cost $28,643,379)			29,025,402
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (g)	1,000,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	85,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	280,600
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (g)	1,650,000	0
		365,608
TOTAL PREFERRED SECURITIES (Cost $5,782,714)		365,608
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	74,239,534	$ 74,239,534
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	2,500,700	2,500,700
TOTAL MONEY MARKET FUNDS (Cost $76,740,234)		76,740,234
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $5,330,000)	$ 5,330,097	5,330,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,145,098,654)		1,201,791,384
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,050,902)
NET ASSETS - 100%		$ 1,193,740,482
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,527,764 or 22.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $273,512 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 170,255
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 205,175
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7563% 6/25/35	6/3/05	$ 1,110,697
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,330,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 2,480,000
Banc of America Securities LLC	929,425
Barclays Capital, Inc.	1,920,575
$ 5,330,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,700
Fidelity Securities Lending Cash Central Fund	3,618
Total	$ 59,318
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,417,530	$ 4,721,530	$ -	$ 3,696,000
Financials	403,111,319	376,247,531	22,804,619	4,059,169
Health Care	19,454,310	19,454,310	-	-
Corporate Bonds	362,255,635	-	360,775,635	1,480,000
Asset-Backed Securities	58,561,749	-	48,404,328	10,157,421
Collateralized Mortgage Obligations	31,811,188	-	30,879,006	932,182
Commercial Mortgage Securities	206,718,409	-	199,508,869	7,209,540
Floating Rate Loans	29,025,402	-	20,047,902	8,977,500
Preferred Securities	365,608	-	-	365,608
Money Market Funds	76,740,234	76,740,234	-	-
Cash Equivalents	5,330,000	-	5,330,000	-
Total Investments in Securities:	$ 1,201,791,384	$ 477,163,605	$ 687,750,359	$ 36,877,420
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	136,925
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,059,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 136,925
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	110,000
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,480,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 110,000
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	316,022
Total Unrealized Gain (Loss)	(517,799)
Asset-Backed Securities - continued
Cost of Purchases	$ 397,129
Proceeds of Sales	(1,012,332)
Amortization/Accretion	(141,893)
Transfers in to Level 3	2,448,754
Transfers out of Level 3	(8,219,416)
Ending Balance	$ 10,157,421
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (517,799)
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	60,960
Cost of Purchases	-
Proceeds of Sales	(97,903)
Amortization/Accretion	(40,769)
Transfers in to Level 3	15,339
Transfers out of Level 3	-
Ending Balance	$ 932,182
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 60,960
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	602,421
Cost of Purchases	-
Proceeds of Sales	(315,424)
Amortization/Accretion	(263,935)
Transfers in to Level 3	1,988,307
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 7,209,540
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 602,421
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	49,052
Cost of Purchases	8,928,750
Proceeds of Sales	-
Amortization/Accretion	(302)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,977,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 49,052
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,203)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,203
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 365,608
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (1,203)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,146,652,617. Net unrealized appreciation aggregated $55,138,767, of which $123,318,779 related to appreciated investment securities and $68,180,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Real Estate Income Fund
Class A
Class T
Class C
Institutional Class
October 31, 2010

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907555.100

REIA-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	74,100	$ 4,011,774
Household Durables - 0.3%
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
TOTAL CONSUMER DISCRETIONARY		7,707,774
FINANCIALS - 24.1%
Capital Markets - 0.4%
HFF, Inc. (a)	444,164	4,366,132
Real Estate Investment Trusts - 23.5%
Acadia Realty Trust (SBI)	915,449	17,466,767
Alexandria Real Estate Equities, Inc.	42,500	3,122,900
AMB Property Corp. (SBI)	299,300	8,437,267
American Campus Communities, Inc.	226,300	7,157,869
Annaly Capital Management, Inc.	490,950	8,694,725
Anworth Mortgage Asset Corp.	1,258,410	8,821,454
Apartment Investment & Management Co. Class A	100,041	2,331,956
Apollo Commercial Real Estate Finance, Inc.	162,500	2,647,125
Associated Estates Realty Corp.	588,900	8,179,821
AvalonBay Communities, Inc.	44,025	4,680,298
Brandywine Realty Trust (SBI)	249,100	2,981,727
CapLease, Inc.	124,200	727,812
CBL & Associates Properties, Inc.	296,173	4,643,993
Cedar Shopping Centers, Inc.	305,600	1,928,336
Cypress Sharpridge Investments, Inc.	1,282,688	16,713,425
Cypress Sharpridge Investments, Inc. (g)	146,458	1,908,348
DCT Industrial Trust, Inc.	695,200	3,482,952
Developers Diversified Realty Corp.	145,000	1,870,500
DiamondRock Hospitality Co.	376,700	3,985,486
Digital Realty Trust, Inc.	48,100	2,873,013
Duke Realty LP	486,883	6,071,431
Dynex Capital, Inc.	410,000	4,354,200
Equity Lifestyle Properties, Inc.	269,930	15,364,416
Equity Residential (SBI)	52,200	2,538,486
Excel Trust, Inc.	306,100	3,510,967
Federal Realty Investment Trust (SBI)	22,400	1,836,352
Franklin Street Properties Corp.	140,317	1,873,232
Government Properties Income Trust	73,500	1,961,715
Highwoods Properties, Inc. (SBI)	106,400	3,525,032
LTC Properties, Inc.	118,613	3,303,372
MFA Financial, Inc.	2,574,881	20,367,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	57,600	$ 3,515,328
Monmouth Real Estate Investment Corp. Class A	448,873	3,689,736
National Health Investors, Inc.	205,906	9,533,448
National Retail Properties, Inc.	165,900	4,495,890
Nationwide Health Properties, Inc.	138,580	5,658,221
Omega Healthcare Investors, Inc.	173,800	3,997,400
Pebblebrook Hotel Trust (a)	201,300	3,943,467
Piedmont Office Realty Trust, Inc. Class A (f)	170,200	3,211,674
ProLogis Trust	531,766	7,258,606
Public Storage	28,300	2,807,926
Rayonier, Inc.	23,500	1,226,700
Regency Centers Corp.	92,100	3,884,778
Simon Property Group, Inc.	98,001	9,410,056
Sun Communities, Inc.	20,200	658,722
Sunstone Hotel Investors, Inc. (a)	482,600	5,236,210
The Macerich Co.	98,074	4,375,081
Two Harbors Investment Corp.	191,085	1,761,804
Ventas, Inc.	328,480	17,593,389
Vornado Realty Trust	43,790	3,826,808
Weyerhaeuser Co.	277,229	4,496,654
Whitestone REIT Class B	176,667	2,354,971
		280,299,145
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	61,400	1,126,690
Coresite Realty Corp.	115,500	1,739,430
		2,866,120
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		287,532,004
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Assisted Living Concepts, Inc. Class A (a)	30,000	967,500
Brookdale Senior Living, Inc. (a)	525,100	9,861,378
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	455,450	$ 2,714,482
Emeritus Corp. (a)(f)	316,941	5,910,950
		19,454,310
TOTAL COMMON STOCKS (Cost $267,532,902)		314,694,088
Preferred Stocks - 9.7%

Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series D 7.00%	70,000	1,697,500
CommonWealth REIT 6.50%	80,000	1,792,000
Lexington Corporate Properties Trust Series C 6.50%	300,469	13,032,843
		16,522,343
Real Estate Management & Development - 0.2%
Grubb & Ellis Co.:
12.00% (g)	22,500	1,800,000
12.00% (g)	5,000	400,000
		2,200,000
TOTAL FINANCIALS		18,722,343
Nonconvertible Preferred Stocks - 8.2%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	709,756
FINANCIALS - 8.1%
Diversified Financial Services - 0.4%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	325,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,214,470
		4,539,470
Real Estate Investment Trusts - 7.7%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,720,560
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series A, 7.875%	164,900	$ 4,267,612
Anworth Mortgage Asset Corp. Series A, 8.625%	282,727	7,209,539
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,469,125
Series U, 7.75%	100,773	2,563,665
CapLease, Inc. Series A, 8.125%	43,400	1,090,642
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	37,300	908,255
7.375%	135,688	3,191,382
Cedar Shopping Centers, Inc. 8.875%	280,352	7,168,601
CenterPoint Properties Trust Series D, 5.377%	3,575	1,712,425
Corporate Office Properties Trust Series H, 7.50%	5,000	126,250
Cousins Properties, Inc. Series A, 7.75%	93,230	2,314,901
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	74,500	1,856,540
Duke Realty LP:
8.375%	128,517	3,354,294
Series L, 6.60%	10,666	256,944
DuPont Fabros Technology, Inc. 7.875%	40,000	998,000
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	20,400
Glimcher Realty Trust Series G, 8.125%	73,400	1,767,472
HomeBanc Mortgage Corp. Series A, 0.00% (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,253,984
Series C, 7.00%	58,500	1,382,940
Kimco Realty Corp. Series G, 7.75%	97,300	2,481,150
LaSalle Hotel Properties:
Series B, 8.375%	26,800	688,760
Series E, 8.00%	42,750	1,069,178
Series G, 7.25%	114,485	2,744,205
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	562,320
Lexington Corporate Properties Trust Series B, 8.05%	29,000	719,490
Lexington Realty Trust 7.55%	23,800	569,772
LTC Properties, Inc. Series F, 8.00%	61,140	1,556,013
MFA Financial, Inc. Series A, 8.50%	335,099	8,534,972
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,000,000
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,526,952
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc. Series D, 8.00%	145,000	$ 3,625,000
ProLogis Trust Series C, 8.54%	84,446	4,293,556
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	331,170
(depositary shares) Series L, 7.60%	49,890	1,254,734
Series M 7.20%	35,900	897,141
Series R 6.875%	50,000	1,239,000
Series P, 6.70%	36,000	882,000
Public Storage:
Series I, 7.25%	10,828	273,190
Series K, 7.25%	119,318	3,025,904
Series N, 7.00%	4,200	108,402
Regency Centers Corp.:
Series C 7.45%	18,000	452,520
Series D 7.25%	10,500	262,815
Saul Centers, Inc. 8.00%	93,700	2,372,484
Sunstone Hotel Investors, Inc. Series A, 8.00%	62,200	1,510,838
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,356,268
		92,317,502
TOTAL FINANCIALS		96,856,972
TOTAL NONCONVERTIBLE PREFERRED STOCKS		97,566,728
TOTAL PREFERRED STOCKS (Cost $118,716,368)		116,289,071
Corporate Bonds - 30.4%
		Principal Amount (e)
Convertible Bonds - 8.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,033,475
FINANCIALS - 8.3%
Real Estate Investment Trusts - 5.1%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,447,475
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		$ 6,895,000	$ 6,788,128
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,116,250
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,128,200
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,138,250
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,774,344
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	6,040,625
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,422,438
2.625% 5/15/38		1,500,000	1,492,500
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,752,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,547,850
			60,648,060
Real Estate Management & Development - 3.2%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,506,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	1,010,000
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,267,864
4.25% 4/15/30 (g)		2,000,000	2,007,200
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,679,813
First Potomac Realty Investment LP 4% 12/15/11 (g)		2,600,000	2,561,000
Grubb & Ellis Co. 7.95% 5/1/15 (g)		3,500,000	2,940,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,135,438
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,204,119
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	14,800,500
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,129,100
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	500,000
			37,741,284
TOTAL FINANCIALS			98,389,344
TOTAL CONVERTIBLE BONDS			99,422,819
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - 22.0%
CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 0.4%
GWR Operating Partnership LLP 10.875% 4/1/17 (g)		$ 1,000,000	$ 1,058,750
Times Square Hotel Trust 8.528% 8/1/26 (g)		3,939,739	4,057,931
			5,116,681
Household Durables - 4.3%
KB Home:
5.75% 2/1/14		510,000	502,350
5.875% 1/15/15		2,000,000	1,920,000
6.25% 6/15/15		8,500,000	8,191,875
9.1% 9/15/17		1,000,000	1,040,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	967,500
5.6% 5/31/15		1,000,000	945,000
6.5% 4/15/16		2,000,000	1,910,000
6.95% 6/1/18		10,000,000	9,500,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,155,375
8.625% 11/15/18 (g)		5,905,000	5,919,763
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,512,500
7.15% 4/15/20		1,500,000	1,417,500
Ryland Group, Inc. 8.4% 5/15/17		745,000	802,738
Standard Pacific Corp.:
6.25% 4/1/14		2,700,000	2,646,000
7% 8/15/15		7,000,000	6,895,000
8.375% 5/15/18		2,428,000	2,512,980
10.75% 9/15/16		1,000,000	1,125,000
			50,963,581
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,832,375
TOTAL CONSUMER DISCRETIONARY			58,912,637
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,281,883	1,467,756
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		2,630,000	2,630,000
			4,097,756
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 16.2%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (g)		$ 1,500,000	$ 1,777,500
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		6,000,000	6,165,000
Real Estate Investment Trusts - 10.1%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	551,304
6.625% 9/15/11		393,000	410,310
Camden Property Trust 5% 6/15/15		1,100,000	1,202,628
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	875,302
6.25% 6/15/14		3,005,000	3,305,948
CommonWealth REIT 5.875% 9/15/20		2,000,000	2,002,072
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	510,968
5.5% 5/1/15		2,000,000	1,988,970
7.5% 4/1/17		6,000,000	6,425,646
7.5% 7/15/18		5,271,000	5,443,372
7.875% 9/1/20		4,637,000	5,033,102
9.625% 3/15/16		3,836,000	4,437,983
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,075,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,580,901
6.25% 12/15/14		3,000,000	3,259,908
Federal Realty Investment Trust 5.65% 6/1/16		725,000	813,006
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,121,071
6% 3/1/15		1,000,000	1,097,283
6.3% 9/15/16		5,250,000	5,863,594
7.072% 6/8/15		1,500,000	1,701,107
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,100,875
6.2% 6/1/16		750,000	857,740
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	2,059,924
HMB Capital Trust V 3.8922% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	937,871
6.75% 2/15/13		610,000	649,837
7.875% 8/15/14		1,000,000	1,124,770
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
6.25% 8/15/16		$ 1,500,000	$ 1,592,675
6.5% 1/15/13		200,000	212,130
iStar Financial, Inc.:
5.95% 10/15/13		5,330,000	4,370,600
6.05% 4/15/15		1,500,000	1,230,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	498,533
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,489,768
6.25% 2/1/13		1,000,000	1,084,517
8.25% 7/1/12		1,300,000	1,411,457
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		1,115,000	1,154,025
7% 4/1/14		9,720,000	9,914,400
7% 1/15/16		1,295,000	1,340,325
7.5% 2/15/20 (g)		1,000,000	1,060,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,942,864
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,283,036
6.625% 5/15/18		6,480,000	6,960,771
6.875% 3/15/20		1,500,000	1,629,950
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,070,000
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,155,806
Senior Housing Properties Trust:
6.75% 4/15/20		2,000,000	2,120,000
8.625% 1/15/12		5,900,000	6,254,000
UDR, Inc. 5.5% 4/1/14		500,000	541,703
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	526,877
5.25% 1/15/15		1,000,000	1,077,856
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,609,898
			120,011,683
Real Estate Management & Development - 5.3%
AMB Property LP:
5.9% 8/15/13		400,000	429,183
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.125% 12/1/16		$ 1,000,000	$ 1,124,954
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,750,000	1,855,481
5.75% 4/1/12		1,000,000	1,037,890
7.5% 5/15/15		1,000,000	1,129,047
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (g)		1,205,000	1,217,050
11.625% 6/15/17		1,500,000	1,740,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,559,130
6.25% 6/15/14		1,594,000	1,664,437
6.875% 8/15/12		1,000,000	1,047,881
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,492,393
Duke Realty LP:
6.25% 5/15/13		750,000	810,490
7.375% 2/15/15		1,500,000	1,722,368
DuPont Fabros Technology LP 8.5% 12/15/17		845,000	912,600
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,057,200
7.625% 6/1/15		1,435,000	1,320,200
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,945,264
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	516,250
9% 5/15/17		750,000	841,875
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,416,698
6.375% 8/15/12		2,679,000	2,884,230
Post Apartment Homes LP:
5.45% 6/1/12		713,000	740,182
6.3% 6/1/13		2,000,000	2,159,244
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,874,878
5.875% 6/15/17		400,000	439,265
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (g)		1,000,000	1,075,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 2,340,000	$ 2,445,300
6.5% 6/1/16		11,370,000	11,881,650
			63,340,140
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		4,000,000	1,480,000
TOTAL FINANCIALS			192,774,323
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)		1,660,000	1,718,100
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,157,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,050,000	2,173,000
			7,048,100
TOTAL NONCONVERTIBLE BONDS			262,832,816
TOTAL CORPORATE BONDS (Cost $333,996,784)			362,255,635
Asset-Backed Securities - 4.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,235,220
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (g)		2,274,313	341,147
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (g)(h)		381,160	301,116
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6391% 1/20/40 (g)(h)		1,666,490	1,608,163
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7563% 3/20/50 (g)(h)		2,250,000	67,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,840,625
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (g)(h)		1,397,997	894,718
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		$ 2,407,500	$ 2,046,375
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	437,393
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,146,100
Class B2, 1.6394% 12/28/35 (g)(h)		1,575,000	960,750
Class D, 9% 12/28/35 (g)		500,000	184,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	279,160
Crest Ltd. Series 2002-IGA:
Class A, 0.7384% 7/28/17 (g)(h)		949,328	935,088
Class B, 1.6384% 7/28/35 (g)(h)		1,500,000	1,357,500
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,418,549
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,611,605
Series 1997-3 Class M1, 7.53% 3/15/28		8,084,823	6,330,560
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7563% 6/25/35 (h)(j)		1,259,000	78,492
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8063% 8/26/30 (g)(h)		753,315	75,332
Class E, 2.2563% 8/26/30 (g)(h)		1,464,256	73,213
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,403,487	519,361
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,672,424
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	550,727
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		2,329,856	2,236,661
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (g)(h)		3,395,932	340
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,038,400
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (g)(h)		2,000,000	540,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1A, 0.5494% 9/25/26 (g)(h)		$ 2,439,000	$ 1,999,980
Class A1B, 0.6194% 9/25/26 (g)(h)		6,285,000	4,965,150
Class A2A, 0.5094% 9/25/26 (g)(h)		9,385,000	7,789,550
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (g)(h)		250,000	10,000
TOTAL ASSET-BACKED SECURITIES (Cost $67,086,497)			58,561,749
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.7%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4663% 3/15/22 (g)(h)		7,996,229	7,744,972
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4363% 6/15/22 (g)(h)		3,250,000	2,954,205
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		113,173	13,920
Series 2002-R2 Class 2B3, 4.5775% 7/25/33 (g)(h)		234,955	80,973
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		156,120	17,954
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		291,398	11,314
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,566,907	425,893
Class B3, 5.5% 11/25/33 (g)		426,427	31,477
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		272,973	10,054
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6177% 4/25/20 (g)(h)		1,500,000	1,376,250
Series 2010-K6 Class B, 5.5321% 12/26/46 (g)(h)		4,500,000	3,885,570
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.756% 6/15/22 (g)(h)		5,198,066	4,522,317
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,203,304
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,654,795
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2063% 7/10/35 (g)(h)		545,261	344,278
Series 2005-A Class B6, 2.2563% 3/10/37 (g)(h)		1,735,338	305,420
Series 2005-B Class B6, 1.8563% 6/10/37 (g)(h)		892,948	61,167
Series 2005-D Class B6, 2.5063% 12/15/37 (g)(h)		450,492	16,308
Series 2006-B Class B6, 1.9563% 7/15/38 (g)(h)		920,281	8,006
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		85,705	31,897
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7563% 12/10/35 (g)(h)		$ 491,306	$ 170,532
Series 2004-A Class B7, 4.5063% 2/10/36 (g)(h)		504,842	241,617
Series 2004-B Class B7, 4.2563% 2/10/36 (g)(h)		608,965	219,654
Series 2005-C Class B7, 3.3563% 9/10/37 (g)(h)		1,838,994	137,189
Series 2006-B Class B7, 4.1063% 7/15/38 (g)(h)		242,118	1,525
TOTAL PRIVATE SPONSOR			31,470,591
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		196,471	113,900
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.304% 2/25/42 (g)(h)		122,897	53,892
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		272,263	81,119
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.3203% 6/25/43 (g)(h)		168,930	65,314
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.3464% 10/25/42 (g)(h)		73,516	26,372
TOTAL U.S. GOVERNMENT AGENCY			340,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,683,131)			31,811,188
Commercial Mortgage Securities - 17.3%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,634,159
Class B2, 7.525% 4/14/29		560,000	578,168
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,337,915
Series 2005-1 Class CJ, 5.3475% 11/10/42 (h)		3,580,000	3,537,017
Series 2005-6 Class AJ, 5.346% 9/10/47 (h)		5,000,000	4,914,973
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2563% 3/15/22 (g)(h)		4,190,000	2,304,500
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6233% 3/11/39 (h)		5,700,000	5,115,883
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5163% 3/15/19 (g)(h)		$ 2,480,000	$ 2,148,703
Class E, 0.5763% 3/15/19 (g)(h)		1,995,000	1,682,140
Class F, 0.5963% 3/15/19 (g)(h)		1,650,000	1,342,530
Class G, 0.6963% 3/15/19 (g)(h)		2,760,000	2,108,256
Series 2006-T22 Class B, 5.6785% 4/12/38 (g)(h)		2,520,000	1,934,926
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3063% 4/15/22 (g)(h)		638,798	536,690
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,613,336
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0129% 11/15/19 (g)(h)(i)		4,511,085	226
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5163% 5/15/23 (g)(h)		5,800,000	5,544,293
Class D, 0.7263% 5/15/23 (g)(h)		1,250,000	1,145,416
Class F, 0.8563% 5/15/23 (g)(h)		1,825,000	1,633,347
Series 2006-HC1A Class A1, 0.4463% 5/15/23 (g)(h)		2,410,630	2,336,607
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	550,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,006,952
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4588% 6/10/31 (g)(h)		2,500,000	2,715,145
Series 2000-CKP1 Class B3, 8.3032% 11/10/33 (h)		2,970,000	2,964,474
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,041,268
Class K, 6% 12/12/33 (g)		2,000,000	1,990,932
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,545,000	7,122,480
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	843,229
Series 2002-1A Class H, 7.395% 12/10/35 (g)(h)		991,000	977,062
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,045,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,660,482	2,811,908
Class G, 6.75% 4/15/29 (h)		1,250,000	1,258,237
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		$ 1,510,589	$ 1,517,361
Class J, 6.974% 8/15/36 (g)		1,500,000	1,480,870
Series 2000-C1:
Class H, 7% 3/15/33 (g)		261,936	265,372
Class K, 7% 3/15/33		1,100,000	808,465
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,112,640
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,051,882
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	884,468
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5569% 3/1/20 (g)(h)		1,400,000	1,148,000
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		3,250,000	3,491,711
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (g)		4,000,000	3,892,462
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (g)(h)		3,750,000	3,616,750
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,860,506
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3932% 10/15/32 (g)(h)(i)		7,235,448	5,499
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4363% 2/15/19 (g)(h)		2,398,780	2,350,982
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,176,153	2,285,072
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,298,632
Class H, 6% 7/15/31 (g)		2,638,000	79,140
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,004,096
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,961,322
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	5,660,290
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,965,487
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	8,774,701
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 6.0999% 6/15/38 (h)		$ 6,005,000	$ 5,571,041
Class AM, 6.0999% 6/15/38 (h)		6,700,000	6,958,400
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	377,624
Class G, 4.384% 7/12/37	CAD	355,000	182,025
Class H, 4.384% 7/12/37	CAD	236,000	116,690
Class J, 4.384% 7/12/37	CAD	355,000	169,329
Class K, 4.384% 7/12/37	CAD	355,000	163,392
Class L, 4.384% 7/12/37	CAD	236,000	104,842
Class M, 4.384% 7/12/37	CAD	995,000	304,768
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,850,976	285
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8379% 5/12/39 (h)		1,200,000	1,185,764
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37		750,000	0
Class E, 7.983% 1/15/37		1,453,000	0
Class IO, 8.139% 1/15/37 (h)(i)		5,421,778	515,069
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,960,939	1,960,939
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,084,032
Series 1997-RR Class F, 7.4407% 4/30/39 (g)(h)		2,933,602	2,816,258
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,669,754
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (h)		850,000	552,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,194,075
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,486,185	1,506,104
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		1,549,598	1,460,980
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,128,112	3,128,112
RBSCF Trust Series 2010-MB1 Class D, 4.8209% 4/15/24 (g)(h)		5,820,000	5,653,548
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		3,354,325	3,535,123
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,253,680
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0432% 8/15/39 (h)		2,080,000	2,107,377
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		7,130,000	7,094,350
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8313% 7/15/24 (g)(h)		$ 1,200,000	$ 331,648
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,587,053
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0563% 6/15/20 (g)(h)		1,800,000	1,547,414
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,875,362
Series 2004-C11:
Class D, 5.4915% 1/15/41 (h)		5,177,000	4,670,738
Class E, 5.5415% 1/15/41 (h)		3,785,000	3,111,011
Series 2004-C12 Class D, 5.4835% 7/15/41 (h)		2,750,000	2,493,431
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,129,736
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $202,586,645)			206,718,409
Floating Rate Loans - 2.4%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,977,500
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (h)		28,104	27,050
TOTAL CONSUMER DISCRETIONARY			9,004,550
FINANCIALS - 1.2%
Real Estate Investment Trusts - 0.2%
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (h)		1,995,000	1,985,025
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc.:
Tranche B1, term loan 6.25% 12/20/15 (h)		2,239,931	2,237,131
Tranche B1-A, term loan 6.25% 12/20/15 (h)		2,292,931	2,292,931
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (h)		598,973	548,060
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17		$ 2,500,000	$ 2,700,000
Tranche B, term loan 3.2569% 10/10/13 (h)		4,394,222	4,020,713
			11,798,835
TOTAL FINANCIALS			13,783,860
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,767,334	3,649,605
Universal Health Services, Inc. term loan 5.5% 7/28/16 (h)		2,000,000	2,015,000
			5,664,605
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (h)		566,720	572,387
TOTAL FLOATING RATE LOANS (Cost $28,643,379)			29,025,402
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (g)	1,000,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	85,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	280,600
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (g)	1,650,000	0
		365,608
TOTAL PREFERRED SECURITIES (Cost $5,782,714)		365,608
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	74,239,534	$ 74,239,534
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	2,500,700	2,500,700
TOTAL MONEY MARKET FUNDS (Cost $76,740,234)		76,740,234
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $5,330,000)	$ 5,330,097	5,330,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,145,098,654)		1,201,791,384
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,050,902)
NET ASSETS - 100%		$ 1,193,740,482
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,527,764 or 22.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $273,512 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 170,255
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 205,175
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7563% 6/25/35	6/3/05	$ 1,110,697
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,330,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 2,480,000
Banc of America Securities LLC	929,425
Barclays Capital, Inc.	1,920,575
$ 5,330,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,700
Fidelity Securities Lending Cash Central Fund	3,618
Total	$ 59,318
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,417,530	$ 4,721,530	$ -	$ 3,696,000
Financials	403,111,319	376,247,531	22,804,619	4,059,169
Health Care	19,454,310	19,454,310	-	-
Corporate Bonds	362,255,635	-	360,775,635	1,480,000
Asset-Backed Securities	58,561,749	-	48,404,328	10,157,421
Collateralized Mortgage Obligations	31,811,188	-	30,879,006	932,182
Commercial Mortgage Securities	206,718,409	-	199,508,869	7,209,540
Floating Rate Loans	29,025,402	-	20,047,902	8,977,500
Preferred Securities	365,608	-	-	365,608
Money Market Funds	76,740,234	76,740,234	-	-
Cash Equivalents	5,330,000	-	5,330,000	-
Total Investments in Securities:	$ 1,201,791,384	$ 477,163,605	$ 687,750,359	$ 36,877,420
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	136,925
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,059,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 136,925
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	110,000
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,480,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 110,000
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	316,022
Total Unrealized Gain (Loss)	(517,799)
Asset-Backed Securities - continued
Cost of Purchases	$ 397,129
Proceeds of Sales	(1,012,332)
Amortization/Accretion	(141,893)
Transfers in to Level 3	2,448,754
Transfers out of Level 3	(8,219,416)
Ending Balance	$ 10,157,421
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (517,799)
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	60,960
Cost of Purchases	-
Proceeds of Sales	(97,903)
Amortization/Accretion	(40,769)
Transfers in to Level 3	15,339
Transfers out of Level 3	-
Ending Balance	$ 932,182
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 60,960
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	602,421
Cost of Purchases	-
Proceeds of Sales	(315,424)
Amortization/Accretion	(263,935)
Transfers in to Level 3	1,988,307
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 7,209,540
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 602,421
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	49,052
Cost of Purchases	8,928,750
Proceeds of Sales	-
Amortization/Accretion	(302)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,977,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 49,052
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,203)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,203
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 365,608
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (1,203)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,146,652,617. Net unrealized appreciation aggregated $55,138,767, of which $123,318,779 related to appreciated investment securities and $68,180,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Small Cap
Opportunities Fund
Series Small Cap Opportunities
Class F

October 31, 2010

1.858552.103

SMO-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.5%
BorgWarner, Inc. (a)	119,800	$ 6,721,978
Tenneco, Inc. (a)	534,100	17,422,342
		24,144,320
Diversified Consumer Services - 0.2%
Bridgepoint Education, Inc. (a)(d)	265,176	3,776,106
Hotels, Restaurants & Leisure - 2.0%
Red Robin Gourmet Burgers, Inc. (a)	210,660	4,276,398
Vail Resorts, Inc. (a)(d)	240,100	9,738,456
WMS Industries, Inc. (a)	179,900	7,849,037
Wyndham Worldwide Corp.	364,400	10,476,500
		32,340,391
Household Durables - 2.3%
iRobot Corp. (a)(d)	305,983	6,388,925
Meritage Homes Corp. (a)	464,600	8,506,826
Mohawk Industries, Inc. (a)	168,200	9,644,588
Tempur-Pedic International, Inc. (a)	391,354	13,501,713
		38,042,052
Media - 0.6%
Lamar Advertising Co. Class A (a)	292,900	9,955,671
Multiline Retail - 0.8%
Dollarama, Inc.	260,666	6,869,989
Retail Ventures, Inc. (a)	395,927	5,380,648
		12,250,637
Specialty Retail - 4.5%
Cabela's, Inc. Class A (a)(d)	607,538	11,263,755
Fourlis Holdings SA	595,100	5,688,717
Gymboree Corp. (a)	194,200	12,634,652
RadioShack Corp.	460,100	9,261,813
Shoe Carnival, Inc. (a)	541,314	12,396,091
Signet Jewelers Ltd. (a)	280,800	9,878,544
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	310,781	9,537,869
West Marine, Inc. (a)(d)	315,000	3,090,150
		73,751,591
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	106,533	6,189,567
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	521,600	$ 13,770,240
Phillips-Van Heusen Corp.	193,400	11,863,156
		31,822,963
TOTAL CONSUMER DISCRETIONARY		226,083,731
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Hansen Natural Corp. (a)	142,900	7,317,909
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	178,200	7,436,286
United Natural Foods, Inc. (a)	165,874	5,931,654
		13,367,940
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	437,830	5,810,004
Green Mountain Coffee Roasters, Inc. (a)(d)	272,600	8,993,074
J&J Snack Foods Corp.	39,192	1,680,161
Lance, Inc.	100,677	2,289,395
		18,772,634
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	477,145	9,757,615
Nutraceutical International Corp. (a)	185,888	3,020,680
		12,778,295
TOTAL CONSUMER STAPLES		52,236,778
ENERGY - 5.1%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	303,671	7,115,012
Newpark Resources, Inc. (a)	1,006,728	5,919,561
Superior Energy Services, Inc. (a)	289,400	7,993,228
Willbros Group, Inc. (a)	506,800	4,490,248
		25,518,049
Oil, Gas & Consumable Fuels - 3.6%
Atlas Pipeline Partners, LP	577,773	11,434,128
Berry Petroleum Co. Class A	293,800	10,050,898
Cloud Peak Energy, Inc. (d)	560,300	9,732,411
EXCO Resources, Inc.	393,948	5,842,249
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	269,732	$ 11,242,430
Whiting Petroleum Corp. (a)	98,035	9,846,635
		58,148,751
TOTAL ENERGY		83,666,800
FINANCIALS - 19.5%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	187,900	16,086,119
optionsXpress Holdings, Inc. (a)	905,002	14,452,882
Waddell & Reed Financial, Inc. Class A	535,800	15,575,706
		46,114,707
Commercial Banks - 5.7%
Associated Banc-Corp.	1,081,528	13,702,960
CapitalSource, Inc.	2,886,700	17,637,737
City National Corp.	259,500	13,382,415
National Penn Bancshares, Inc.	2,477,800	16,080,922
PacWest Bancorp	667,900	11,641,497
TCF Financial Corp.	1,125,631	14,813,304
Western Liberty Bancorp (a)(e)	1,000,000	5,552,000
		92,810,835
Insurance - 3.7%
Alterra Capital Holdings Ltd.	592,711	11,972,762
Amerisafe, Inc. (a)	751,900	14,353,771
Endurance Specialty Holdings Ltd.	365,000	15,111,000
Platinum Underwriters Holdings Ltd.	427,299	18,395,221
		59,832,754
Real Estate Investment Trusts - 3.9%
Alexandria Real Estate Equities, Inc.	215,700	15,849,636
Franklin Street Properties Corp.	1,173,800	15,670,230
Highwoods Properties, Inc. (SBI)	278,700	9,233,331
Home Properties, Inc.	207,200	11,282,040
National Retail Properties, Inc.	428,400	11,609,640
		63,644,877
Real Estate Management & Development - 2.0%
Forestar Group, Inc. (a)	1,039,200	17,770,320
Jones Lang LaSalle, Inc.	178,300	13,918,098
		31,688,418
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	836,200	$ 10,385,604
Washington Federal, Inc.	871,700	13,101,651
		23,487,255
TOTAL FINANCIALS		317,578,846
HEALTH CARE - 11.8%
Biotechnology - 3.3%
Allos Therapeutics, Inc. (a)(d)	992,096	3,948,542
Amarin Corp. PLC ADR (a)(d)	665,647	2,036,880
Anadys Pharmaceuticals, Inc. (a)	1,141,701	1,655,466
ARIAD Pharmaceuticals, Inc. (a)	1,219,782	4,488,798
ArQule, Inc. (a)	464,742	2,565,376
BioMarin Pharmaceutical, Inc. (a)	150,900	3,947,544
Dynavax Technologies Corp. (a)	1,657,259	3,016,211
Incyte Corp. (a)	281,080	4,682,793
Inhibitex, Inc. (a)(d)	660,663	1,314,719
Keryx Biopharmaceuticals, Inc. (a)(d)	704,043	3,632,862
Lexicon Pharmaceuticals, Inc. (a)	1,927,251	3,411,234
Metabolix, Inc. (a)(d)	154,120	2,151,515
Pharmasset, Inc. (a)	69,226	2,595,975
SIGA Technologies, Inc. (a)	204,113	2,704,497
Targacept, Inc. (a)	154,378	3,822,399
Telik, Inc. (a)	1,084,657	888,334
Theravance, Inc. (a)	182,566	3,720,695
ZIOPHARM Oncology, Inc. (a)	751,550	3,239,181
		53,823,021
Health Care Equipment & Supplies - 2.4%
AGA Medical Holdings, Inc.	52,900	1,097,675
American Medical Systems Holdings, Inc. (a)	637,417	12,875,823
Hill-Rom Holdings, Inc.	172,000	6,665,000
Masimo Corp.	418,857	12,636,916
Medical Action Industries, Inc. (a)	67,826	672,834
NxStage Medical, Inc. (a)	271,724	5,477,956
		39,426,204
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	175,378	7,172,960
Alliance Healthcare Services, Inc. (a)	1,455,916	5,736,309
Centene Corp. (a)	407,775	9,101,538
Corvel Corp. (a)	6,000	268,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	279,302	$ 5,228,533
HMS Holdings Corp. (a)	195,286	11,738,641
Humana, Inc. (a)	169,300	9,868,497
MWI Veterinary Supply, Inc. (a)	174,600	9,987,120
		59,102,398
Life Sciences Tools & Services - 1.1%
eResearchTechnology, Inc. (a)	1,144,939	8,724,435
Illumina, Inc. (a)	177,600	9,645,456
		18,369,891
Pharmaceuticals - 1.3%
Ardea Biosciences, Inc. (a)	194,301	4,142,497
Cardiome Pharma Corp. (a)	354,843	1,805,702
Par Pharmaceutical Companies, Inc. (a)	76,722	2,494,232
Perrigo Co.	60,682	3,997,730
Piramal Healthcare Ltd.	79,364	854,517
Questcor Pharmaceuticals, Inc. (a)	666,605	8,179,243
		21,473,921
TOTAL HEALTH CARE		192,195,435
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	197,600	8,214,232
Triumph Group, Inc.	103,180	8,624,816
		16,839,048
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	524,400	10,078,968
Building Products - 1.9%
A.O. Smith Corp.	207,174	11,607,959
AAON, Inc. (d)	327,200	8,032,760
Armstrong World Industries, Inc. (a)	254,674	10,632,640
		30,273,359
Commercial Services & Supplies - 1.1%
Sykes Enterprises, Inc. (a)	349,200	5,800,212
United Stationers, Inc. (a)	199,400	11,206,280
		17,006,492
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV unit (a)	247,100	6,229,391
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	348,328	$ 8,157,842
Granite Construction, Inc.	323,800	7,829,484
		22,216,717
Electrical Equipment - 1.2%
General Cable Corp. (a)	378,385	10,572,077
Regal-Beloit Corp.	161,500	9,320,165
		19,892,242
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	224,600	7,876,722
Machinery - 3.2%
Accuride Corp. (a)	3,748,860	4,648,586
Actuant Corp. Class A	465,831	10,467,223
CLARCOR, Inc.	271,586	10,771,101
Gardner Denver, Inc.	63,147	3,651,160
John Bean Technologies Corp.	495,700	8,476,470
Manitowoc Co., Inc.	682,400	7,601,936
Wabtec Corp.	147,154	6,892,693
		52,509,169
Professional Services - 0.5%
Advisory Board Co. (a)	182,684	8,551,438
Road & Rail - 0.5%
Kansas City Southern (a)	179,600	7,870,072
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	511,800	10,282,062
WESCO International, Inc. (a)	230,800	9,882,856
		20,164,918
TOTAL INDUSTRIALS		213,279,145
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.6%
Blue Coat Systems, Inc. (a)	341,175	9,201,490
DG FastChannel, Inc. (a)	336,615	7,927,283
DragonWave, Inc. (a)(d)	745,700	6,097,792
Emulex Corp. (a)	1,116,300	12,725,820
Ixia (a)	709,608	11,105,366
NETGEAR, Inc. (a)	359,100	11,063,871
		58,121,622
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.7%
NCR Corp. (a)	520,500	$ 7,141,260
Quantum Corp. (a)	2,046,500	6,917,170
SanDisk Corp. (a)	194,198	7,297,961
Super Micro Computer, Inc. (a)	956,944	10,641,217
Synaptics, Inc. (a)(d)	454,677	12,244,452
		44,242,060
Electronic Equipment & Components - 3.1%
Anixter International, Inc.	208,200	11,178,258
Avnet, Inc. (a)	443,470	13,206,537
Electro Scientific Industries, Inc. (a)	183,698	2,134,571
Jabil Circuit, Inc.	506,100	7,763,574
Plexus Corp. (a)	292,922	8,890,183
Vishay Intertechnology, Inc. (a)	719,037	8,125,118
		51,298,241
Internet Software & Services - 3.6%
Art Technology Group, Inc. (a)	3,034,161	12,713,135
Constant Contact, Inc. (a)	214,977	4,944,471
Rackspace Hosting, Inc. (a)(d)	515,799	12,874,343
Terremark Worldwide, Inc. (a)(d)	1,440,244	14,388,038
VeriSign, Inc. (a)	374,109	13,000,288
		57,920,275
IT Services - 1.7%
Alliance Data Systems Corp. (a)(d)	196,700	11,943,624
Sapient Corp.	504,303	6,636,627
Wright Express Corp. (a)	249,800	9,419,958
		28,000,209
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc. (a)(d)	676,305	4,876,159
MEMC Electronic Materials, Inc. (a)	503,118	6,449,973
Micron Technology, Inc. (a)	837,176	6,923,446
Power Integrations, Inc.	140,483	4,798,899
Standard Microsystems Corp. (a)	290,807	7,020,081
TriQuint Semiconductor, Inc. (a)	796,596	8,204,939
Varian Semiconductor Equipment Associates, Inc. (a)	216,200	7,063,254
		45,336,751
Software - 3.3%
Blackboard, Inc. (a)(d)	233,460	9,744,620
JDA Software Group, Inc. (a)	294,607	7,453,557
Kenexa Corp. (a)	319,345	5,840,820
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mentor Graphics Corp. (a)	778,398	$ 8,406,698
Nuance Communications, Inc. (a)	703,200	11,047,272
Parametric Technology Corp. (a)	450,630	9,675,026
Synchronoss Technologies, Inc. (a)	44,200	941,902
		53,109,895
TOTAL INFORMATION TECHNOLOGY		338,029,053
MATERIALS - 5.2%
Chemicals - 2.3%
Cabot Corp.	338,600	11,519,172
Rockwood Holdings, Inc. (a)	408,000	13,839,360
Solutia, Inc. (a)	632,610	11,456,567
		36,815,099
Construction Materials - 0.3%
Texas Industries, Inc. (d)	155,500	5,313,435
Metals & Mining - 2.6%
Carpenter Technology Corp.	329,900	11,764,234
Coeur d'Alene Mines Corp. (a)	371,400	7,654,554
Compass Minerals International, Inc.	152,700	12,043,449
HudBay Minerals, Inc.	652,100	10,293,960
		41,756,197
TOTAL MATERIALS		83,884,731
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc. (a)	73,314	4,170,833
Cbeyond, Inc. (a)	214,759	2,909,984
Global Crossing Ltd. (a)	213,492	2,903,491
PAETEC Holding Corp. (a)	747,221	3,153,273
		13,137,581
Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc. (a)	156,524	4,772,417
TOTAL TELECOMMUNICATION SERVICES		17,909,998
UTILITIES - 3.2%
Electric Utilities - 1.8%
Cleco Corp.	264,000	8,255,280
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Great Plains Energy, Inc.	361,700	$ 6,883,151
Otter Tail Corp.	114,928	2,358,323
Portland General Electric Co.	232,400	4,857,160
Westar Energy, Inc.	270,100	6,833,530
		29,187,444
Gas Utilities - 1.0%
Northwest Natural Gas Co.	137,200	6,762,588
Southwest Gas Corp.	265,000	9,211,400
		15,973,988
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	254,600	7,579,442
TOTAL UTILITIES		52,740,874
TOTAL COMMON STOCKS (Cost $1,320,365,868)		1,577,605,391
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 11/4/10 to 12/2/10 (f) (Cost $2,449,741)	$ 2,450,000	2,449,778
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	56,436,190	56,436,190
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	62,961,738	62,961,738
TOTAL MONEY MARKET FUNDS (Cost $119,397,928)		119,397,928
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $71,000)	$ 71,001	$ 71,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,442,284,537)		1,699,524,097
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(71,400,706)
NET ASSETS - 100%		$ 1,628,123,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 NYFE Russell Mini Index Contracts	Dec. 2010	$ 8,426,400	$ (67,736)

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $649,940.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$71,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 11,831
Barclays Capital, Inc.	17,737
Credit Agricole Securities (USA), Inc.	3,058
Credit Suisse Securities (USA) LLC	3,268
Deutsche Bank Securities, Inc.	5,485
HSBC Securities (USA), Inc.	5,485
J.P. Morgan Securities, Inc.	14,628
Mizuho Securities USA, Inc.	3,657
Societe Generale, New York Branch	3,657
UBS Securities LLC	1,828
Wells Fargo Securities LLC	366
$ 71,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,772
Fidelity Securities Lending Cash Central Fund	206,902
Total	$ 226,674
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 6,240,000	$ -	$ -	$ -	$ 5,552,000
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,083,731	$ 226,083,731	$ -	$ -
Consumer Staples	52,236,778	52,236,778	-	-
Energy	83,666,800	83,666,800	-	-
Financials	317,578,846	312,026,846	5,552,000	-
Health Care	192,195,435	192,195,435	-	-
Industrials	213,279,145	213,279,145	-	-
Information Technology	338,029,053	338,029,053	-	-
Materials	83,884,731	83,884,731	-	-
Telecommunication Services	17,909,998	17,909,998	-	-
Utilities	52,740,874	52,740,874	-	-
U.S. Government and Government Agency Obligations	2,449,778	-	2,449,778	-
Money Market Funds	119,397,928	119,397,928	-	-
Cash Equivalents	71,000	-	71,000	-
Total Investments in Securities:	$ 1,699,524,097	$ 1,691,451,319	$ 8,072,778	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (67,736)	$ (67,736)	$ -	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,445,918,384. Net unrealized appreciation aggregated $253,605,713, of which $307,335,707 related to appreciated investment securities and $53,729,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

October 31, 2010

1.823237.105

SCP-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.9%
ElringKlinger AG	365,000	$ 12,161,169
Modine Manufacturing Co. (a)	1,329,000	17,968,080
		30,129,249
Distributors - 0.6%
Delticom AG	118,910	9,480,704
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	248,000	9,614,960
Hotels, Restaurants & Leisure - 2.9%
Life Time Fitness, Inc. (a)(d)	363,000	13,115,190
Toridoll Corp. (d)	5,834	7,960,397
WMS Industries, Inc. (a)	239,750	10,460,293
Wyndham Worldwide Corp.	479,000	13,771,250
		45,307,130
Household Durables - 1.9%
Dorel Industries, Inc. Class B (sub. vtg.)	371,550	12,524,649
Hooker Furniture Corp.	532,143	5,624,752
Tempur-Pedic International, Inc. (a)	334,000	11,523,000
		29,672,401
Multiline Retail - 0.7%
Dollarama, Inc.	415,000	10,937,543
Specialty Retail - 4.3%
Casual Male Retail Group, Inc. (a)	700,000	3,087,000
Citi Trends, Inc. (a)(d)	495,000	10,385,100
DSW, Inc. Class A (a)(d)	507,000	16,867,890
hhgregg, Inc. (a)(d)	360,000	8,294,400
Jos. A. Bank Clothiers, Inc. (a)	187,500	8,175,000
Sally Beauty Holdings, Inc. (a)	632,000	7,691,440
Signet Jewelers Ltd. (a)	381,400	13,417,652
		67,918,482
Textiles, Apparel & Luxury Goods - 4.2%
Fossil, Inc. (a)	300,000	17,697,000
G-III Apparel Group Ltd. (a)	460,300	12,151,920
Phillips-Van Heusen Corp.	277,900	17,046,386
Steven Madden Ltd. (a)	215,000	9,094,500
Ted Baker PLC	995,000	9,803,956
		65,793,762
TOTAL CONSUMER DISCRETIONARY		268,854,231
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.2%
Susser Holdings Corp. (a)	698,452	$ 9,547,839
United Natural Foods, Inc. (a)	250,000	8,940,000
		18,487,839
Food Products - 0.9%
Calavo Growers, Inc. (d)	639,046	14,014,279
Personal Products - 1.2%
Inter Parfums, Inc.	872,000	15,251,280
USANA Health Sciences, Inc. (a)	96,247	4,227,168
		19,478,448
TOTAL CONSUMER STAPLES		51,980,566
ENERGY - 3.0%
Energy Equipment & Services - 2.4%
Complete Production Services, Inc. (a)	665,000	15,580,950
Newpark Resources, Inc. (a)	1,741,000	10,237,080
Rowan Companies, Inc. (a)	365,000	12,008,500
		37,826,530
Oil, Gas & Consumable Fuels - 0.6%
EXCO Resources, Inc.	671,400	9,956,862
TOTAL ENERGY		47,783,392
FINANCIALS - 3.1%
Capital Markets - 0.5%
optionsXpress Holdings, Inc. (a)	510,146	8,147,032
Commercial Banks - 1.9%
CapitalSource, Inc.	1,295,000	7,912,450
FirstMerit Corp.	598,000	10,273,640
Huntington Bancshares, Inc.	2,111,100	11,969,937
		30,156,027
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	680,200	10,665,536
TOTAL FINANCIALS		48,968,595
HEALTH CARE - 21.6%
Biotechnology - 1.6%
Incyte Corp. (a)	290,000	4,831,400
PDL BioPharma, Inc.	1,860,000	9,727,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,093,620
ZIOPHARM Oncology, Inc. (a)(d)	952,000	4,103,120
		24,755,940
Health Care Equipment & Supplies - 4.5%
American Medical Systems Holdings, Inc. (a)	855,000	17,271,000
Cooper Companies, Inc.	265,000	13,075,100
Integra LifeSciences Holdings Corp. (a)	367,400	15,805,548
Orthofix International NV (a)	200,000	5,602,000
STRATEC Biomedical Systems AG	265,000	9,972,418
Wright Medical Group, Inc. (a)	720,000	9,604,800
		71,330,866
Health Care Providers & Services - 8.5%
Air Methods Corp. (a)	320,000	13,088,000
Catalyst Health Solutions, Inc. (a)	255,000	9,651,750
Centene Corp. (a)	395,000	8,816,400
Emergency Medical Services Corp. Class A (a)	273,000	14,845,740
Hanger Orthopedic Group, Inc. (a)	866,900	16,228,368
HealthSouth Corp. (a)	570,000	10,311,300
LHC Group, Inc. (a)	392,400	10,555,560
MWI Veterinary Supply, Inc. (a)	250,000	14,300,000
RehabCare Group, Inc. (a)	493,000	10,959,390
Synergy Health PLC	1,145,411	14,433,221
Team Health Holdings, Inc.	784,000	10,466,400
		133,656,129
Health Care Technology - 1.2%
Computer Programs & Systems, Inc.	205,800	9,398,886
MedAssets, Inc. (a)(d)	471,600	8,743,464
		18,142,350
Life Sciences Tools & Services - 3.5%
Bruker BioSciences Corp. (a)	865,000	12,966,350
ICON PLC sponsored ADR (a)	660,000	12,771,000
PerkinElmer, Inc.	775,000	18,173,750
QIAGEN NV (a)(d)	616,000	11,586,960
		55,498,060
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)(d)	209,263	4,461,487
Auxilium Pharmaceuticals, Inc. (a)(d)	148,935	3,686,141
Cadence Pharmaceuticals, Inc. (a)(d)	662,693	5,884,714
Cardiome Pharma Corp. (a)	925,000	4,707,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hikma Pharmaceuticals PLC	845,000	$ 10,641,000
Questcor Pharmaceuticals, Inc. (a)	580,000	7,116,600
		36,497,021
TOTAL HEALTH CARE		339,880,366
INDUSTRIALS - 19.1%
Aerospace & Defense - 3.9%
DigitalGlobe, Inc. (a)	293,000	9,566,450
Esterline Technologies Corp. (a)	316,000	19,099,040
Teledyne Technologies, Inc. (a)	397,000	16,503,290
Triumph Group, Inc.	199,000	16,634,410
		61,803,190
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	406,000	16,950,500
Commercial Services & Supplies - 3.8%
Prosegur Compania de Seguridad SA (Reg.)	283,000	16,956,182
Schawk, Inc. Class A	590,589	11,469,238
The Geo Group, Inc. (a)	653,000	16,749,450
Waste Connections, Inc.	371,000	15,114,540
		60,289,410
Construction & Engineering - 2.3%
Foster Wheeler AG (a)	440,000	10,304,800
KBR, Inc.	655,100	16,639,540
Orion Marine Group, Inc. (a)	770,000	9,632,700
		36,577,040
Electrical Equipment - 3.4%
Acuity Brands, Inc.	272,100	13,624,047
Regal-Beloit Corp.	324,000	18,698,040
Zumtobel AG	993,000	20,318,043
		52,640,130
Machinery - 2.4%
Blount International, Inc. (a)	915,000	13,725,000
Commercial Vehicle Group, Inc. (a)	1,064,273	14,293,186
OSG Corp.	920,000	9,615,011
		37,633,197
Road & Rail - 0.5%
Contrans Group, Inc. Class A	946,400	8,119,423
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.7%
Interline Brands, Inc. (a)	590,000	$ 11,853,100
Rush Enterprises, Inc. Class A (a)	948,254	15,067,756
		26,920,856
TOTAL INDUSTRIALS		300,933,746
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 4.0%
Adtran, Inc.	385,200	12,430,404
DG FastChannel, Inc. (a)	527,329	12,418,598
NETGEAR, Inc. (a)	681,392	20,993,688
Polycom, Inc. (a)	505,000	17,058,900
		62,901,590
Computers & Peripherals - 2.9%
Super Micro Computer, Inc. (a)	1,118,400	12,436,608
Synaptics, Inc. (a)(d)	626,000	16,858,180
Wincor Nixdorf AG	212,400	15,533,792
		44,828,580
Electronic Equipment & Components - 4.8%
Avnet, Inc. (a)	618,000	18,404,040
Electro Scientific Industries, Inc. (a)	325,844	3,786,307
Insight Enterprises, Inc. (a)	895,000	13,532,400
Jabil Circuit, Inc.	1,030,000	15,800,200
OSI Systems, Inc. (a)	285,000	10,260,000
SYNNEX Corp. (a)	472,800	13,730,112
		75,513,059
Internet Software & Services - 4.7%
Art Technology Group, Inc. (a)	1,385,652	5,805,882
Digital River, Inc. (a)	270,000	10,060,200
j2 Global Communications, Inc. (a)	487,500	12,845,625
Perficient, Inc. (a)(e)	1,658,502	17,513,781
Rackspace Hosting, Inc. (a)(d)	548,000	13,678,080
Sohu.com, Inc. (a)(d)	185,000	13,782,500
		73,686,068
IT Services - 2.6%
Heartland Payment Systems, Inc.	599,600	8,562,288
Online Resources Corp. (a)(e)	1,897,060	9,826,771
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	574,657	$ 5,987,926
Wright Express Corp. (a)	420,000	15,838,200
		40,215,185
Semiconductors & Semiconductor Equipment - 2.5%
Hittite Microwave Corp. (a)	203,821	10,531,431
Microsemi Corp. (a)	887,000	17,740,000
Standard Microsystems Corp. (a)	468,000	11,297,520
		39,568,951
Software - 4.6%
Blackbaud, Inc.	366,059	9,294,238
Informatica Corp. (a)	256,000	10,416,640
Radiant Systems, Inc. (a)	620,000	12,096,200
Solera Holdings, Inc.	342,000	16,433,100
Taleo Corp. Class A (a)	481,039	13,801,009
TeleCommunication Systems, Inc. Class A (a)	2,000,000	10,820,000
		72,861,187
TOTAL INFORMATION TECHNOLOGY		409,574,620
MATERIALS - 1.5%
Chemicals - 0.7%
Solutia, Inc. (a)	647,000	11,717,170
Metals & Mining - 0.8%
Carpenter Technology Corp.	335,000	11,946,100
TOTAL MATERIALS		23,663,270
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (a)	1,172,000	8,004,760
TOTAL COMMON STOCKS (Cost $1,321,864,914)		1,499,643,546
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	72,577,168	$ 72,577,168
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	78,327,671	78,327,671
TOTAL MONEY MARKET FUNDS (Cost $150,904,839)		150,904,839
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,472,769,753)		1,650,548,385
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(77,611,914)
NET ASSETS - 100%		$ 1,572,936,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,499
Fidelity Securities Lending Cash Central Fund	412,033
Total	$ 443,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Online Resources Corp.	$ 7,777,946	$ -	$ -	$ -	$ 9,826,771
Perficient, Inc.	13,394,542	1,019,485	-	-	17,513,781
Total	$ 21,172,488	$ 1,019,485	$ -	$ -	$ 27,340,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,478,641,021. Net unrealized appreciation aggregated $171,907,364, of which $238,978,863 related to appreciated investment securities and $67,071,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund

October 31, 2010

1.824307.105

ASCP-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.9%
ElringKlinger AG	365,000	$ 12,161,169
Modine Manufacturing Co. (a)	1,329,000	17,968,080
		30,129,249
Distributors - 0.6%
Delticom AG	118,910	9,480,704
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	248,000	9,614,960
Hotels, Restaurants & Leisure - 2.9%
Life Time Fitness, Inc. (a)(d)	363,000	13,115,190
Toridoll Corp. (d)	5,834	7,960,397
WMS Industries, Inc. (a)	239,750	10,460,293
Wyndham Worldwide Corp.	479,000	13,771,250
		45,307,130
Household Durables - 1.9%
Dorel Industries, Inc. Class B (sub. vtg.)	371,550	12,524,649
Hooker Furniture Corp.	532,143	5,624,752
Tempur-Pedic International, Inc. (a)	334,000	11,523,000
		29,672,401
Multiline Retail - 0.7%
Dollarama, Inc.	415,000	10,937,543
Specialty Retail - 4.3%
Casual Male Retail Group, Inc. (a)	700,000	3,087,000
Citi Trends, Inc. (a)(d)	495,000	10,385,100
DSW, Inc. Class A (a)(d)	507,000	16,867,890
hhgregg, Inc. (a)(d)	360,000	8,294,400
Jos. A. Bank Clothiers, Inc. (a)	187,500	8,175,000
Sally Beauty Holdings, Inc. (a)	632,000	7,691,440
Signet Jewelers Ltd. (a)	381,400	13,417,652
		67,918,482
Textiles, Apparel & Luxury Goods - 4.2%
Fossil, Inc. (a)	300,000	17,697,000
G-III Apparel Group Ltd. (a)	460,300	12,151,920
Phillips-Van Heusen Corp.	277,900	17,046,386
Steven Madden Ltd. (a)	215,000	9,094,500
Ted Baker PLC	995,000	9,803,956
		65,793,762
TOTAL CONSUMER DISCRETIONARY		268,854,231
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.2%
Susser Holdings Corp. (a)	698,452	$ 9,547,839
United Natural Foods, Inc. (a)	250,000	8,940,000
		18,487,839
Food Products - 0.9%
Calavo Growers, Inc. (d)	639,046	14,014,279
Personal Products - 1.2%
Inter Parfums, Inc.	872,000	15,251,280
USANA Health Sciences, Inc. (a)	96,247	4,227,168
		19,478,448
TOTAL CONSUMER STAPLES		51,980,566
ENERGY - 3.0%
Energy Equipment & Services - 2.4%
Complete Production Services, Inc. (a)	665,000	15,580,950
Newpark Resources, Inc. (a)	1,741,000	10,237,080
Rowan Companies, Inc. (a)	365,000	12,008,500
		37,826,530
Oil, Gas & Consumable Fuels - 0.6%
EXCO Resources, Inc.	671,400	9,956,862
TOTAL ENERGY		47,783,392
FINANCIALS - 3.1%
Capital Markets - 0.5%
optionsXpress Holdings, Inc. (a)	510,146	8,147,032
Commercial Banks - 1.9%
CapitalSource, Inc.	1,295,000	7,912,450
FirstMerit Corp.	598,000	10,273,640
Huntington Bancshares, Inc.	2,111,100	11,969,937
		30,156,027
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	680,200	10,665,536
TOTAL FINANCIALS		48,968,595
HEALTH CARE - 21.6%
Biotechnology - 1.6%
Incyte Corp. (a)	290,000	4,831,400
PDL BioPharma, Inc.	1,860,000	9,727,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 6,093,620
ZIOPHARM Oncology, Inc. (a)(d)	952,000	4,103,120
		24,755,940
Health Care Equipment & Supplies - 4.5%
American Medical Systems Holdings, Inc. (a)	855,000	17,271,000
Cooper Companies, Inc.	265,000	13,075,100
Integra LifeSciences Holdings Corp. (a)	367,400	15,805,548
Orthofix International NV (a)	200,000	5,602,000
STRATEC Biomedical Systems AG	265,000	9,972,418
Wright Medical Group, Inc. (a)	720,000	9,604,800
		71,330,866
Health Care Providers & Services - 8.5%
Air Methods Corp. (a)	320,000	13,088,000
Catalyst Health Solutions, Inc. (a)	255,000	9,651,750
Centene Corp. (a)	395,000	8,816,400
Emergency Medical Services Corp. Class A (a)	273,000	14,845,740
Hanger Orthopedic Group, Inc. (a)	866,900	16,228,368
HealthSouth Corp. (a)	570,000	10,311,300
LHC Group, Inc. (a)	392,400	10,555,560
MWI Veterinary Supply, Inc. (a)	250,000	14,300,000
RehabCare Group, Inc. (a)	493,000	10,959,390
Synergy Health PLC	1,145,411	14,433,221
Team Health Holdings, Inc.	784,000	10,466,400
		133,656,129
Health Care Technology - 1.2%
Computer Programs & Systems, Inc.	205,800	9,398,886
MedAssets, Inc. (a)(d)	471,600	8,743,464
		18,142,350
Life Sciences Tools & Services - 3.5%
Bruker BioSciences Corp. (a)	865,000	12,966,350
ICON PLC sponsored ADR (a)	660,000	12,771,000
PerkinElmer, Inc.	775,000	18,173,750
QIAGEN NV (a)(d)	616,000	11,586,960
		55,498,060
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)(d)	209,263	4,461,487
Auxilium Pharmaceuticals, Inc. (a)(d)	148,935	3,686,141
Cadence Pharmaceuticals, Inc. (a)(d)	662,693	5,884,714
Cardiome Pharma Corp. (a)	925,000	4,707,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hikma Pharmaceuticals PLC	845,000	$ 10,641,000
Questcor Pharmaceuticals, Inc. (a)	580,000	7,116,600
		36,497,021
TOTAL HEALTH CARE		339,880,366
INDUSTRIALS - 19.1%
Aerospace & Defense - 3.9%
DigitalGlobe, Inc. (a)	293,000	9,566,450
Esterline Technologies Corp. (a)	316,000	19,099,040
Teledyne Technologies, Inc. (a)	397,000	16,503,290
Triumph Group, Inc.	199,000	16,634,410
		61,803,190
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	406,000	16,950,500
Commercial Services & Supplies - 3.8%
Prosegur Compania de Seguridad SA (Reg.)	283,000	16,956,182
Schawk, Inc. Class A	590,589	11,469,238
The Geo Group, Inc. (a)	653,000	16,749,450
Waste Connections, Inc.	371,000	15,114,540
		60,289,410
Construction & Engineering - 2.3%
Foster Wheeler AG (a)	440,000	10,304,800
KBR, Inc.	655,100	16,639,540
Orion Marine Group, Inc. (a)	770,000	9,632,700
		36,577,040
Electrical Equipment - 3.4%
Acuity Brands, Inc.	272,100	13,624,047
Regal-Beloit Corp.	324,000	18,698,040
Zumtobel AG	993,000	20,318,043
		52,640,130
Machinery - 2.4%
Blount International, Inc. (a)	915,000	13,725,000
Commercial Vehicle Group, Inc. (a)	1,064,273	14,293,186
OSG Corp.	920,000	9,615,011
		37,633,197
Road & Rail - 0.5%
Contrans Group, Inc. Class A	946,400	8,119,423
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.7%
Interline Brands, Inc. (a)	590,000	$ 11,853,100
Rush Enterprises, Inc. Class A (a)	948,254	15,067,756
		26,920,856
TOTAL INDUSTRIALS		300,933,746
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 4.0%
Adtran, Inc.	385,200	12,430,404
DG FastChannel, Inc. (a)	527,329	12,418,598
NETGEAR, Inc. (a)	681,392	20,993,688
Polycom, Inc. (a)	505,000	17,058,900
		62,901,590
Computers & Peripherals - 2.9%
Super Micro Computer, Inc. (a)	1,118,400	12,436,608
Synaptics, Inc. (a)(d)	626,000	16,858,180
Wincor Nixdorf AG	212,400	15,533,792
		44,828,580
Electronic Equipment & Components - 4.8%
Avnet, Inc. (a)	618,000	18,404,040
Electro Scientific Industries, Inc. (a)	325,844	3,786,307
Insight Enterprises, Inc. (a)	895,000	13,532,400
Jabil Circuit, Inc.	1,030,000	15,800,200
OSI Systems, Inc. (a)	285,000	10,260,000
SYNNEX Corp. (a)	472,800	13,730,112
		75,513,059
Internet Software & Services - 4.7%
Art Technology Group, Inc. (a)	1,385,652	5,805,882
Digital River, Inc. (a)	270,000	10,060,200
j2 Global Communications, Inc. (a)	487,500	12,845,625
Perficient, Inc. (a)(e)	1,658,502	17,513,781
Rackspace Hosting, Inc. (a)(d)	548,000	13,678,080
Sohu.com, Inc. (a)(d)	185,000	13,782,500
		73,686,068
IT Services - 2.6%
Heartland Payment Systems, Inc.	599,600	8,562,288
Online Resources Corp. (a)(e)	1,897,060	9,826,771
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WNS Holdings Ltd. sponsored ADR (a)	574,657	$ 5,987,926
Wright Express Corp. (a)	420,000	15,838,200
		40,215,185
Semiconductors & Semiconductor Equipment - 2.5%
Hittite Microwave Corp. (a)	203,821	10,531,431
Microsemi Corp. (a)	887,000	17,740,000
Standard Microsystems Corp. (a)	468,000	11,297,520
		39,568,951
Software - 4.6%
Blackbaud, Inc.	366,059	9,294,238
Informatica Corp. (a)	256,000	10,416,640
Radiant Systems, Inc. (a)	620,000	12,096,200
Solera Holdings, Inc.	342,000	16,433,100
Taleo Corp. Class A (a)	481,039	13,801,009
TeleCommunication Systems, Inc. Class A (a)	2,000,000	10,820,000
		72,861,187
TOTAL INFORMATION TECHNOLOGY		409,574,620
MATERIALS - 1.5%
Chemicals - 0.7%
Solutia, Inc. (a)	647,000	11,717,170
Metals & Mining - 0.8%
Carpenter Technology Corp.	335,000	11,946,100
TOTAL MATERIALS		23,663,270
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (a)	1,172,000	8,004,760
TOTAL COMMON STOCKS (Cost $1,321,864,914)		1,499,643,546
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	72,577,168	$ 72,577,168
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	78,327,671	78,327,671
TOTAL MONEY MARKET FUNDS (Cost $150,904,839)		150,904,839
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,472,769,753)		1,650,548,385
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(77,611,914)
NET ASSETS - 100%		$ 1,572,936,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,499
Fidelity Securities Lending Cash Central Fund	412,033
Total	$ 443,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Online Resources Corp.	$ 7,777,946	$ -	$ -	$ -	$ 9,826,771
Perficient, Inc.	13,394,542	1,019,485	-	-	17,513,781
Total	$ 21,172,488	$ 1,019,485	$ -	$ -	$ 27,340,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,478,641,021. Net unrealized appreciation aggregated $171,907,364, of which $238,978,863 related to appreciated investment securities and $67,071,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund
Small Cap Value
Class F

October 31, 2010

1.823236.105

SCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 3.2%
Matthews International Corp. Class A	640,187	$ 21,138,975
Regis Corp.	2,545,882	52,063,287
		73,202,262
Household Durables - 4.7%
M.D.C. Holdings, Inc. (d)	1,224,300	31,525,725
Meritage Homes Corp. (a)	1,536,160	28,127,090
Ryland Group, Inc.	2,153,837	32,264,478
Tempur-Pedic International, Inc. (a)	400,000	13,800,000
		105,717,293
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	21,127,593
Tsutsumi Jewelry Co. Ltd.	791,400	18,636,796
		39,764,389
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	23,276,523
TOTAL CONSUMER DISCRETIONARY		241,960,467
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	1,390,000	58,004,700
Ingles Markets, Inc. Class A	838,531	15,395,429
		73,400,129
Food Products - 0.9%
Chiquita Brands International, Inc. (a)	1,600,000	21,232,000
TOTAL CONSUMER STAPLES		94,632,129
ENERGY - 6.3%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,741,700	75,725,754
Oil, Gas & Consumable Fuels - 3.0%
Berry Petroleum Co. Class A	1,950,000	66,709,500
TOTAL ENERGY		142,435,254
FINANCIALS - 35.6%
Capital Markets - 3.1%
optionsXpress Holdings, Inc. (a)	2,080,000	33,217,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 11,321,978
Waddell & Reed Financial, Inc. Class A	840,000	24,418,800
		68,958,378
Commercial Banks - 10.9%
Associated Banc-Corp.	3,832,650	48,559,676
CapitalSource, Inc.	6,515,270	39,808,300
City National Corp.	784,900	40,477,293
National Penn Bancshares, Inc.	3,066,604	19,902,260
PacWest Bancorp (e)	1,812,600	31,593,618
TCF Financial Corp. (d)	4,085,800	53,769,128
Western Liberty Bancorp (a)(e)	2,400,000	13,324,800
		247,435,075
Insurance - 7.3%
Alterra Capital Holdings Ltd.	2,057,411	41,559,702
Aspen Insurance Holdings Ltd.	1,970,200	55,894,574
Platinum Underwriters Holdings Ltd.	1,546,975	66,597,274
		164,051,550
Real Estate Investment Trusts - 8.8%
Alexandria Real Estate Equities, Inc. (d)	848,300	62,333,084
DCT Industrial Trust, Inc. (e)	11,500,000	57,615,000
Highwoods Properties, Inc. (SBI)	1,470,330	48,712,033
National Retail Properties, Inc. (d)	1,140,000	30,894,000
		199,554,117
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	383,628	29,946,002
Thrifts & Mortgage Finance - 4.2%
Astoria Financial Corp.	4,318,152	53,631,448
Washington Federal, Inc.	2,816,175	42,327,110
		95,958,558
TOTAL FINANCIALS		805,903,680
HEALTH CARE - 7.0%
Health Care Providers & Services - 7.0%
Centene Corp. (a)	1,067,932	23,836,242
Chemed Corp.	510,200	30,071,188
MEDNAX, Inc. (a)	721,500	42,720,015
Providence Service Corp. (a)(e)	1,016,495	16,701,013
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc.	2,365,700	$ 31,582,095
VCA Antech, Inc. (a)	718,000	14,841,060
		159,751,613
INDUSTRIALS - 13.7%
Commercial Services & Supplies - 7.1%
ACCO Brands Corp. (a)(e)	4,020,923	25,050,350
HNI Corp. (d)(e)	2,349,671	57,942,887
Knoll, Inc.	1,412,898	21,433,663
United Stationers, Inc. (a)	990,400	55,660,480
		160,087,380
Machinery - 1.7%
Blount International, Inc. (a)(e)	2,604,723	39,070,845
Trading Companies & Distributors - 4.9%
H&E Equipment Services, Inc. (a)(e)	3,489,408	33,917,046
WESCO International, Inc. (a)	1,795,000	76,861,895
		110,778,941
TOTAL INDUSTRIALS		309,937,166
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.5%
ViaSat, Inc. (a)	809,472	33,325,962
Electronic Equipment & Components - 4.1%
Ingram Micro, Inc. Class A (a)	2,453,100	43,321,746
Macnica, Inc. (d)	677,400	13,022,714
Ryoyo Electro Corp. (e)	1,972,700	18,238,956
SYNNEX Corp. (a)	631,598	18,341,606
		92,925,022
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	1,383,804	26,735,093
j2 Global Communications, Inc. (a)	630,149	16,604,426
		43,339,519
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	652,000	15,986,032
Software - 0.6%
Monotype Imaging Holdings, Inc. (a)	1,458,151	13,896,179
TOTAL INFORMATION TECHNOLOGY		199,472,714
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 0.5%
Spartech Corp. (a)	1,387,857	$ 11,741,270
Metals & Mining - 4.3%
Carpenter Technology Corp.	1,284,380	45,800,991
RTI International Metals, Inc. (a)(e)	1,617,597	50,307,267
		96,108,258
TOTAL MATERIALS		107,849,528
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc. (a)	1,665,000	18,065,250
UTILITIES - 6.6%
Electric Utilities - 2.2%
Westar Energy, Inc.	1,960,000	49,588,000
Gas Utilities - 4.4%
Southwest Gas Corp.	1,130,989	39,313,178
UGI Corp.	2,000,000	60,180,000
		99,493,178
TOTAL UTILITIES		149,081,178
TOTAL COMMON STOCKS (Cost $1,960,766,061)		2,229,088,979
Nonconvertible Preferred Stocks - 1.5%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,942,432
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	19,560,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,825,136)		33,503,325
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	6,241,801	$ 6,241,801
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	67,048,753	67,048,753
TOTAL MONEY MARKET FUNDS (Cost $73,290,554)		73,290,554
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,053,881,751)		2,335,882,858
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(71,511,729)
NET ASSETS - 100%		$ 2,264,371,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,115
Fidelity Securities Lending Cash Central Fund	19,030
Total	$ 23,145
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ -	$ -	$ 25,050,350
Blount International, Inc.	27,740,300	-	-	-	39,070,845
DCT Industrial Trust, Inc.	46,900,000	7,514,530	-	735,000	57,615,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	33,917,046
HNI Corp.	55,547,499	5,138,794	-	462,179	57,942,887
Miraial Co. Ltd.	15,372,473	1,832,697	-	-	15,986,032
PacWest Bancorp	37,552,606	326,600	-	17,942	31,593,618
Providence Service Corp.	14,637,528	-	-	-	16,701,013
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	50,307,267
Ryoyo Electro Corp.	18,932,046	2,120,893	-	-	18,238,956
TradeStation Group, Inc.	13,178,039	-	-	-	11,321,978
Western Liberty Bancorp	14,976,000	-	-	-	13,324,800
Total	$ 345,258,108	$ 18,856,130	$ 2,258,203	$ 1,215,121	$ 371,069,792
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,902,899	$ 255,902,899	$ -	$ -
Consumer Staples	94,632,129	94,632,129	-	-
Energy	142,435,254	142,435,254	-	-
Financials	825,464,573	812,139,773	13,324,800	-
Health Care	159,751,613	159,751,613	-	-
Industrials	309,937,166	309,937,166	-	-
Information Technology	199,472,714	199,472,714	-	-
Materials	107,849,528	107,849,528	-	-
Telecommunication Services	18,065,250	18,065,250	-	-
Utilities	149,081,178	149,081,178	-	-
Money Market Funds	73,290,554	73,290,554	-	-
Total Investments in Securities:	$ 2,335,882,858	$ 2,322,558,058	$ 13,324,800	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,058,248,205. Net unrealized appreciation aggregated $277,634,653, of which $425,674,794 related to appreciated investment securities and $148,040,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

October 31, 2010

1.824309.105

ASCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 3.2%
Matthews International Corp. Class A	640,187	$ 21,138,975
Regis Corp.	2,545,882	52,063,287
		73,202,262
Household Durables - 4.7%
M.D.C. Holdings, Inc. (d)	1,224,300	31,525,725
Meritage Homes Corp. (a)	1,536,160	28,127,090
Ryland Group, Inc.	2,153,837	32,264,478
Tempur-Pedic International, Inc. (a)	400,000	13,800,000
		105,717,293
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	21,127,593
Tsutsumi Jewelry Co. Ltd.	791,400	18,636,796
		39,764,389
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	23,276,523
TOTAL CONSUMER DISCRETIONARY		241,960,467
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	1,390,000	58,004,700
Ingles Markets, Inc. Class A	838,531	15,395,429
		73,400,129
Food Products - 0.9%
Chiquita Brands International, Inc. (a)	1,600,000	21,232,000
TOTAL CONSUMER STAPLES		94,632,129
ENERGY - 6.3%
Energy Equipment & Services - 3.3%
Superior Energy Services, Inc. (a)	2,741,700	75,725,754
Oil, Gas & Consumable Fuels - 3.0%
Berry Petroleum Co. Class A	1,950,000	66,709,500
TOTAL ENERGY		142,435,254
FINANCIALS - 35.6%
Capital Markets - 3.1%
optionsXpress Holdings, Inc. (a)	2,080,000	33,217,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)(e)	2,062,291	$ 11,321,978
Waddell & Reed Financial, Inc. Class A	840,000	24,418,800
		68,958,378
Commercial Banks - 10.9%
Associated Banc-Corp.	3,832,650	48,559,676
CapitalSource, Inc.	6,515,270	39,808,300
City National Corp.	784,900	40,477,293
National Penn Bancshares, Inc.	3,066,604	19,902,260
PacWest Bancorp (e)	1,812,600	31,593,618
TCF Financial Corp. (d)	4,085,800	53,769,128
Western Liberty Bancorp (a)(e)	2,400,000	13,324,800
		247,435,075
Insurance - 7.3%
Alterra Capital Holdings Ltd.	2,057,411	41,559,702
Aspen Insurance Holdings Ltd.	1,970,200	55,894,574
Platinum Underwriters Holdings Ltd.	1,546,975	66,597,274
		164,051,550
Real Estate Investment Trusts - 8.8%
Alexandria Real Estate Equities, Inc. (d)	848,300	62,333,084
DCT Industrial Trust, Inc. (e)	11,500,000	57,615,000
Highwoods Properties, Inc. (SBI)	1,470,330	48,712,033
National Retail Properties, Inc. (d)	1,140,000	30,894,000
		199,554,117
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	383,628	29,946,002
Thrifts & Mortgage Finance - 4.2%
Astoria Financial Corp.	4,318,152	53,631,448
Washington Federal, Inc.	2,816,175	42,327,110
		95,958,558
TOTAL FINANCIALS		805,903,680
HEALTH CARE - 7.0%
Health Care Providers & Services - 7.0%
Centene Corp. (a)	1,067,932	23,836,242
Chemed Corp.	510,200	30,071,188
MEDNAX, Inc. (a)	721,500	42,720,015
Providence Service Corp. (a)(e)	1,016,495	16,701,013
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc.	2,365,700	$ 31,582,095
VCA Antech, Inc. (a)	718,000	14,841,060
		159,751,613
INDUSTRIALS - 13.7%
Commercial Services & Supplies - 7.1%
ACCO Brands Corp. (a)(e)	4,020,923	25,050,350
HNI Corp. (d)(e)	2,349,671	57,942,887
Knoll, Inc.	1,412,898	21,433,663
United Stationers, Inc. (a)	990,400	55,660,480
		160,087,380
Machinery - 1.7%
Blount International, Inc. (a)(e)	2,604,723	39,070,845
Trading Companies & Distributors - 4.9%
H&E Equipment Services, Inc. (a)(e)	3,489,408	33,917,046
WESCO International, Inc. (a)	1,795,000	76,861,895
		110,778,941
TOTAL INDUSTRIALS		309,937,166
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.5%
ViaSat, Inc. (a)	809,472	33,325,962
Electronic Equipment & Components - 4.1%
Ingram Micro, Inc. Class A (a)	2,453,100	43,321,746
Macnica, Inc. (d)	677,400	13,022,714
Ryoyo Electro Corp. (e)	1,972,700	18,238,956
SYNNEX Corp. (a)	631,598	18,341,606
		92,925,022
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	1,383,804	26,735,093
j2 Global Communications, Inc. (a)	630,149	16,604,426
		43,339,519
Semiconductors & Semiconductor Equipment - 0.7%
Miraial Co. Ltd. (e)	652,000	15,986,032
Software - 0.6%
Monotype Imaging Holdings, Inc. (a)	1,458,151	13,896,179
TOTAL INFORMATION TECHNOLOGY		199,472,714
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 0.5%
Spartech Corp. (a)	1,387,857	$ 11,741,270
Metals & Mining - 4.3%
Carpenter Technology Corp.	1,284,380	45,800,991
RTI International Metals, Inc. (a)(e)	1,617,597	50,307,267
		96,108,258
TOTAL MATERIALS		107,849,528
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc. (a)	1,665,000	18,065,250
UTILITIES - 6.6%
Electric Utilities - 2.2%
Westar Energy, Inc.	1,960,000	49,588,000
Gas Utilities - 4.4%
Southwest Gas Corp.	1,130,989	39,313,178
UGI Corp.	2,000,000	60,180,000
		99,493,178
TOTAL UTILITIES		149,081,178
TOTAL COMMON STOCKS (Cost $1,960,766,061)		2,229,088,979
Nonconvertible Preferred Stocks - 1.5%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,942,432
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	19,560,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,825,136)		33,503,325
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	6,241,801	$ 6,241,801
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	67,048,753	67,048,753
TOTAL MONEY MARKET FUNDS (Cost $73,290,554)		73,290,554
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,053,881,751)		2,335,882,858
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(71,511,729)
NET ASSETS - 100%		$ 2,264,371,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,115
Fidelity Securities Lending Cash Central Fund	19,030
Total	$ 23,145
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ -	$ -	$ 25,050,350
Blount International, Inc.	27,740,300	-	-	-	39,070,845
DCT Industrial Trust, Inc.	46,900,000	7,514,530	-	735,000	57,615,000
H&E Equipment Services, Inc.	30,357,850	-	-	-	33,917,046
HNI Corp.	55,547,499	5,138,794	-	462,179	57,942,887
Miraial Co. Ltd.	15,372,473	1,832,697	-	-	15,986,032
PacWest Bancorp	37,552,606	326,600	-	17,942	31,593,618
Providence Service Corp.	14,637,528	-	-	-	16,701,013
RTI International Metals, Inc.	48,035,903	-	2,258,203	-	50,307,267
Ryoyo Electro Corp.	18,932,046	2,120,893	-	-	18,238,956
TradeStation Group, Inc.	13,178,039	-	-	-	11,321,978
Western Liberty Bancorp	14,976,000	-	-	-	13,324,800
Total	$ 345,258,108	$ 18,856,130	$ 2,258,203	$ 1,215,121	$ 371,069,792
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,902,899	$ 255,902,899	$ -	$ -
Consumer Staples	94,632,129	94,632,129	-	-
Energy	142,435,254	142,435,254	-	-
Financials	825,464,573	812,139,773	13,324,800	-
Health Care	159,751,613	159,751,613	-	-
Industrials	309,937,166	309,937,166	-	-
Information Technology	199,472,714	199,472,714	-	-
Materials	107,849,528	107,849,528	-	-
Telecommunication Services	18,065,250	18,065,250	-	-
Utilities	149,081,178	149,081,178	-	-
Money Market Funds	73,290,554	73,290,554	-	-
Total Investments in Securities:	$ 2,335,882,858	$ 2,322,558,058	$ 13,324,800	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,058,248,205. Net unrealized appreciation aggregated $277,634,653, of which $425,674,794 related to appreciated investment securities and $148,040,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010